Registration No. 333-13087

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As Filed with the Securities and Exchange Commission on April 22, 2002

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SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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Post-Effective Amendment No. 8

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FORM S-6

FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2
A.	Exact name of trust: Sun Life of Canada (U.S.) Variable Account G

B.	Name of depositor: Sun Life Assurance Company of Canada (U.S.)

C.	Complete address of depositor's principal executive offices:

One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

D.	Name and complete address of agent for service:

Edward M. Shea
Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

Copies to:

Josephine Cicchetti, Esq.
Jorden Burt Boros Cicchetti & Johnson LLP
Suite 400 East
1025 Thomas Jefferson St. N.W.
Washington, D.C. 20007-0805

It is proposed that this filing will become effective (check appropriate box)

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____ immediately upon filing pursuant to paragraph (b)

__X__ on May 1, 2002 pursuant to paragraph (b)

____ 60 days after filing pursuant to paragraph (a)(1)

____ on May 1, 2002 pursuant to paragraph (a)(1) of Rule 485.
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E.	Title and amount of securities being registered:

Flexible Premium Variable Universal Life Insurance Policies.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby declares that an indefinite amount of its Flexible Premium Variable Universal Life Insurance Policies is being registered under the Securities Act of 1933.

F.	Approximate date of proposed public offering:

As soon as practicable after the effective date of this Registration Statement.

RECONCILIATION AND TIE BETWEEN

FORM N-8B-2 AND PROSPECTUS
ITEM NO. OF
FORM N-8B-2	CAPTION IN PROSPECTUS

1.	Cover page
The Variable Account
2.	Cover page
About Who We Are
3.	Cover page
About Who We Are
4.	Distribution of Policy
5.	The Variable Account
6.	Not applicable
7.	Not applicable
8.	Other Information
Financial Statements
9.	Legal Proceedings
10.	Summary of Policy
The Variable Account
About the Policy
Premium Payments
Death Benefit
Account Value
Accessing Your Account Value
Cash Surrender Value Payable Upon Maturity
Charges, Deductions and Refunds
Other Policy Provisions
Addition, Deletion or Substitution of Investments
Modification
Voting Rights
Federal Tax Considerations
11.	Summary of Policy
The Variable Account
The Funds
12.	Summary of Policy
The Funds
13.	Summary of Policy
The Funds
Fees and Expenses of the Funds
About the Policy
Charges, Deductions and Refunds
Distribution of Policy
14.	About the Policy
Application and Issuance
15.	About the Policy
Application and Issuance
Free Look Period
Premium Payments
Account Value
Transfer Privileges
16.	About the Policy
Premium Payments
Account Value
Transfer Privileges
Accessing Your Account Value
17.	About the Policy
Free Look Period
Accessing Your Policy's Account Value
18.	The Variable Account
About the Policy
Account Value
19.	About the Policy
Other Policy Provisions
Reports to Policy Owners
20.	Not applicable
21.	About the Policy
Death Benefit
Policy Proceeds
Account Value
Account Value in the Loan Account
Accessing Your Account Value
Policy Loans
22.	Not applicable
23.	Our Directors and Executive Officers
24.	Not applicable
25.	About Who We Are
26.	Not applicable
27.	About Who We Are
28.	About Who We Are
Our Directors and Executive Officers
29.	About Who We Are
30.	Not applicable
31.	Not applicable
32.	Not applicable
33.	Not applicable
34.	Not applicable
35.	Distribution of Policy
36.	Not applicable
37.	Not applicable
38.	Distribution of Policy
39.	Distribution of Policy
40.	Not applicable
41.	Distribution of Policy
42.	Not applicable
43.	Not applicable
44.	About the Policy
Application and Issuance
Free Look Period
Premium Payments
Account Value
Transfer Privileges
Charges, Deductions and Refunds
Reduction of Charges
45.	Not applicable
46.	About the Policy
Application and Issuance
Free Look Period
Premium Payments
Account Value
Transfer Privileges
47.	Not Applicable
48.	About Who We Are
The Variable Account
49.	Not applicable
50.	The Variable Account
51.	Cover Page
About the Policy
Premium Payments
Death Benefit
Account Value
Charges, Deductions and Refunds
Accessing Your Account Value
Other Policy Provisions
52.	The Variable Account
About the Policy
Other Policy Provisions
Addition, Deletion or Substitution of Investments
Modification
53.	Federal Income Tax Considerations
Our Tax Status
54.	Not applicable
55.	Not applicable
56.	Not applicable
57.	Not applicable
58.	Not applicable
59.	Other Information
Financial Statements

PART I

Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, Massachusetts 02481 (800) 700-6554	SUN LIFE LOGO
Sun Life Corporate VUL
A Flexible Premium Variable Universal Life Insurance Policy

This prospectus describes the variable universal life insurance policy (the "Policy") issued by Sun Life Assurance Company of Canada (U.S.) ("we" or "us"), a member of the Sun Life Financial group of companies, through Sun Life of Canada (U.S.) Variable Account G (the "Variable Account"), one of our separate accounts. The Policy is being offered, depending on the circumstances, as either an individual policy or as a certificate under a group policy. The substantive terms of a certificate under a group policy will be identical to those of an individual policy. In this prospectus, unless stated otherwise, the term "Policy" will include individual policies, group policies, and certificates issued under group policies. The Policy allows "you," the policyowner, within certain limits, to:

o o o o

choose the life insurance coverage you need and increase or decrease coverage as your insurance needs change;

choose the amount and timing of premium payments;

allocate net premium payments among the available investment options and transfer amounts among these options as your investment objectives change; and

access your Policy's Account Value through policy loans and partial surrenders or a full surrender.

This prospectus contains important information you should understand before purchasing a Policy. You should read this prospectus carefully and keep it for future reference.

Neither the Securities and Exchange Commission nor any state securities commission has approved these securities or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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May 1, 2002

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This prospectus does not constitute an offering in any jurisdiction where the offering would not be lawful. You should rely only on the information contained in this prospectus or in the prospectus or statement of additional information of the underlying mutual funds. We have not authorized anyone to provide you with information that is different.

Summary of Policy

This summary is qualified by reference to this prospectus in its entirety. Appendix A contains a glossary of policy terms used in this prospectus.

Use of Policy

The Policy is designed primarily to provide corporations and other entities life insurance coverage on employees or other persons in whose lives they have an insurable interest, and may be used in connection with various types of non-tax-qualified executive benefit plans.

The Variable Account

o o o

We have established a separate account, the Variable Account, to fund the variable insurance benefits under the Policy.

The assets of the Variable Account are insulated from the claims of our general creditors.

The Variable Account is divided into 40 Sub-Accounts, each of which invests exclusively in shares of a corresponding mutual fund.

Investment Options

	o o	You may allocate your net premium payments among the available Sub-Accounts. You may transfer amounts from one Sub-Account to another.

You should read the underlying funds' prospectuses before investing.

Fees and Expenses of the Underlying Funds

You will indirectly bear the costs of investment management fees and other expenses paid from the assets of the underlying funds you select. The following table shows the fees and expenses paid by the funds as a percentage of average net assets based on information for the year ended December 31, 2001. This information was provided by the funds and we have not independently verified it. The funds' fees and expenses are more fully described in the fund prospectuses which accompany this prospectus. You should read them before investing.

Annual Fund Expenses
(as a percentage of underlying fund average net assets)(1)

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	Management Fees	Other Expenses	12b-1 or Other Service Fees	Total Annual Fund Operating Expenses
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund	0.61%	0.24%		0.85%
AIM V.I. Premier Equity Fund(5)	0.60%	0.25%		0.85%
Dreyfus Variable Investment Fund
Appreciation Portfolio(3)	0.75%	0.03%		0.78%
Growth and Income Portfolio(3)	0.75%	0.05%		0.80%
Quality Bond Portfolio(3)	0.65%	0.10%		0.75%
Small Cap Portfolio(3)	0.75%	0.04%		0.79%
Dreyfus Stock Index Fund (3)	0.25%	0.01%		0.26%
Fidelity Variable Insurance Products Fund
VIP Equity-Income Portfolio	0.48%	0.10%		0.58%
VIP Growth Portfolio	0.58%	0.10%		0.68%
VIP High Income Portfolio	0.58%	0.13%		0.71%
VIP Money Market Portfolio	0.18%	0.10%		0.28%
Fidelity Variable Insurance Products Fund II
VIP II Asset Manager: Growth Portfolio	0.58%	0.15%		0.73%
VIP II Contrafund Portfolio	0.58%	0.10%		0.68%
VIP II Index 500 Portfolio(2)	0.24%	0.11%		0.28%[0.35%]
VIP II Investment Grade Bond Portfolio	0.43%	0.11%		0.54%
Franklin Templeton Variable Insurance Products Trust
Templeton Growth Securities Fund: Class I(6)	0.80%	0.05%		0.85%
J.P. Morgan Series Trust II
J.P. Morgan Bond Portfolio	0.30%	0.45%		0.75%
J.P. Morgan Small Company Portfolio(4)	0.60%	0.55%		1.15%
J.P. Morgan U.S. Disciplined Equity Portfolio	0.35%	0.50%		0.85%
Lord Abbett Series Fund
International Portfolio(7)	1.00%	0.10%	0.25%	1.35%[6.15%]
Mid Cap Value Portfolio(7)	0.75%	0.10%	0.25%	1.10%[1.20%]
MFS/Sun Life Series Trust
Capital Appreciation Series	0.73%	0.05%		0.78%
Emerging Growth Series	0.70%	0.06%		0.76%
Global Growth Series	0.90%	0.15%		1.05%
Government Securities Series	0.55%	0.07%		0.62%
Massachusetts Investors Growth Stock Series	0.75%	0.07%		0.82%
Massachusetts Investors Trust Series	0.55%	0.05%		0.60%
Money Market Series	0.50%	0.07%		0.57%
Research Series	0.70%	0.06%		0.76%
Total Return Series	0.65%	0.05%		0.70%
Utilities Series	0.71%	0.07%		0.78%
Neuberger Berman Advisers Management Trust
Limited Maturity Bond Portfolio	0.65%	0.08%		0.73%
Mid-Cap Growth Portfolio	0.84%	0.07%		0.91%
Partners Portfolio	0.82%	0.05%		0.87%
Rydex Variable Trust
Rydex VT Nova Fund	0.75%	0.45%	0.25%	1.45%
Rydex VT OTC Fund	0.75%	0.45%	0.25%	1.45%
Sun Capital Advisers TrustSM
Investment Grade Bond FundSM	0.60%	0.15%		0.75%[0.95%]
Real Estate FundSM	0.95%	0.30%		1.25%[1.68%]
T. Rowe Price Equity Series, Inc.
T. Rowe Price Equity Income Portfolio(8)	0.85%	0.00%		0.85%
T. Rowe Price New America Growth Portfolio(8)	0.85%	0.00%		0.85%
Notes (1) (2) (3) (4) (5) (6) (7) (8)

All expense figures are shown after expense reimbursements or waivers. All expense figures are based on actual expenses for the fiscal year ended December 31, 2001, except that certain information relating to the Lord Abbett Series Funds has been restated as described in note (7) below.

The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement may be discontinued by the fund's manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.24%, 0.04% and 0.28%, respectively.

The expenses shown are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more information.

The information in the foregoing table has been restated to reflect an agreement by Morgan Guaranty Trust Company of New York, an affiliate of Morgan, to reimburse the trust to the extent certain expenses exceed in any fiscal year 1.15% of the average daily net assets of the J.P. Morgan Small Company Portfolio. Without such reimbursements, total fund annual expenses would have been 1.32%.

Effective May 1, 2002, the AIM V.I. Value Fund is changed to AIM V.I. Premium Equity Fund.

The Fund administration fee is paid indirectly through the management fee.

For the year 2001, Lord, Abbett & Co. voluntarily waived a portion of its management fees for the Portfolios and subsidized a portion of the Portfolios' expenses to the extent necessary to maintain the "Other Expenses After Reimbursement" and "12b-1 or Other Service Fees" of each Portfolio at an aggregate of 0.35% of its average daily net assets. Absent any waivers and reimbursements, the "Total Annual Fund Expenses Before Reimbursement" for the Mid Cap Value and International Portfolios would have been 1.20% and 6.15%, respectively, for the year 2001. For the year 2002, Lord Abbett does not intend to waive its management fees for the Mid Cap Value and International Portfolios but has contractually agreed to continue to reimburse a portion of the Portfolios' expenses to the extent necessary to maintain the "Other Fund Expenses After Reimbursement" and "12b-1 or Service Fees" of each Portfolio at an aggregate of 0.35% of its average daily net assets.

"Management Fees" include other operating expenses.

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Free Look Period

You may return your Policy to us for any reason and receive a refund within the later of 45 days after you sign a policy application or the 20-day period (or a longer period if required by applicable state law) beginning when you receive your Policy.

Premium Payments

o o o

You must make an initial minimum premium payment, the amount of which will vary based on the amount of life insurance you request and other factors, including the Insured's age, sex and health.

Thereafter, you choose the amount and timing of premium payments, within certain limits.

You allocate your net premium payments among the Policy's investment options in accordance with your instructions.

Additional Protection Benefit Rider

	o o	You may use this rider to obtain additional life insurance coverage on the Insured. We deduct the rider's cost from your Account Value on a monthly basis.
Death Benefit Compliance Test

	o	To be eligible to receive favorable tax treatment under applicable federal tax law, your Policy must be subject to one of the following legal standards-
		o o	the Guideline Premium Test, or the Cash Value Accumulation Test
	o	You choose the applicable test, but once made, you may not change your election.
Death Benefit

	o	If the Guideline Premium Test applies, you have a choice of two death benefit options-
		o o	the Specified Face Amount (Option A); or the Specified Face Amount plus your Account Value (Option B).
Specified Face Amount is the amount of life insurance coverage you request, exclusive of any coverage added by rider.	o o o

You may change your death benefit option on any Policy Anniversary, subject to our underwriting rules then in effect.

If the Cash Value Accumulation Test applies, you will be deemed to have elected Option A, which may not be changed.

After the first Policy Year, you may-

o o

increase the Specified Face Amount and, if applicable, the APB Rider Face Amount, subject to satisfactory evidence of the Insured's insurability; or

decrease the Specified Face Amount and, if applicable, the APB Rider Face Amount, provided that neither the Specified Face Amount nor the Total Face Amount after the decrease may be less than certain minimum amounts, as specified in your Policy.

Account Value
	o	Your Account Value will reflect-
Cash Surrender Value is your Account Value, less any outstanding Policy Debt, plus any sales load refund due at surrender.		o o o o	the premiums you pay; the investment performance of the Sub-Accounts you select; any loans, loan repayments and partial surrenders; and the charges we deduct under the Policy.
Accessing Your Account Value

o o o

You may borrow from us using your Account Value as collateral.

You may surrender your Policy for its Cash Surrender Value.

You may make a partial withdrawal of only a portion of the Cash Surrender Value once per year after your Policy has been in force for one year.

Policy Charges, Deductions and Refunds

o	Expense Charge Applied to Premium-We will deduct a charge from your premium payment-

A partial surrender may cause a decrease in Total Face Amount if the amount of the death benefit minus your Account Value after the partial surrender exceeds the amount of the death benefit minus your Account Value before the partial surrender.

o o o

a charge to cover applicable premium taxes, which varies by state but is guaranteed not to exceed 4% for all states except Kentucky for which the guaranteed maximum rate is 9%;

a 1.25% charge to cover our federal tax obligations with respect to the Policy; and

a 8.75% sales load up to a specified amount of premium and a 2.25% sales load on amounts in excess of that target amount for premiums paid during the first seven Policy Years, after which there is no sales load charge.

o o

Sales Load Refund at Surrender-If you surrender your Policy during the first three Policy Years, we will refund 100% of the sales load charged against premium payments made during the Policy Year in which you surrendered your Policy.

Mortality and Expense Risk Charges-We deduct a daily charge from your Account Value for the mortality and expense risks we assume with respect to the Policy. The guaranteed maximum daily rate is equivalent to an annual rate of 0.90% of assets. Our current daily rates are equivalent to annual rates of-

	o o o	0.60% for Policy Years 1 through 10; 0.20% for Policy Years 11 through 20; and 0.10% thereafter.
o o o

Monthly Deductions-We deduct a charge each month from your Account Value to cover administrative expenses relating to your Policy, which is guaranteed not to exceed $13.75 per month. Our current charges are $13.75 per month for the first policy year and $7.50 per month thereafter.

Monthly Cost of Insurance-We will deduct a monthly charge from your Account Value to cover our anticipated costs from providing your insurance coverage.

Reduction of Charges-We reserve the right to reduce any of our charges and deductions with respect to sales of the Policy involving certain group arrangements based on our expectations of cost savings and our claims experience.

What if Charges and Deductions Exceed Account Value?

Your Policy may terminate if your Account Value at the beginning of any Policy Month is insufficient to pay all charges and deductions then due. When and if this occurs, we will send you written notice and allow you a 61 day grace period. If you do not make a premium payment within the grace period, sufficient to cover all accrued and unpaid charges and deductions, your Policy will terminate at the end of the grace period without further notice.

Federal Tax Considerations

Your purchase of, and transactions under, your Policy may have tax consequences that you should consider before purchasing a Policy. You may wish to consult a tax adviser. In general, the beneficiary will receive Policy Proceeds without there being taxable income. Increases in Account Value will not be taxable as earned, although there may be income tax due on a full or partial surrender of your Policy.

About Who We Are
We are an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)").

Sun Life Assurance Company of Canada (U.S.) is a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. Our executive office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. We do business in 50 states and the District of Columbia. We have an insurance company subsidiary that does business in New York. We issue individual and group life insurance policies and annuity contracts.

We are an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada, Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London and Manila stock exchanges.

The Variable Account
The assets of the Variable Account are insulated from our general liabilities.

Sun Life of Canada (U.S.) Variable Account G is one of our separate accounts established in accordance with Delaware law on July 25, 1996. The Variable Account may also be used to fund benefits payable under other life insurance policies we issue.

We own the assets of the Variable Account. The income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Variable Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all policies participating in the Variable Account. Those assets may not be charged with our liabilities from our other business. Our obligations under those policies are, however, our general corporate obligations.

The Variable Account is registered with the SEC. The Variable Account has 40 Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding mutual fund.

The Variable Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. That registration does not involve any supervision by the SEC of the management or investment practices or policies of the Variable Account.

The Variable Account may be deregistered if registration is no longer required; however, we may continue, at our election, to operate the Variable Account as a unit investment trust or other form of investment company, subject to any necessary vote by those having voting rights. In the event of any change in the registration status of the Variable Account, we may amend the Policy to reflect the change and take such other action as may be necessary and appropriate to effect the change.

The Variable Account is divided into 40 Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts.

The Funds
The Fund Prospectuses which accompany this prospectus contain more information about the Funds.

The Policy currently offers 36 mutual fund options, which are briefly described below. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Fund which accompany this prospectus (the "Fund Prospectuses"). You should read the Fund Prospectuses before investing.

AIM Variable Insurance Funds-is advised by AIM Advisors, Inc. The available investment portfolios are-
	o o	AIM V.I. Capital Appreciation Fund AIM V.I. Value Fund
Dreyfus Stock Index Fund-is advised by the Dreyfus Corporation. Dreyfus Variable Investment Fund-is advised by the Dreyfus Corporation. The available investment portfolios are-
	o o o o	Appreciation Portfolio (a capital appreciation portfolio subadvised by Fayez Sarofim & Co.) Growth and Income Portfolio Quality Bond Portfolio Small Cap Portfolio

Fidelity Variable Insurance Products Fund-is advised by Fidelity Management & Research Company ("FMR"); affiliates of FMR may assist it in the selection of investments for the Portfolios. The available investment portfolios are-

	o o	VIP High Income Portfolio VIP Equity-Income Portfolio
Fidelity Variable Insurance Products Fund II-is advised by FMR; affiliates of FMR may assist it in the selection of investments for the Portfolios. The available investment portfolios are-
	o o	VIP II Asset Manager: Growth Portfolio VIP II Contrafund Portfolio (a growth portfolio)
	Franklin TempletonVariable Products Insurance Trust-The available investment portfolio, which is advised by Templeton Global Advisors Limited, is-
	o	Templeton Growth Securities Fund: Class I
J.P. Morgan Series Trust II-is advised by J.P. Morgan Investment Management Inc. The available investment portfolios are-
	o o o	J.P. Morgan Bond Portfolio J.P. Morgan Small Company Portfolio J.P. Morgan U.S. Disciplined Equity Portfolio

Lord Abbett Series Fund-is advised by Lord, Abbett & Co. The available investment portfolios are-
	o o	International Portfolio Mid-Cap Value Portfolio
MFS/Sun Life Series Trust-is advised by MFS Investment Management ("MFS"), one of our affiliates. The available investment portfolios are-
o o o o o o o o o o

Capital Appreciation Series

Emerging Growth Series

Global Growth Series

Government Securities Series

Massachusetts Investors Growth Stock Series

Massachusetts Investors Trust Series (a conservative growth series)

Money Market Series

Research Series (a growth series)

Total Return Series

Utilities Series

Neuberger Berman Advisers Management Trust-is advised by Neuberger Berman Management Inc. The available investment portfolios are-
	o o o	Limited Maturity Bond Portfolio Mid-Cap Growth Portfolio Partners Portfolio (a capital growth portfolio)
Rydex Variable Trust-is advised by Rydex Global Advisors. The available investment portfolios are-

	o o	Nova Fund (a large-cap blend fund) OTC Fund (a large-cap growth fund)
Sun Capital Advisers TrustSM is advised by Sun Capital Advisers, Inc., one of our affiliates. The available investment portfolios are-
	o o	Investment Grade Bond FundSM Real Estate FundSM
T. Rowe Price Equity Series, Inc.-is advised by T. Rowe Price Associates, Inc. The available investment portfolios are-
	o o	T. Rowe Price Equity Income Portfolio T. Rowe Price New America Growth Portfolio
Discontinued Funds The following Funds are no longer available under the Policy, except as described below-
	o o o o	Fidelity VIP Growth Portfolio Fidelity VIP Money Market Portfolio Fidelity VIP II Index 500 Portfolio Fidelity VIP II Investment Grade Bond Portfolio

If you had Account Value allocated to a Sub-Account which invests in the first Fund listed above as of May 1, 1999, you may maintain your existing allocations and may continue to allocate additional net premium payments or make transfers to that Sub-Account.

If you had Account Value allocated to a Sub-Account which invests in one of the last three Funds listed above as of May 1, 1999, you may maintain your existing allocations, but may not allocate any additional net premium payments or make any future transfers to that Sub-Account.

Certain of the investment advisers, transfer agents or underwriters to the Funds may reimburse us for administrative costs in connection with administering the Funds as options under the Policy. These amounts are not charges to the Funds, but are paid from assets of the advisers, transfer agents or underwriters, except for the administrative costs of the Lord Abbett Series Fund Portfolios and the Rydex Funds, which are paid from fund assets and reflected in the fee table.

Fees and Expenses of the Funds

Fund shares are purchased at net asset value, which reflects the deduction of investment management fees and other expenses. The management fees are charged by each Fund's investment adviser for managing the Fund and selecting its portfolio of securities. Other expenses can include such items as interest expense on loans and contracts with transfer agents, custodians and other companies that provide services to the Fund, and actual expenses may vary.

Because they are assessed at the fund level, you will indirectly bear the fees and expenses of the Funds you select. The table contained in the front part of this prospectus shows the fees and expenses paid by the Funds as a percentage of average net assets. These fees and expenses are more fully described in the Fund Prospectuses which accompany this prospectus.

Potential Conflicts

We, as well as other affiliated and unaffiliated insurance companies, may also purchase shares of the Funds on behalf of other separate accounts used to fund variable benefits payable under other variable life insurance and variable annuity contracts. As a result, it is possible, though we do not anticipate, that a material conflict may arise between the interests of our policyowners with respect to the Variable Account and those of other variable contractowners with respect to the other separate accounts that participate in the Funds. The Funds have agreed to monitor themselves for the existence of any material conflict between the interests of variable contractowners. In the event of such a conflict involving a Fund, we will take any steps necessary to remedy the conflict including withdrawing the assets of the Variable Account from the Fund. If the Variable Account or another separate account withdraws its assets from a Fund for this reason, the Fund may be forced to sell its portfolio securities at disadvantageous prices which would negatively affect the investment performance of the corresponding Sub-Account.

About the Policy

This prospectus describes the standard features of the Policy. Your Policy, as issued, may differ in some respects due to the legal requirements of the state where your Policy is issued.

Application and Issuance

To apply for a Policy, you must submit an application to our Principal Office. We will then follow underwriting procedures designed to determine the insurability of the proposed Insured. We offer the Policy on a regular (or medical) underwriting, simplified underwriting, or guaranteed issue basis. The proposed Insured generally must be less than 81 years old for a Policy to be issued on a medical underwriting basis, less than 76 years old for issuance on a simplified issue basis and less than 71 years old for issuance on a guaranteed issue basis. For Policies underwritten on a medical or simplified basis, we may require that the proposed Insured undergo one or more medical examinations and that you provide us with such additional information as we may deem necessary, before an application is approved. We will issue Policies on a guaranteed basis with respect to certain groups of Insureds. Policies issued on a guaranteed basis must be pre-approved based on information you provide to us on a master application and on certain other underwriting requirements which all members of a proposed group of Insureds must meet. Proposed Insureds must be acceptable risks based on our underwriting limits and standards. We will not issue a Policy until the underwriting process has been completed to our satisfaction. In addition, we reserve the right to reject an application that does not meet our underwriting requirements or to "rate" an Insured as a substandard risk, which will result in increased Monthly Cost of Insurance charges.

There are two tax-law compliance tests. You select which applies to your Policy.

Death Benefit Compliance Test. Your Policy must, at all times, satisfy one of two legal standards for it to qualify as life insurance and thus be entitled to receive favorable tax treatment under applicable federal tax law. We will refer to these standards as the "Cash Value Accumulation Test" and the "Guideline Premium Test." Under both tests, the Death Benefit must effectively always equal or exceed your Account Value multiplied by a certain percentage (the "Death Benefit Percentage"). The Death Benefit Percentages for the Guideline Premium Test vary by age, whereas those for the Cash Value Accumulation Test vary by age and sex. The Death Benefit Percentages for the Cash Value Accumulation Test, in general, are greater than those for the Guideline Premium Test. The Guideline Premium Test imposes limits on the amount of premium you may pay under your Policy, where the Cash Value Accumulation Test does not.

You must specify in your policy application which of these tests will apply to your Policy. You may not change your selection once your Policy has been issued. In general, if your primary objective is maximum accumulation of Account Value during the initial Policy Years, then the Cash Value Accumulation Test would be the more appropriate choice. If your primary objective is the most economically efficient method of obtaining a specified amount of coverage, then the Guideline Premium Test is generally more appropriate. Because your choice of tests depends on complex factors and may not be changed, you should consult with a qualified tax adviser before deciding.

Initial Premium Payment. A Minimum Premium, as specified in your Policy, will be due and payable as of the Issue Date. The Minimum Premium will vary based on the Insured's Class, Issue Age and sex and on the amount of insurance coverage. Pending approval of your application, we will allocate any premium payments you make to our General Account. If your application is not approved, we will promptly return your premium payments.

Effective Date of Coverage. Upon approval of your application, we will issue to you a Policy on the life of the Insured which will set forth your rights and our obligations. The Effective Date of Coverage for the Policy will be the latest of-

o o o	the Issue Date, the date we approve the application for your Policy, or the date you pay a premium equal to or in excess of the Minimum Premium.
The Issue Date is the date specified as such in your Policy, from which Policy Anniversaries, Policy Years and Policy Months are measured.

Insurable Interest Requirement. You must have an insurable interest in the life of the Insured up to the full amount of insurance coverage. Otherwise, your Policy will not qualify as life insurance under applicable state insurance and federal tax law. You should consult with a qualified adviser when determining the amount of coverage and before taking any action to increase the amount of existing coverage to ensure that you have an insurable interest for the full amount of coverage.

Free Look Period

If you are not satisfied with your Policy, you may return it by delivering or mailing it to our Principal Office or to the sales representative through whom you purchased the Policy within 20 days from the date of receipt (unless a different period is applicable under state law) or within 45 days after your application is signed, whichever period ends later (the "Free Look Period").

If you return your Policy during the Free Look Period, your Policy will be deemed void and you will receive a refund equal to the sum of-

o o o

the difference between any premium payments made, including fees and charges, and the amounts allocated to the Variable Account;

the value of the amounts allocated to the Variable Account on the date the cancellation request is received by us or the sales representative through whom you purchased the Policy; and

any fees or charges imposed on amounts allocated to the Variable Account.

If required by applicable state insurance law, however, you will receive instead a refund equal to the sum of all premium payments made, without regard to the investment experience of the Variable Account. Unless you are entitled to receive a full refund of premium, you bear all of the investment risks with respect to the amount of any net premiums allocated to the Variable Account during the Free Look Period with respect to your Policy.

If you are entitled under applicable state law to receive a full refund during the Free Look Period, we will allocate the net premium payments to the MFS/Sun Life Series Trust Money Market Series Sub-Account during that period beginning on the Investment Start Date. Upon expiration of the Free Look Period, we will reallocate your Account Value and allocate future net premium payments in accordance with your instructions.

Premium Payments

The frequency and amount of your premium payments may have tax consequences.

In general, you may choose the frequency and amount of any additional premium payments subject to the limits described below. You will be required, however, to make an initial minimum premium payment, as described above. All premium payments should be made payable to "Sun Life Assurance Company of Canada (U.S.)" and mailed to our Principal Office.

General Limitations. We reserve the right to limit the number of premium payments we accept on an annual basis. No premium payment may be less than $100 without our consent, although we will accept a smaller premium payment if it is necessary to keep your Policy in force. We reserve the right not to accept a premium payment that causes the Death Benefit to increase by an amount that exceeds the premium received and we may require satisfactory evidence of insurability before we accept such a premium.

Guideline Premium Test Limitations. The Guideline Premium Test limits the amount of premium you may pay per year. We will not accept premium payments that would, in our opinion, exceeds these limits, if you have chosen this test as the applicable Death Benefit Compliance Test. If you make a premium payment in excess of these limits, we will accept only that portion of the premium within those limits and refund the remainder to you. We will inform you of the applicable maximum premium limitations for the coming years in our annual report to you. In contrast, the Cash Value Accumulation Test does not impose any additional limitations on the amount of premium you may pay.

Planned Periodic Premiums. While you are not required to make premium payments according to a fixed schedule, you may select a planned periodic premium schedule and corresponding billing period, subject to our premium limits. In general, the billing period must be annual or semiannual. We will send reminder notices for the planned period premium at the beginning of each billing period unless reminder notices have been suspended as described below. You are not required, however, to pay the planned periodic premium; you may increase or decrease premium payments, subject to our limits, and you may skip a planned payment or make unscheduled payments. You may change your planned payment schedule or the billing period, subject to our approval. Depending on the investment performance of the Sub-Accounts you select, the planned periodic premium may not be sufficient to keep your Policy in force, and you may need to change your planned payment schedule or make additional payments in order to prevent termination of your Policy. We reserve the right to suspend reminder notices if premiums are not being paid (except for notices in connection with the grace period). We will notify you prior to suspending reminder notices. We will also suspend reminder notices at your written request.

Net Premium is the amount you pay as premium minus Expense Charges Applied to Premium.

Allocation of Net Premium. We will allocate Net Premium among the Sub-Accounts in accordance with your allocation instructions, except during the Free Look Period as described above. You will be required to specify initial allocation percentages in your policy application. All percentages must be in whole numbers.

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You may change the allocation of future Net Premium at any time by writing to our Service Center. An allocation change will be effective as of the date our Service Center receives your request for that change.

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Modified Endowment Contract. Less favorable federal tax rules apply to life insurance policies that are defined as "Modified Endowment Contracts." One way your Policy could become a Modified Endowment Contract is if you pay premiums in excess of applicable tax-law limitations.

We will notify you if we receive a premium that would, in our opinion, cause your Policy to become a Modified Endowment Contract. We will not credit the premium unless we receive specific instructions from you to do so. If we have not received instructions within 24 hours of the date we sent notice to you, we will immediately return the premium.

Additional Protection Benefit Rider (APB Rider)

The Policy may be issued with an APB Rider. This rider provides life insurance coverage, annually renewable to Attained Age 100, on the life of the Insured equal to the amount of the APB Rider Death Benefit. You will be required to specify the initial APB Rider Face Amount in your policy application.

The cost of the APB Rider will be included in the Monthly Cost of Insurance deduction. The applicable guaranteed maximum Monthly Cost of Insurance Rates for the APB Rider Death Benefit exceed those for the Base Death Benefit.

Target Premium is the amount of premium specified as such in your Policy, used to determine our sales load charges.

Total Face Amount is the sum of the Specified Face Amount and the APB Rider Face Amount.

Two otherwise identical Policies with the same Total Face Amount will have different Target Premiums depending on how much of the Total Face Amount is attributable to the Specified Face Amount versus the APB Rider Face Amount. Target Premium will be lower for the Policy which has the greater APB Rider Face Amount, which will result in lower sales load deductions for that Policy.

If you convert your Policy to a flexible premium universal life insurance policy, any related APB Rider will terminate automatically. An APB Rider will also terminate on the earliest of-

o o o	our receipt of your written request for termination, the lapse of your Policy because of insufficient value, or the termination of the Policy.

Death Benefit

Policy Proceeds. If your Policy is in force at the time of the Insured's death and we have received Due Proof of the Insured's death, we will pay your designated beneficiary an amount equal to-

o o o o	the amount of the Base Death Benefit, minus the amount of any outstanding Policy Debt, plus the amount of any APB Rider Death Benefit, plus the amount of any other supplemental benefits.

The amount of the Base Death Benefit depends upon the death benefit option in effect at the time of the Insured's death.

Death Benefit Options. The policy has two death benefit options. You will be required to select one of them in your policy application.

Option A-Specified Face Amount. Under this option, the Base Death Benefit is the greater of-

o o	your Policy's Specified Face Amount, or the Account Value multiplied by the applicable Death Benefit Percentage.
Option B-Specified Face Amount Plus Account Value. Under this option, the Base Death Benefit is the greater of-
o o	the Specified Face Amount plus the Account Value, or the Account Value multiplied by the applicable Death Benefit Percentage.

Option B is not available, however, and you will be deemed to have elected Option A, if you have chosen the Cash Value Accumulation Test as the applicable Death Benefit Compliance Test.

At any time the Base Death Benefit is defined as the Account Value multiplied by the applicable Death Benefit Percentage, and the Base Death Benefit minus Account Value exceeds your Policy's Total Face Amount, we reserve the right to distribute Account Value to you as a partial surrender to the extent necessary so that the Base Death Benefit minus Account Value will equal the Total Face Amount. You will not have the option of providing evidence of insurability to maintain a higher level of Base Death Benefit.

We will notify you in writing if we exercise our right to distribute Account Value to you as a partial surrender as described above. You may allocate the partial surrender among the Sub-Accounts of the Variable Account. If you do not specify the allocation, then we will allocate the partial surrender among the Sub-Accounts in the same proportion that the Account Value of each Sub-Account bears to the aggregate Account Value of all Sub-Accounts on the date of partial surrender.

Changes in the Death Benefit Option. If you have chosen the Guideline Premium Test as the applicable Death Benefit Compliance Test, then you may change the death benefit option, subject to our underwriting rules in effect at the time of the change. Requests for a change must be made in writing to our Service Center. The effective date of the change will be the Policy Anniversary on or next following the date of receipt of your request.

If you change from Option B to Option A, we will increase the Specified Face Amount by the Account Value. If you change from Option A to Option B, we will reduce the Specified Face Amount by the Account Value. In either case, the amount of the Base Death Benefit at the time of change will not be altered, but the change will affect the determination of the Base Death Benefit going forward.

A change in the death benefit option could cause total premiums paid prior to the change to exceed the applicable maximum premium limitations under the Guideline Premium Test. The change could also reduce these limitations for future premium payments. If the requested change causes total premiums paid to exceed the applicable maximum premium limitations, you will be required to make a partial surrender of your Policy. You should consult a qualified tax adviser before changing the death benefit option.

APB Rider Death Benefit. The APB Rider Death Benefit is the greater of zero or the result of the APB Rider Face Amount minus the excess, if any, of the Base Death Benefit over-

o o	the Specified Face Amount, if the applicable death benefit option is Option A, or the Specified Face Amount plus the Account Value, if the applicable death benefit option is Option B.

Minimum Face Amount. Total Face Amount is the sum of the Specified Face Amount and the APB Rider Face Amount. In general, the Total Face Amount must be at least $50,000, of which the Specified Face Amount must be at least $5,000. We reserve the right to waive these minimums and to offer your Policy only in conjunction with an APB Rider with a specified APB Rider Face Amount.

Changes in Face Amount. After the end of the first Policy Year, you may change the Specified Face Amount and, if applicable, the APB Rider Face Amount, subject to our underwriting rules in effect at the time of the change. Unless you specify otherwise, we will first apply a change to the APB Rider Face Amount to the extent possible. You must send your request for a change to our Service Center in writing. The Effective Date of Coverage for changes will be-

o o

for any increase in coverage, the Monthly Anniversary Day that falls on or next follows the date we approve the supplemental application for the increase; and

for any decrease in coverage, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

Increases in Face Amount. An increase in the Specified Face Amount and, if applicable, the APB Rider Face Amount, is subject to our underwriting rules in effect at the time of the increase. You may be required to submit satisfactory evidence of the Insured's insurability.

Decreases in Face Amount. The Specified Face Amount may not decrease to less than the Minimum Specified Face Amount specified in your Policy. Similarly, a decrease in Specified Face Amount or APB Rider Face Amount may not decrease the Total Face Amount to an amount less than the Minimum Total Face Amount specified in your Policy. A decrease in face amount will be applied-

o o o	first, to the most recent increase; second, to the next most recent increases, in reverse chronological order; and finally, to the initial face amount.

A decrease in the Specified Face Amount or APB Rider Face Amount could cause total premiums paid prior to the change to exceed the applicable maximum premium limitations under the Guideline Premium Test. The change could also reduce these limitations for future premium payments. If the requested change causes total premiums paid to exceed the applicable maximum premium limitations, you will be required to make a partial surrender of your Policy. You should consult a qualified tax adviser before decreasing the Specified Face Amount or APB Rider Face Amount.

Account Value

A Valuation Date is any day on which we, the applicable Fund, and the New York Stock Exchange are open for business.

The Valuation Period is the period of time from one determination of Unit Values to the next.

Your Account Value is the sum of the amounts in each Sub-Account of the Variable Account with respect to your Policy, plus the amount of the Loan Account.

We measure the amounts in the Sub-Accounts in terms of Units and Unit Values. On any given day, the amount you have in a Sub-Account is equal to the Unit Value multiplied by the number of Units credited to you in that Sub-Account. The Units for each Sub-Account will have different Unit Values.

Amounts allocated to a Sub-Account will be used to purchase Units of that Sub-Account. Units are redeemed when you make partial surrenders, undertake policy loans or transfer amounts from a Sub-Account, and for payment of the Mortality and Expense Risk Charge, the Monthly Expense Charge and the Monthly Cost of Insurance Charge. The number of Units of each Sub-Account purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Sub-Account. The Unit Value for each Sub-Account is established at $10.00 for its first Valuation Date. The Unit Value for any subsequent Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the Net Investment Factor. The Unit Value of a Sub-Account for any Valuation Date is determined as of the close of the Valuation Period ending on that Valuation Date.

Transactions are normally processed on the date we receive a premium at our Principal Office or any acceptable written or telephonic request is received at our Service Center. If your premium request is received on a date that is not a Valuation Date, or after the close of the New York Stock Exchange on a Valuation Date, the transaction will be processed on the next Valuation Date.

The Investment Start Date is the date we apply your first premium payment, which will be the later of the Issue Date, the Business Day we approve your policy application, or the Business Day we receive a premium equal to or in excess of the Minimum Premium.

Account Value in the Sub-Accounts. The Account Value attributable to each Sub-Account of the Variable Account on the Investment Start Date equals-
o o o

that portion of Net Premium received and allocated to the Sub-Account, minus the Monthly Expense Charges due on the Issue Date and subsequent Monthly Anniversary Days through the Investment Start Date, minus the Monthly Cost of Insurance deductions due from the Issue Date through the Investment Start Date.

The Account Value attributable to each Sub-Account of the Variable Account on subsequent Valuation Dates is equal to-
o o o o o o o o o o o o

the Account Value attributable to the Sub-Account on the preceding Valuation Date multiplied by that Sub-Account's Net Investment Factor, minus the Daily Risk Percentage multiplied by the number of days in the Valuation Period multiplied by the Account Value in the Sub-Account, plus that portion of Net Premium received and allocated to the Sub-Account during the current Valuation Period, plus any amounts transferred by you to the Sub-Account from another Sub-Account during the current Valuation Period, minus that portion of any loan repayment allocated to the Sub-Account during the current Valuation Period, plus that portion of any interest credited on the Loan Account which is allocated to the Sub-Account during the current Valuation Period, minus any amounts transferred by you from the Sub-Account to another Sub-Account during the current Valuation Period, minus that portion of any partial surrenders deducted from the Sub-Account during the current Valuation Period, minus that portion of any Policy loan transferred from the Sub-Account to the Loan Account during the current Valuation Period, minus if a Monthly Anniversary Day occurs during the current Valuation Period, that portion of the Monthly Expense Charge for the Policy Month just beginning charged to the Sub-Account, minus if a Monthly Anniversary Day occurs during the current Valuation Period, that portion of the Monthly Cost of Insurance for the Policy Month just ending charged to the Sub-Account, minus if you surrender during the current Valuation Period, that portion of the pro-rata Monthly Cost of Insurance for the Policy month charged to the Sub-Account.

A Sub-Account's Unit Value on any Valuation Date is the equal to the Unit Value for the preceding Valuation Date multiplied by the Net Investment Factor.

Net Investment Factor. The Net Investment Factor is used to measure the Sub-Account's investment performance from one Valuation Period to the next. This factor will be greater or less than or equal to one, corresponding to a positive or negative or to a lack of change in the Sub-Account's investment performance for the preceding Valuation Period.

The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing the net result of-

Although we do not currently take any federal, state or local taxes in to account when determining the Net Investment Factor, we reserve the right to do so.	o o o

the net asset value of a mutual fund share held in the Sub-Account determined as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution declared on fund shares held in the Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus a per share credit or charge with respect to any taxes reserved for by us, or paid by us if not previously reserved for, during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account,

-by the net asset value of a fund share held in the Sub-Account determined as of the end of the preceding Valuation Period.

Account Value in the Loan Account. The Account Value in the Loan Account is zero on the Investment Start Date.

The Account Value in the Loan Account on any day after the Investment Start Date equals-

o o o o

the Account Value in the Loan Account on the preceding day credited with interest at the rate specified in the Policy as the "interest credited on Loan Account rate" of 4%, plus any amount transferred from Sub-Accounts to the Loan Account for Policy loans requested on that day; minus any loan repayments made on that day, minus

if that day is a Policy Anniversary, any amount transferred to the Sub-Accounts by which the Loan Account Value exceeds the outstanding Policy loan.

Your Policy may terminate if your Account Value minus any outstanding Policy Debt drops to zero. You will have 61 days to pay enough premium to prevent termination.

Insufficient Value. If the Account Value minus the outstanding Policy Debt is less than or equal to zero on a Valuation Date, then your Policy will terminate for no value, subject to the grace period described below.

Grace Period. If, on a Valuation Date, your Policy will terminate by reason of insufficient value, we will allow a grace period. This grace period will allow 61 calendar days from that Valuation Date for the payment of a Net Premium sufficient to cover the deductions from the Account Value. Notice of premium due will be mailed to your last known address or the last known address of any assignee of record. We will assume that your last known address is the address shown on your policy application (or notice of assignment), unless we have received satisfactory written notice of a change in address. If the premium due is not paid during the grace period, then the Policy will terminate without value at the end of the 61 day period without further notice. The Policy will continue to remain in force during this grace period. If the Policy Proceeds become payable during the grace period, then we will deduct any overdue Monthly Cost of Insurance and Monthly Expense Charge from the amount payable.

Splitting Units. We reserve the right to split or combine the value of Units. In effecting any such change, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Policy.

Transfer Privileges

You normally may at any time transfer all or a portion of your Account Value among Sub-Accounts. We will make transfers pursuant to an authorized written request to our Service Center.

You may transfer a specified dollar amount or a specified percentage of a Sub-Account's value.

Your transfer privileges are subject to our consent. We reserve the right to impose limitations on transfers, including, but not limited to-

	o o	the minimum amount that may be transferred; and the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account.
Sales Load Refund at Surrender is that portion of any premium paid in the Policy Year of surrender that we will refund if you surrender your Policy in the first three Policy Years.

The Policy is not designed for professional market timing organizations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Policy. Accordingly, such transfers may be subject to special restrictions.

In addition, transfer privileges are subject to any restrictions that may be imposed by the Funds.

Accessing Your Account Value

Surrender. You may surrender your Policy for its Cash Surrender Value at any time. If you do, the insurance coverage and all other benefits under the Policy will terminate. The Cash Surrender Value is-

	o o o	the Account Value, minus the outstanding balance of any outstanding Policy Debt; plus the Sales Loan Refund at Surrender, if any.
Partial surrenders reduce your Policy's Total Face Amount and may have tax consequences.

Partial Surrenders. You may make a partial surrender of your Policy once each Policy Year after the first Policy Year by written request to our Service Center. The amount of any partial surrender may not exceed the Account Value minus any outstanding Policy Debt. Unless you provide us satisfactory evidence that the Insured remains an acceptable risk based on our underwriting limits and standards, the Total Face Amount will be reduced to the extent necessary so that

You may borrow from us using your Policy as collateral.	o o	the death benefit minus the Account Value immediately after the Partial Surrender does not exceed the death benefit minus the Account Value immediately before the Partial Surrender.

If you provide satisfactory evidence of insurability, the death benefit will be equal to what it was immediately prior to the partial surrender. After the partial surrender, the Specified Face Amount may not be lower than the minimum Specified Face Amount and the Total Face Amount may not be lower than the minimum Total Face Amount.

You may allocate a partial surrender among the Sub-Accounts of the Variable Account. If you do not specify the allocation, then we will allocate the partial surrender among the Sub-Accounts in the same proportion that the Account Value of each Sub-Account bears to the aggregate Account Value of all Sub-Accounts on the date of partial surrender.

Policy Loans. You may request a policy loan of up to 90% of your Account Value, decreased by the balance of any outstanding Policy Debt on the date the policy loan is made. We will transfer Account Value equal to the amount of the policy loan from the Sub-Accounts to the Loan Account on the date the policy loan is made. You may allocate the policy loan among the Sub-Accounts. If you do not specify the allocation, then we will allocate the policy loan among the Sub-Accounts in the same proportion that the Account Value of each Sub-Account bears to the aggregate Account Value of all Sub-Accounts immediately prior to the loan.

Interest on the policy loan will accrue daily at an annual rate of 5% in Policy Years 1 through 10 and 4.25% thereafter. This interest will be due and payable to us in arrears on each Policy Anniversary. Any unpaid interest will be added to the principal amount as an additional policy loan and will bear interest at the same rate and in the same manner as the prior policy loan.

All funds we receive from you will be credited to your Policy as premium unless we have received satisfactory written notice that the funds are to be applied to repay a policy loan. It is generally advantageous to repay a loan rather than to make a premium payment, because premium payments incur expense charges but loan repayments do not. Loan repayments will first reduce the outstanding balance of the policy loan and then accrued but unpaid interest on such loans. We will accept repayment of any policy loan at any time before Maturity. The amount of the loan repayment up to the outstanding balance of the policy loan will be transferred from the Loan Account to the Sub-Accounts. You may allocate the loan repayment among the Sub-Accounts. If you do not specify the allocation, then we will allocate the loan repayment among the Sub-Accounts in the same proportion that the Account Value of each Sub-Account bears to the total Account Value minus the Loan Account immediately prior to the loan repayment.

Deferral of Payment. We will usually pay any amount due from the Variable Account within seven days after the Valuation Date following our receipt of written notice for payment or, in the case of death or the Insured, Due Proof of such death. Payment of any amount payable from the Variable Account on death, surrender, partial surrender or policy loan may be postponed whenever-

o o o

the New York Stock Exchange is closed, other than customary weekend and holiday closing, or trading on that exchange is otherwise restricted;

the SEC, by order, permits postponement for the protection of policyowners; or

an emergency exists as determined by the SEC, as a result of which disposal of securities is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account.

Cash Surrender Value Payable upon Maturity

If the Insured is living and your Policy is in force on the date of Maturity, the Cash Surrender Value is payable to you.

Charges, Deductions and Refunds

Expense Charges Applied to Premium. We deduct charges from each premium payment for premium taxes and our federal tax obligations and as a sales load.

States and a few cities and municipalities may impose taxes on premiums paid for life insurance, which generally range from 2% to 4% of premium but may exceed 4% in some states (for example, Kentucky). We will from time to time determine the applicable premium tax rate based on the rate we expect to pay in your state of residence. The premium tax rate is guaranteed not to exceed 4% for all states except Kentucky, in which case it is guaranteed not to exceed 9%. If you change your state of residence, we will adjust the premium tax rate to reflect the rate for the new state of residence.

We deduct a 1.25% charge from each premium payment for our federal tax obligations. This charge is guaranteed not to exceed 1.25%.

Target Premium varies based on the Specified Face Amount and the Insured's Issue Age and sex.

We also charge a 8.75% sales load on each premium payment up to an amount of Target Premium specified in your Policy and a 2.25% sales load on premiums paid in excess of Target Premium for each of the first seven Policy Years. Sales load rates are guaranteed not to exceed these amounts. There are no sales load charges after the seventh Policy Year. We may reduce or waive the sales load for certain group or sponsored arrangements and corporate purchasers.

Sales Load Refund at Surrender. If you surrender your Policy during the first three Policy Years, we will refund 100% of the sales load charged against premium payments made during the Policy Year in which you surrendered your Policy.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of the Variable Account for the mortality and expense risks we assume with respect to the Policy. This charge is based on the applicable Daily Risk Percentage, which we will from time to time determine based on our expectations of future interest, mortality experience, persistency, expenses and taxes. Expressed as an equivalent annual rate, the Daily Risk Percentage is guaranteed not to exceed 0.90% (0.0024548% daily) of assets. Our current effective annual rates as a percentage of assets are-

	o o o	0.60% (0.0016389% daily) for Policy Years 1 through 10; 0.20% (0.0005474%) for Policy Years 11 through 20; and 0.10% (0.0002738%) thereafter.

The mortality risk we assume is that the group of lives insured under the Policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that our costs of issuing and administering Policies may be more than we estimated.

Monthly Expense Charges. We will deduct a flat charge at the beginning of each month to cover administrative and other expenses actually incurred. We will from time to time determine the applicable Monthly Expense Charge based on our expectations of future expenses, which will not exceed $13.75 in any Policy Month. We will allocate the Monthly Expense Charge among the Sub-Accounts in the same proportion that the Account Value of each Sub-Account bears to the aggregate Account Value of all Sub-Accounts immediately prior to the deduction. Currently, the Monthly Expense Charge is $13.75 per month for the first Policy Year and $7.50 per month thereafter.

Monthly Cost of Insurance. We deduct a Monthly Cost of Insurance charge from your Account Value to cover anticipated costs of providing insurance coverage. This charge is made, in arrears, at the end of each Policy Month. If you surrender your Policy on any day other than a Monthly Anniversary Day, we will deduct a cost of insurance charge on a pro-rata basis. We will allocate the Monthly Cost of Insurance deduction among Sub-Accounts in the same proportion that the Account Value of each Sub-Account bears to the aggregate Account Value of all Sub-Accounts immediately prior to the deduction.

The Monthly Cost of Insurance rates are based on the length of time the Policy has been in force and on the Insured's sex (except for unisex Policies), Issue Age, Class and table rating, if any. We will from time to time determine the applicable rates based on our expectations of future experience with respect to the mortality, persistency, interest rate, expenses and taxes. Our cost of insurance rates for coverage under the Policy are guaranteed not to exceed the applicable maximum monthly rates shown in your Policy which are based on the 1980 Commissioner's Standard Ordinary Mortality Table A (for males and unisex Policies) or Table G (for females), unless the Insured has been rated a substandard risk. Our cost of insurance rates for coverage under the APB Rider are guaranteed not to exceed the applicable maximum monthly rates shown in your Policy. In general, the maximum monthly rates for coverage under the APB Rider will not exceed 125% of the monthly rates based on the 1980 CSO Mortality Table A (for males and unisex Policies) or G (for females), unless the Insured has been rated a substandard risk. Monthly cost of insurance rates for classes of Insureds with substandard risk ratings are based on multiples of the CSO Mortality Tables described above.

Reduction of Charges. We reserve the right to reduce any of our charges and deductions in connection with the sale of the Policy if we expect that the sale may result in cost savings, subject to any requirements we may from time to time impose. We may change our requirements based on experience. We will determine the propriety and amount of any reduction. No reduction will be unfairly discriminatory against the interests of any class of policyowner.

Termination of Policy

Your Policy will terminate on the earliest of-

	o o o o	the date we receive your request to surrender, the expiration date of the grace period due to insufficient value, the date of Insured's death, or the date of Maturity.

Other Policy Provisions

Alteration. Our sales representatives do not have the authority to either alter or modify your Policy or to waive any of its provisions. The only persons with this authority are our president, actuary, secretary or one of our vice presidents.

Assignments. During the lifetime of the Insured, you may assign all or some of your rights under the Policy. All assignments must be filed at our Service Center and must be in satisfactory written form. The assignment will then be effective as of the date your signed the form, subject to any action taken before we receive it at our Service Center. We are not responsible for the validity or legal effect of any assignment.

Rights of Owner

While the Insured is alive, unless you have assigned any of these rights, you may-

o o o o o

transfer ownership to a new owner;

name a contingent owner who will automatically become the owner of the Policy if you die before the Insured;

change or revoke a contingent owner;

change or revoke a beneficiary; and

exercise all other rights in the Policy.

When you transfer your rights to a new owner, you automatically revoke any prior contingent owner designation. You do not affect a prior beneficiary when you merely transfer ownership, or change or revoke a contingent owner designation. When you want to change or revoke a prior beneficiary designation, you have to specify that action.

You do not need the consent of a beneficiary or a contingent owner in order to exercise any of your rights. However, you must give us written notice of the requested action. The request must be filed at our Service Center and must be in satisfactory written form. Your request will then, except as otherwise specified in the Policy, be effective as of the date you signed the form, subject to any action taken before we receive it at our Service Center.

Rights of Beneficiary. The beneficiary has no rights in the Policy until the death of the Insured. If a beneficiary is alive at that time, the beneficiary will be entitled to payment of the Policy Proceeds as they become due.

Reports to Policyowners. We will send you a report at least once each Policy Year. The report will show current policy values, premiums paid, and deductions made since the last report. It will also show the balance of any outstanding policy loans and accrued interest on those loans.

Illustrations. Upon request, we will provide you with a hypothetical illustration of future Account Value and Death Benefits. This illustration will be furnished to you for a fee not to exceed $25.

Conversion. You may convert your Policy into a flexible premium universal life policy offered by an affiliate, Sun Life Assurance Company of Canada, during the first 24 months after the Issue Date while the Policy is in force. Choice of a new policy is subject to our approval and will be restricted to those policies that offer the same Class and rating as your Policy. Our affiliate will issue the new policy with the same Class and rating as the Policy without new evidence of the Insured's insurability. This provision does not apply to the APB Rider, if any, or to any other supplemental benefits that may be attached to the Policy. Any riders or supplemental benefits will terminate automatically when the Policy is converted.

Misstatement of Age or Sex. If the age or sex (unless a unisex Policy) of the Insured is stated incorrectly in your policy application, the amounts payable by us will be adjusted.

     Misstatement discovered at death-The Death Benefit will be recalculated to that which would be purchased by the most recently charged Monthly Cost of Insurance rate for the correct age or sex.

     Misstatement discovered prior to death-The Account Value will be recalculated from the Issue Date using the Monthly Cost of Insurance rates based on the correct age or sex.

Suicide. Unless state law otherwise requires, if the Insured, whether sane or insane, commits suicide within two years after the Issue Date, we will not pay any part ofthe Policy Proceeds. We will refund to you the premiums paid, minus the amount of any Policy Debt and any partial surrenders.

Incontestability. All statements made in the application or in a supplemental application are representations and not warranties. We will rely on these statements when approving the issuance, increase in face amount, increase in Base Death Benefit over premium paid, or change in death benefit option of the Policy. We can use no statement in defense of a claim unless the statement was made in the application or in a supplemental application. In the absence of fraud, after a Policy has been in force during the lifetime of the Insured for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums. However, any increase in the Total Face Amount which is effective after the Issue Date will be incontestable only after the increase has been in force during the lifetime of the Insured for two years from the effective date of coverage of the increase. Any increase in Base Death Benefit over premium paid or increase in Base Death Benefit due to a death benefit option change will be incontestable only after such increase has been in force during the lifetime of the Insured for two years from the date of the increase.

Addition, Deletion or Substitution of Investments. Subject to our obtaining any necessary regulatory approvals, share of other registered open-end investment companies or unit investment trusts may be substituted both for fund shares already purchased by the Variable Account and/or as the security to be purchased in the future. In addition, the investment policies of the Sub-Accounts will not be changed without the approval of the Insurance Commissioner of the State of Delaware. We also reserve the right to eliminate or combine existing Sub-Accounts or to transfers assets between Sub-Accounts. In the event of any substitution or other act described above, we may make appropriate amendment to the Policy to reflect the substitution.

Nonparticipating. The Policy does not pay dividends. The Policy does not share in our profits or surplus earnings.

Modification. Upon notice to you, we may modify the Policy if that modification-

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is necessary to make the Policy or the Variable Account comply with any law or regulation issued by a governmental agency to which we are or the Variable Account is subject;

is necessary to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws as a life insurance policy;

is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts; or

adds, deletes or otherwise changes Sub-Account options.

We also reserve the right to modify certain provisions of the Policy as stated in those provisions. In the event of any such modification, we may make appropriate amendment to the Policy to reflect the modification.

Entire Contract. Your entire contract with us consists of the Policy, including your policy application and any attached copies of supplemental applications for increases in the face amount. Any hypothetical illustrations prepared in connection with the Policy do not form a part of our contract with you and are intended solely to provide information about how policy values may be affected by different investment returns and other factors.

Performance Information
We may present the performance of the underlying fund options in sales literature.

From time to time, we may advertise total return and average annual total return of the Funds. This performance information is based on historical earnings and is not intended to indicate future performance.

Total return for a Fund refers to the total of the income generated by the Fund net of total operating expenses plus capital gains and losses, realized or unrealized, for the Fund. Total return for the Sub-Accounts refers to the total of the income generated by the Fund net of total operating expenses plus capital gains and losses, realized or unrealized, for the Fund and net of the mortality and expense risk charge. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Fund's or Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in the return of the Fund or Sub-Account, they are not the same as actual year-by-year results.

We may compare performance information in reports and promotional literature, to-

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the S&P 500, Dow Jones Industrial Average, Lehman Brothers Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;

other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or

the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to policyowners and prospective policyowners. Topics may include:

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the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing);

the advantages and disadvantages of investing in tax-deferred and taxable investments;

customer profiles and hypothetical purchase and investment scenarios;

financial management and tax and retirement planning; and

investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Policy and the characteristics of and market for such financial instruments.

The Policy was first offered to the public in 1997. We may, however, advertise total return data based on the period of time that the Funds have been in existence. The results for any period prior to the time the Policy was first publicly offered will be calculated as if the Policy had been offered during that period of time.

Voting Rights

We will vote shares of the Funds held in the Variable Account in accordance with instructions received from policyowners having a voting interest in the corresponding Sub-Accounts, to the extent required by law. We will provide each policyowner who has a voting interest in a Sub-Account with the proxy materials of the corresponding Fund, together with an appropriate form for the policyowner to submit its voting instructions to us. We will vote shares for which we receive no timely instructions, together with shares not attributable to any Policy, in the same proportion as those shares held by the Sub-Account for which we receive instructions.

We will determine the number of shares for which you are entitled to provide voting instructions as of the record date established for the applicable Fund. This number is determined by dividing your Account Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Fund.

We may, if required by state insurance regulators, disregard voting instructions if those instructions require shares to be voted to cause a change in the subclassification or investment objective of one or more of the Funds, or to approve or disapprove an investment advisory contract for a Fund. In addition, we may disregard voting instructions in favor of any change in the investment policies or in any investment adviser or principal underwriter of a Fund. Our disapproval of any such change must be reasonable and, in the case of change in investment policies or investment adviser, based on a good faith determination that the change would be contrary to state law or otherwise inappropriate in light of the objectives and purposes of the Fund. If we disregard voting instructions, we will include a summary of and the reasons for that action in our next periodic report to policyowners.

We reserve the right to vote shares held in the Variable Account in our own right, if permitted by applicable law.

Distribution of Policy
We pay registered broker-dealers to sell the Policy.

We will offer the Policy only in jurisdictions where the Policy may be lawfully sold. The Policy may be sold only by persons who are licensed insurance agents under applicable state law and who are licensed by the National Association of Securities Dealers, Inc. (the "NASD") to sell variable insurance contracts as a registered representative of a broker-dealer which has entered into a distribution agreements with us and our general distributor, Clarendon Insurance Agency, Inc., one of our wholly-owned subsidiaries. Clarendon is a registered broker-dealer and member of the NASD. Clarendon's principal business offices are located at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We may pay commissions in connection with sales of the Policy, and we may pay bonuses, as well as expense and training allowances. The maximum commission payable will be 15% of premium paid in the first Policy Year and 9% of premium paid in Policy Years two through seven. We may also pay a commission of-

	o o o	up to 0.10% of Account Value for Policy Years one through seven; up to 0.20% of Account Value for Policy Years eight through twenty; and up to 0.10% of Account Value thereafter.
Federal Tax Considerations

The following is a summary of our understanding of current federal income tax laws and is not intended as tax advice. You should be aware that Congress has the power to enact legislation affecting the tax treatment of life insurance contracts which could be applied retroactively. New judicial or administrative interpretation of federal income tax law may also affect the tax treatment of life insurance contracts. The Internal Revenue Code of 1986, as amended (the "Code"), is not in force in the Commonwealth of Puerto Rico. Accordingly, some references in this summary will not apply to Policies issued in Puerto Rico. Any person contemplating the purchase of a Policy or any transaction involving a Policy should consult a qualified tax adviser. We do not make any representation or provide any guarantee regarding the federal, state or local tax treatment of any Policy or any transaction involving a Policy.

Our Tax Status

We are taxed as a life insurance company under Subchapter L of the Code. Although we account for the operations of the Variable Account separately from our other operations for purposes of federal income taxation, the Variable Account currently is not separately taxable as a regulated investment company or other taxable entity.

Taxes we pay, or reserve for, that are attributable to the earnings of the Variable Account could affect the Net Investment Factor, which in turn affects your Account Value. Under existing federal income tax law, however, the income (consisting primarily of interest, dividends and net capital gains) of the Variable Account, to the extent applied to increase reserves under the Policy, is not taxable to us. Similarly, no state or local income taxes are currently attributable to the earnings of the Variable Account. Therefore, we do not take any federal, state or local taxes in to account when determining the Net Investment Factor. We may take taxes into account when determining the Net Investment Factor in future years if, due to a change in law, our tax status or otherwise, such taxes are attributable to the earnings of the Variable Account.

Taxation of Policy Proceeds

Section 7702 of the Code provides certain tests for whether a policy will be treated as a "life insurance contract" for tax purposes. Provided that the owner of a Policy has an insurable interest in the Insured, we believe that the Policy meets these tests, and thus should receive the same federal income tax treatment as a fixed life insurance contract. As such, the death benefit under the Policy will generally be eligible for exclusion from the gross income of the beneficiary under Section 101 of the Code, and the owner will not be deemed to be in constructive receipt of the increases in Cash Surrender Values, including additions attributable to interest, dividends, appreciation or gains realized upon transfers among the Sub-Accounts, until actual receipt thereof. Corporate owners, however, may be subject to alternative minimum tax on the annual increase s in Cash Surrender Values and on the death benefit.

To qualify as a life insurance contract under Section 7702, the Policy must satisfy certain actuarial requirements. Section 7702 requires that actuarial calculations be based on mortality charges that meet the "reasonable mortality charge" requirements set forth in the Code, and other charges reasonably expected to be actually paid that are specified in the Policy. The law relating to reasonableness standards for mortality and other charges is based on statutory language and certain IRS pronouncements that do not address all relevant issues. Accordingly, although we believe that the mortality and other charges that are used in the calculations (including those used with respect to Policies issued to so-called "sub-standard risks") meet the applicable requirements, we cannot be certain. It is possible that future regulations will contain standards that would require us to modify the mortality and other charges used in the calculations, and we reserve the right to make any such modifications.

For a variable contract like the Policy to qualify as life insurance for federal income tax purposes, it also must comply with the investment diversification rules found in Section 817 of the Code. We believe that the Variable Account complies with the diversification requirements prescribed by Section 1.817-5 of the Treasury Regulations. We also believe that the owner does not have excessive control over the assets underlying the Policy that would cause the owner to be treated as owning the investments underlying the Policy for federal income tax purposes. If guidelines are adopted which would treat the owner as having excessive control over the investments underlying the Policy, we will take any action (including modification of the Policy or the Variable Account) necessary to comply with the guidelines.

The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a Modified Endorsement Contract under Section 7702A of the Code. Due to the flexibility of the payment of premiums and other rights you have under the Policy, classification of the Policy as a Modified Endowment Contract will depend upon the individual operation of each Policy. A Policy is a Modified Endowment Contract if the aggregate amount paid under the Policy at any time during the first seven Policy Years exceeds the sum of the net level premiums that would have been paid on or before such time if the Policy provided for paid up future benefits after the payment of seven level annual premiums. If there is a reduction in benefits during the first seven Policy Years, the foregoing computation is made as if the Policy originally had been issued at the reduced benefit level. If there is a "material change" to the Policy, the seven year testing period for Modified Endowment Contract status is restarted. A life insurance contract received in exchange for a Modified Endowment Contract also will be treated as a Modified Endowment Contract.

We have undertaken measures to prevent payment of a premium from inadvertently causing the Policy to become a Modified Endowment Contract. In general, you should consult a qualified tax adviser before undertaking any transaction involving your Policy to determine whether such a transaction would cause the Policy to become a Modified Endowment Contract.

If a Policy is not a Modified Endowment Contract, cash distributions from the Policy are treated first as a nontaxable return of the owner's "Investment in the Policy" and then as a distribution of the income earned under the Policy, which is subject to tax. (An exception to this general rule occurs when a cash distribution is made in connection with certain reductions in the death benefit under the Policy in the first fifteen contract years. Such a cash distribution is taxed in whole or in part as ordinary income.) Loans from, or secured by, a Policy that is not a Modified Endowment Contract generally are treated as bona fide indebtedness, and thus are not included in the owner's gross income.

If a Policy is a Modified Endowment Contract, distributions from the Policy are treated as ordinary income subject to tax up to the amount equal to the excess of the Account Value (which includes unpaid policy loans) immediately before the distribution over the Investment in the Policy. Loans taken from, or secured by, such a Policy, as well as due but unpaid interest thereon, are taxed in the same manner as distributions from the Policy. A 10 percent additional tax is imposed on the portion of any distribution from, or loan taken from or secured by, a Modified Endowment Contract that is included in income except when the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies ) of the owner and the owner's Beneficiary. These exceptions are not likely to apply where the Policy is not owned by an individual (or held in trust for an individual). For purposes of the computations described in this paragraph, all Modified Endowment Contracts issued by us (or our affiliates) to the same owner during any calendar year are treated as one Modified Endowment Contract.

There are substantial limits on the deductibility of policy loan interest. You should consult a qualified tax adviser regarding such deductions.

Upon the complete surrender or lapse of a Policy, the amount by which the sum of the Policy's Cash Surrender Value and any unpaid Policy Debt exceeds the owner's "Investment in the Policy" (as defined above) is treated as ordinary income subject to tax. Any loss incurred upon surrender generally is not deductible. Any corporation that is subject to the alternative minimum tax will also have to make a separate computation of the Investment in the Policy and the gain resulting from a surrender or lapse of a Policy for purposes of that tax.

The term "Investment in the Policy" means-

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the aggregate amount of any premiums or other consideration paid for a Policy, minus the aggregate amount received under a Policy which is excluded from the owner's gross income (other than loan amounts), plus the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract (as defined below) to the extent that such amount is included in the owner's gross income.

The "Investment in the Policy" is increased by any unpaid Policy Debt on a Policy that is a Modified Endowment Contract in order to prevent double taxation of income. Since the Policy Debt was treated as a taxable distribution at the time the Policy Debt was incurred, the failure to increase the "Investment in the Policy" by the Policy Debt would cause such amount to be taxed again upon a Policy surrender or lapse.

The amount realized that is taken into account in computing the gain on the complete surrender or lapse of a Policy will include any unpaid Policy Debt on a Policy that is a Modified Endowment Contract even though that amount has already been treated as a taxable distribution.

If a Policy is not a Modified Endowment Contract, then the Investment in the Policy is not affected by the receipt of a loan from, or secured by a Policy.

Whether or not the Policy is a Modified Endowment Contract, however, no payment of the principal of, or the interest due under, any loan from or secured by a Policy will affect the amount of the Investment in the Policy.

An owner generally will not recognize gain upon the exchange of the Policy for another life insurance policy issued by us or another insurance company, except to the extent that the owner receives cash in the exchange or is relieved of policy indebtedness as a result of the exchange. In no event will the gain recognized exceed the amount by which the Policy's Account Value (which includes unpaid policy loans) exceeds the owner's Investment in the Policy.

A transfer of the Policy, a change in the owner, a change in the beneficiary, certain other changes to the Policy and particular uses of the Policy (including use in a so called "split-dollar" arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a a qualified tax adviser. For instance, if you transfer your Policy or designate a new owner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the death benefit payable upon the death of the Insured may in certain circumstances be includible in your taxable income to the extent that the death benefit exceeds the prior consideration paid for the transfer and any premiums and other amounts paid later by the transferee. Further, in such a case, if the consideration received exceeds your Investment in the Policy, the difference will be taxed to you as ordinary income.

Federal, as well as state and local, estate, inheritance and other tax consequences of ownership or receipt of Policy Proceeds will depend on your individual circumstances and those of the beneficiary.

Our Directors and Executive Officers

Our directors and executive officers are listed below, together with information as to their dates of election and principal business occupations during the last five years (if other than their present business occupations). Except as otherwise indicated, those directors and officers who are associated with Sun Life Assurance Company of Canada and/or its subsidiaries have been associated with Sun Life Assurance Company of Canada for more than five years either in the position shown or in other positions. The asterisks below denote the year that the indicated director was elected to our board of directors.

Donald A. Stewart, Chairman and Director (1996)*

150 King Street West

Toronto, Ontario, Canada M5H 1J9

He is Chairman and Chief Executive Officer and a Director of Sun Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada; Chairman and a Director of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company; and a Director of Sun Life of Canada (U.S.) Financial Services Holdings, Inc. and Massachusetts Financial Services Company.

C. James Prieur, Vice Chairman and Director (1998)*

150 King Street West

Toronto, Ontario, Canada M5H 1J9

He is President and Chief Operating Officer of Sun Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada. He formerly held the positions of Senior Vice President and General Manager for the United States and Vice President, Investments for the United States for Sun Life Assurance Company of Canada. He currently is Vice Chairman and a Director of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company; Director of Sun Capital Advisers, Inc.; Chairman of the Board and Executive Vice President and Trustee, Sun Capital Advisers Trust; President and a Director of Sun Life Financial (U.S.) Finance, Inc., Sun Life Financial (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (Japan) Inc. and Sun Life Assurance Company-U.S. Operations Holdings, Inc.; and a Director of Sun Life of Canada (U.S.) Financial Services Holdings, Inc. and Massachusetts Financial Services Company; and President of Sun Life Financial (U.S.) Investments LLC.

James A. McNulty, III, President and Director (1999)*

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

He is Executive Vice President, U.S. Operations for Sun Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada; President and Director of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company; and Chairman and Director of Sun Life of Canada (U.S.) Distributors, Inc. He is President and a Director of Sun Life of Canada (U.S.) SPE 97-I, Inc., Sun Benefit Services Company, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., Sun Life Financial Services Limited and Sun Canada Financial Co.; Senior Vice President and a Director of Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (Japan), Inc., Sun Life Financial (U.S.) Finance, Inc. and Sun Life Financial Insurance Agency, Inc.; and a Director of Clarendon Insurance Agency, Inc., Sunesco Insurance Agency, Inc., Independent Financial Marketing Group, Vision Financial Corporation and the Support Committee for Battered Women; and Senior Vice President of Sun Life Financial (U.S.) Investments LLC.

James C. Baillie, Director (2000)

Torys, Suite 3000

Maritime Life Tower

Toronto, Ontario, Canada M5K 1N2

He is Counsel to the law firm Torys LLP where he was formerly a Partner with a strong emphasis in the business law area. He is a Director of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York, Keyport Benefit Life Insurance Company, Sun Life Assurance Company of Canada and Sun Life Financial Services of Canada Inc.; and non-executive Chairman and Director of Corel Corporation and Independent Electricity Market Operator (Ontario) and Director of Sussex Circle Inc. and Massachusetts Financial Services Company.

David D. Horn, Director (1985)*

257 Lake Street

P.O. Box 24

New Vineyard, Maine 04956

He was formerly Senior Vice President and General Manager for the United States of Sun Life Assurance Company of Canada, retiring in December 1997. He is a Director of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company; a Trustee of MFS/Sun Life Series Trust; and a Member of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

Angus A. MacNaughton, Director (1985)*

481 Kingswood Lane

Danville, California 94506

He is President of Genstar Investment Corporation since 1987 and a former Director of Sun Life Financial Services of Canada Inc. and Sun Life Assurance Company of Canada. He is a Director of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York, Keyport Benefit Life Insurance Company, Varian Semiconductor Equipment Associates, Inc., Fairmont Hotels & Resorts, Inc., Genstar Investment Corporation and Diversified Collection Services, Inc.; and Vice Chairman and a Director of Barrick Gold Corporation.

S. Caesar Raboy, Director (1997)*

220 Boylston Street

Boston, Massachusetts 02110

He is a former Senior Vice President and Deputy General Manager for the United States of Sun Life Assurance Company of Canada; and a Director of Keyport Life Insurance Company, Independence Life & Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company.

William W. Stinson, Director (2000)*

Canadian Pacific Limited

1800 Bankers Hall, East Tower

855 - 2nd Street S.W.

Calgary, Alberta T2P 4Z5

He is Lead Director of Sun Life Assurance Company of Canada, Sun Life Financial Services of Canada Inc., Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company. In addition, he is a Director of Pan Canadian Energy, Massachusetts Financial Services Company, Grant Forest Products, Inc. and Westshore Terminals Investment Trust. In May 1996, Mr. Stinson retired as Chairman and Chief Executive Officer of Canadian Pacific Limited after a 45-year career.

James M.A. Anderson, Vice President, Investments (1998)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

He is Vice President, Investments of Sun Life Assurance Company of Canada, Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company; President and Chief Executive Officer and Trustee of Sun Capital Advisers Trust; President and Chief Executive Officer and Director of Sun Capital Advisers, Inc.; Vice President and a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., Sun Life Financial (Japan), Inc., Sun Life Financial (U.S.) Finance, Inc., Sun Life Financial (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Invesmtents LLC and Sun Canada Financial Co.; Vice President, Investments and Director of Sun Life of Canada (U.S.) Distributors, Inc.; and a Director of Clarendon Insurance Agency, Inc., Sunesco Insurance Agency, Inc., and Sun Benefit Services Company, Inc.

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Davey S. Scoon, Vice President and Chief Administrative and Financial Officer and Treasurer (1999)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

He is Vice President and Chief Administrative and Financial Officer for Sun Life Assurance Company of Canada; Vice President, Chief Administrative and Financial Officer and Treasurer of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company; Vice President and Treasurer and Director of Sun Benefit Services Company, Inc., Sun Life of Canada (U.S.) Distributors, Inc., Sun Life Financial (Japan), Inc., Sun Life Financial (U.S.) Finance, Inc., Sun Life Financial (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life of Canada (U.S.) SPE 97-I, Inc., and Sunesco Insurance Agency, Inc.; Vice President and Director of Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.)Holdings, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., Sun Life Financial Services Limited and Sun Canada Financial Co.; Treasurer and Director of Clarendon Insurance Agency, Inc. and Senior Vice President and Treasurer and Director of Sun Capital Advisers, Inc.; Regular Trustee of Sun Life of Canada (U.S.) Capital Trust I; Assistant Treasurer of Sun Capital Advisors Trust; Director of Vision Financial Corporation; and Chairman and Director of Tufts Associated Health Plan, and Lead Director of Tufts Associated Health Maintenance Organization. He is a member of the Board of Directors for Managed Comp. Prior to October 1999, he was Executive Vice President and Chief Operating Officer of Liberty Funds Group.

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Robert P. Vrolyk, Vice President and Actuary (1986)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

He currently is the Vice President and Chief Actuary of Sun Life Assurance Company of Canada; Vice President and Actuary of Keyport Life Insurance Company, Independence Lie and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company; Vice President and Director of Sun Life of Canada-U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Holdings, Inc., Sun Canada Financial Co., Sun Life of Canada (U.S.) Holdings General Partner, Inc.; Sun Life of Canada (U.S.) SPE 97-I, Inc., Sun Life Financial (U.S.) Holdings, Inc.; a Director of Sun Benefit Services Company, Inc., a Vice President of Sun Life Financial (U.S.) Investments LLC; and a Regular Trustee of Sun Life of Canada (U.S.) Capital Trust I.

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Peter F. Demuth, Vice President and Chief Strategy and Business Development Officer (1998)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

He is Vice President and Chief Strategy and Business Development Officer for Sun Life Assurance Company of Canada; Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company; a Director of Sun Life Financial (U.S.) Finance, Inc., Sun Life Financial (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (Japan), Inc., Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc. and Vision Financial Corporation; and a Regular Trustee of Sun Life of Canada (U.S.) Capital Trust I. Prior to February 1998, he was a Shareholder at the firm of Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

Mark W. DeTora, Vice President, Individual Insurance

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

He is Vice President, Individual Insurance of Sun Life Assurance Company of Canada (U.S.), Keyport Life Insurance Company and Independence Life and Annuity Company. He is a member of the Board of Directors of Worldinsure. Prior to 1999, he was Executive Vice President and Chief Operating Officer of Massachusetts Casualty Insurance Company.

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Ellen B. King, Assistant Vice President and Senior Counsel and Secretary (1998)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

She is Assistant Vice President and Senior Counsel for Sun Life Assurance Company of Canada; Assistant Vice President and Senior Counsel and Secretary of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company; and Secretary of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., Sun Life Financial (U.S.) Finance, Inc., Sun Life Financial (U.S.) Holdings, Inc., Sun Life Financial (Japan) Inc., Sun Life Financial (U.S.) Investments, LLC, Sun Benefit Services Company, Inc., Sun Life of Canada (U.S.) SPE 97-I, Inc., Sun Canada Financial Co., Sun Life of Canada (U.S.) Holdings General Partner, Inc. and Vision Financial Corporation.

Ronald J. Fernandes, Vice President, Retirement Products and Services (1999)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

He is Vice President, Retirement Products and Services of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York, Keyport Benefit Life Insurance Company and Sun Life Assurance Company of Canada. He is also President and Director of Sunesco Insurance Agency, Inc.; and Director of Clarendon Insurance Agency, Inc. and Sun Life of Canada (U.S.) Distributors, Inc. Prior to October 1999, Mr. Fernandes was Senior Vice President and Director, Retirement Products and Services of Wheat First Union in Richmond, Virginia.

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Philip K. Polkinghorn, Vice President, Retirement Products and Services (2001)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

He is Vice President, Retirement Products and Services of Keyport Life Insurance Company, Independence Life and Annuity Company, Sun Life Insurance and Annuity Company of New York and Keyport Benefit Life Insurance Company. Prior to November 2001, Mr. Polkinghorn was formerly Interim Chairman and President of Keyport Life Insurance Company.


Other Information

State Regulation

We are subject to the laws of Delaware governing life insurance companies and to regulation by Delaware's Commissioner of Insurance, whose agents periodically conduct an examination of our financial condition and business operations. We are also subject to the insurance laws and regulations of the jurisdictions in which we are authorized to do business.

We are required to file an annual statement with the insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

Legal Proceedings

There are no pending legal proceedings which would have a material adverse effect on the Variable Account. We are engaged in various kinds of routine litigation which, in our judgment, is not material to the Variable Account.

Experts

Actuarial matters concerning the Policy have been examined by John E. Coleman, FSA, MAAA, Assistant Vice President for Corporate Markets of Sun Life Assurance Company of Canada (U.S.).

Accountants

The financial statements of the Variable Account of the year ended December 31, 2001 and the financial statements of Sun Life Assurance Company of Canada (U.S.) for the years ended December 31, 2001, 2000 and 1999 included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Registration Statements

This prospectus is part of a registration statement that has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policy. It does not contain all of the information set forth in the registration statement and the exhibits filed as part of the registration statement. You may refer to the registration statement for additional information about us, the Variable Account, the underlying funds and the Policy.

Financial Statements

Our financial statements, which are included in this prospectus, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the shares of any Fund held in the Variable Account.


Sun Life of Canada (U.S.) Variable Account G

Statement of Condition - December 31, 2001
	Shares	Cost	Value
Assets:
Investments in Mutual Funds:
MFS/Sun Life Series Trust:
Capital Appreciation Series (''CAS'')	159,963	$2,924,640	$3,194,942
Emerging Growth Series (''EGS'')	42,247	945,524	674,304
Global Growth Series (''WGO'') . .	50,193	529,642	495,285
Government Securities Series (''GSS'')	265,579	3,475,473	3,526,085
Massachusetts Investors Growth Stock Series (''MIS'')	39,034	509,930	378,580
Massachusetts Investors Trust Series (''CGS'')	2,373	77,513	63,881
Money Market Series (''MMS'')	9,170,799	9,170,799	9,170,799
Research Series (''RES'')	3,675	77,090	54,880
Total Return Series (''TRS'')	201,997	3,789,781	3,626,435
Utilities Series (''UTS'')	12,335	206,513	155,567
Fidelity Variable Insurance Products Fund:
VIP Equity Income Portfolio (''FEI'')	350,807	8,084,972	7,980,862
VIP Growth Portfolio (''FGP'')	94,147	4,016,393	3,164,295
VIP High Income Portfolio (''FHI'')	25,268	183,028	161,970
VIP Money Market Portfolio (''FMM'') .	651,006	521,314	521,315
Fidelity Variable Insurance Products Fund II:
VIP II Asset Manager: Growth Portfolio (''FAM'') . . . .	18,084	220,400	227,131
VIP II Contrafund Portfolio (''FCN'')	90,348	2,128,588	1,818,700
VIP II Index 500 Portfolio (''FIP'')	15,033	2,276,587	1,955,290
VIP II Investment Grade Bond Portfolio (''FIG'')	37,981	461,527	490,719
Neuberger Berman Advisers Management Trust:
Limited Maturity Bond Portfolio (''NLM'')	1,833,339	24,608,454	24,695,074
Mid-Cap Growth Portfolio (''NMC'')	375,437	7,814,552	6,359,907
Partners Portfolio (''NPP'')	33,890	530,476	511,742
J.P. Morgan Series Trust II:
J.P. Morgan Bond Portfolio (''JBP'')	559,219	6,440,905	6,492,532
J.P. Morgan Small Company Portfolio (''JSC'')	55,011	786,989	727,241
J.P. Morgan U.S. Disciplined Equity Portfolio (''JEP'') . .	50,997	767,198	666,024
Templeton Variable Insurance Products Trust Fund:
Templeton Growth Securities Fund: Class 1 (''TSF'') . .	174,936	2,225,290	1,940,039
Dreyfus Variable Investment Fund:
Appreciation Portfolio (''DCA'') . .	16,898	618,537	591,087
Growth and Income Portfolio (''DGI'') .	2,527	64,000	54,718
Quality Bond Portfolio (''DQB'') . .	238,385	2,713,540	2,710,434
Small Cap Portfolio (''DSC'') . . .	395,481	14,802,692	13,893,237
Dreyfus Stock Index Fund (''DSI'') .	269,861	9,415,285	7,923,120
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio (''REI'')	1,385,599	26,691,172	26,561,931
T. Rowe Price New America Growth Portfolio (''RNA'') .	7,157	119,375	129,679
AIM Variable Insurance Funds, Inc.:
AIM V.I. Capital Appreciation Fund (''ACA'') . .	34,410	923,467	747,384
AIM V.I. Value Fund (''AVF'')	16,848	486,903	393,393
Sun Capital Advisers Trust:
Sun Capital Real Estate Fund (''SRE'')	8,133	95,869	96,355
Net Assets		$138,704,418	$132,154,937

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Condition - December 31, 2001 - continued
	Units	Unit Value	Value
Net Assets Applicable to Contract Owners:
CAS	284,950	$11.2106	$3,194,942
EGS	49,191	13.7066	674,304
WGO	35,032	14.1331	495,285
GSS	259,661	13.5823	3,526,085
MIS	41,990	9.0164	378,580
CGS	6,607	9.6702	63,881
MMS	808,634	11.3438	9,170,799
RES	5,571	9.8487	54,880
TRS	256,782	14.1197	3,626,435
UTS	13,898	11.1922	155,567
FEI	597,953	13.3467	7,980,862
FGP	219,919	14.3874	3,164,295
FHI	21,509	7.5300	161,970
FMM	30,270	12.9690	391,625
FAM	23,466	9.7158	227,131
FCN	124,604	14.5957	1,818,700
FIP	137,255	14.2421	1,955,290
FIG	38,605	12.7115	490,719
NLM	1,938,642	12.7383	24,695,074
NMC	523,216	12.1552	6,359,907
NPP	44,084	11.6082	511,742
JBP	484,218	13.4075	6,492,532
JSC	59,864	12.1483	727,241
JEP	56,838	11.7178	666,024
TSF	144,878	13.3917	1,940,039
DCA	53,475	11.1016	591,087
DGI	5,230	10.4617	54,718
DQB	223,050	12.1558	2,710,434
DSC	1,237,888	11.2234	13,893,237
DSI	910,906	8.6980	7,923,120
REI	2,259,843	11.7538	26,561,931
RNA	14,186	9.1407	129,679
ACA	78,522	9.5182	747,384
AVF	44,769	8.7871	393,393
SRE	7,036	13.6919	96,355
Net Assets Applicable to Contract Owners			132,025,247
Net Assets Applicable to Sponsor	10,000	12.9690	129,690
Total Net Assets			$132,154,937

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations
CAS Sub-Account				EGS Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Income:
Dividends	$1,276	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charges	$(6.764)	$(2,976)	$(1,311)	$(4,026)	$(5,368)	$(858)
Net investment income (expense)	$(5,488)	$(2,976)	$(1,311)	$(4,026)	$(5,368)	$(858)
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares	$(191,836)	$27,876	$736	$(326,258)	$60,548	$9,682
Realized gain distributions	136,178	68,308	16,738	107,581	79,841	739
Net realized gains (losses)	$(55,658)	$96,184	$17,474	$(218,677)	$140,389	$10,421
Net unrealized appreciation (depreciation) on investments:
End of year	$270,302	$(70,097)	$84,962	$(271,220)	$(174,931)	$185,881
Beginning of year	70,097)	84,962	15,085	(174,931)	185,881	6,747
Change in unrealized appreciation (depreciation)	$340,399	$(155,059)	$69,877	$(96,289)	$(360,812)	$179,134
Realized and unrealized gains (losses)	$284,741	$(58,875)	$87,351	$(314,966)	$(220,423)	$189,555
Increase (Decrease) in net assets from operations	$279,253	$(61,851)	$86,040	$(318,992)	$(225,791)	$188,697
WGO Sub-Account				GSS Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Income:
Dividends	$15,675	$1,150	$2,804	$772,430)	$40,843	$16,132
Expenses: Mortality and expense risk charges .	$(11,792)	$(17,825)	$(8,873)	$(92,549	$(4,372)	$(2,463)
Net investment income (expense)	$3,883	$(16,675)	$(6,069)	$679,881	$36,471	$13,669
Realized and Unrealized Gains (Losses): Realized gains (losses) on investment transactions: Realized gain on sale of fund shares	$(1,522,346)	$64,027	$13,086	$729,143	$(2,285)	$(1,137)
Realized gain distributions	794,924	409,614	50,617	-	37	-
Net realized gains (losses)	$(727,422)	$473,641	$63,703	$729,143	$(2,248)	$(1,137)
Net unrealized appreciation (depreciation) on investments: End of year .	$(34,357)	$6,814	$909,226	$50,612	$34,525	$(13,922)
Beginning of year	6,814	909,226	27,953	34,525	(13,922)	6,736
Change in unrealized appreciation (depreciation)	$(41,171)	$(902,412)	$881,273	$16,087	$48,477	$(20,658)
Realized and unrealized gains (losses)	$(768,593)	$(428,771)	$944,976	$745,230	$46,199	$(21,795)
Increase (Decrease) in net assets from operations	$(764,710)	$(445,446)	$938,907	$1,425,111	$82,670	$(8,126)

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - continued
		MIS Sub-Account			CGS Sub-Account
		Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31,1999(d)	Year Ended December 31, 2001(a)	Year Ended December 31, 2000
Income:
Dividends		$374	$250	$-	$621	$882
Expenses:
Mortality and expense risk charges		$(2,084)	$(1,919)	$(607)	$(515)	$(606)
Net investment income (expense)		$(1,710)	$(1,669)	$(607)	$106	$276
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares		$(11,007)	$16,595	$364	$(24,595)	$(96)
Realized gain distributions		38,765	11,682	-	6,774	7,896
Net realized gains (losses)		$27,758)	$28,277	$364	$(17,821)	$7,800
Net unrealized appreciation (depreciation) on investments:
End of year		$(131,350)	$(11,255)	$43,002	$(13,632)	$(10,923)
Beginning of year		(11,255)	43,002	-	(10,923)	-
Change in unrealized appreciation (depreciation)		$(120,095)	$(54,257)	$43,002	$(2,709)	$(10,923)
Realized and unrealized gains (losses)		$(92,337)	$(25,980)	$43,366	$(20,530)	$(3,123)
Increase (Decrease) in net assets from operations		$(94,047)	$(27,649)	$42,759	$(20,424)	$(2,847)

	MMS Sub-Account			RES Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(e)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(f)
Income:
Dividends	$800,257	$426,106	$12,356	$14	$26	$-
Expenses:
Mortality and expense risk charges	$(113,585)	$(43,183)	$(1,464)	$(304)	$(126)	$(16)
Net investment income (expense)	$686,672	$382,923	$10,892	$(290)	$(100)	$(16)
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares	$-	$-	$-	$(1,259)	$(71)	$38
Realized gain distributions	-	-	-	10,444	2,807	-
Net realized gains (losses)	$-	$-	$-	$9,185	$2,736	$38
Net unrealized appreciation (depreciation) on
investments:
End of year	$-	$-	$-	$(22,210)	$(2,147)	$1,570
Beginning of year	-	-	-	(2,147)	1,570	-
Change in unrealized appreciation
(depreciation)	$-	$-	$-	$(20,063)	$(3,717)	$1,570
Realized and unrealized gains (losses)	$-	$-	$-	$(10,878)	$(981)	$1,608
Increase (Decrease) in net assets from operations	$686,672	$382,923	$10,892	$(11,168)	$(1,081)	$1,592

(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.
(d) For the period June 25, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(e) For the period July 9, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(f) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - continued
TRS Sub-Account				UTS Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(f)
Income:
Dividends	$114,011	$71,581	$43,758	$4,397	$1,099	$-
Expenses:
Mortality and expense risk charges	$(19,911)	$(12,735)	$(7,676)	$(852)	$(583)	$(41)
Net investment income (expense)	$94,100	$58,846	$36,082	$3,545	$516	$(41)
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares	$(48,578)	$(67,841)	$(11,756)	$(4,339)	$1,204	$388
Realized gain distributions	205,912	122,977	152,075	12,035	8,123	-
Net realized gains (losses)	$157,334	$55,136	$140,319	$7,696	$9,327	$388
Net unrealized appreciation (depreciation) on investments:

End of year	$(163,346)	$89,952	$(150,902)	$(50,946)	$(2,598)	$4,230
Beginning of year	89,952	(150,902)	(6,224)	(2,598)	4,230	-
Change in unrealized appreciation (depreciation)
	$(253,298)	$240,854	$(144,678)	$(48,348)	$(6,828)	$4,230
Realized and unrealized gains (losses)	$(95,964)	$295,990	$(4,359)	$(40,652)	$2,499	$4,618
Increase (Decrease) in net assets from
operations	$(1,864)	$354,836	$31,723	$(37,107)	$3,015	$4,577
FEI Sub-Account				FGP Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Income:
Dividends	$81,137	$52,641	$26,204	$4,954	$6,849	$4,538
Expenses:
Mortality and expense risk charges	$(37,818)	$(24,777)	$(16,851)	$(34,127)	$(44,428)	$(23,334)
Net investment income (expense)	$43,319	$27,864	$9,353	$(29,173)	$(37,579)	$(18,796)
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares	$(18,818)	$2,219	$21,616	$(1,286,563)	$172,371	$63,936
Realized gain distributions	227,956	198,292	57,924	465,728	681,208	285,355
Net realized gains (losses)	$209,138	$200,511	$79,540	$(820,835)	$853,579	$349,291
Net unrealized appreciation (depreciation) on investments:
End of year	$(104,110)	$358,362	$174,537	$(852,098)	$(31,860)	$1,669,520
Beginning of year	358,362	174,537	124,054	(31,860)	1,669,520	530,726
Change in unrealized appreciation
(depreciation)	$(462,472)	$183,825	$50,483	$(820,238)	$(1,701,380)	$1,138,794
Realized and unrealized gains (losses)	$(253,334)	$384,336	$130,023	$(1,641,073)	$(847,801)	$1,488,085
Increase (Decrease) in net assets from
operations.	$(210,015)	$412,200	$139,376	$(1,670,246)	$(885,380)	$1,469,289
(f) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - continued
FHI Sub-Account				FMM Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000

Income: Dividends	$20,169	$11,119	$15,992	$20,959
Expenses: Mortality and expense risk charges	$(1,513)	$(979)	$(1,007)	$(2,376)
Net investment income (expense)	$18,656	$10,140	$14,985	$18,583
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares	$(87,979)	$(10,315)	$(3,985)	$-
Realized gain distributions	-	1	598	-
Net realized gains (losses)	$(87,979)	$(10,314)	$(3,387)	$-
Net unrealized appreciation (depreciation) on
investments:
End of year	$(21,058)	$(40,501)	$2,952	$-
Beginning of year	(40,501)	2,952	1,576	-
Change in unrealized appreciation
(depreciation)	$19,443	$(43,453)	$1,376	$-	$ - $ -
Realized and unrealized gains (losses)	$(68,536)	$(53,767)	$(2,011)	$-	$ - $ -
Increase (Decrease) in net assets from operations .	$(49,880)	$(43,627)	$12,974	$18,583	$ 28,732 $ 23,450

FAM Sub-Account				FCN Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999(g)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Income: Dividends	$9,628	$1,195	$-	$14,590	$3,384	$2,605
Expenses: Mortality and expense risk charges	$(1,384)	$(1,018)	$(12)	$(11,084)	$(9,400)	$(4,164
Net investment income (expense)	$7,884	$177	$(12)	$3,506	$(6,016)	$(1,559
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares	$(67,057)	$(3,228)	$(29)	$(64,024)	$55,335	$17,346
Realized gain distributions	3,476	4,928	-	$51,493	122,679	$19,104
Net realized gains (losses)	$(63,581)	$1,700	$(29)	$(12,531)	$178,014	$36,450
Net unrealized appreciation (depreciation) on
investments:
End of year	$6,731	$(30,527)	$288	$(309,888)	$(66,278)	$220,588
Beginning of year	(30,527)	288	-	(66,278)	220,588	97,673
Change in unrealized appreciation
(depreciation)	$37,258	$(30,815)	$288	$(243,610)	$(288,866)	$122,915
Realized and unrealized gains (losses)	$(26,323)	$(29,115)	$259	$(256,141)	$(108,852)	$159,365
Increase (Decrease) in net assets from operations .	$(18,439)	$(28,938)	$247	$(252,635)	$(114,868)	$157,806

(g) For the period July 22, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - continued
FIP Sub-Account				FIG Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(h)

Income: Dividends	$77,917	$78,713	$45,919	$25,741	$30,100	$-
Expenses: Mortality and expense risk charges	$(27,036)	$(47,023)	$(42,203)	$(2,922)	$(2,669)	$(2,140)
Net investment income (expense)	$50,881	$31,690	$3,716	$22,819	$27,431	$(2,140)
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares	$41,335	$111,696	$242,668	$664	$(421)	$(65)
Realized gain distributions	-	34,533	31,159	-	(1)	-
Net realized gains (losses)	$41,335	$146,229	$273,827	$664	$(422)	$(65)
Net unrealized appreciation (depreciation) on
investments:
End of year	$(321,297)	$675,164	$1,674,973	$29,192	$16,266	$(2,155)
Beginning of year	675,164	1,674,973	698,312	16,266	(2,155)	-
Change in unrealized appreciation
(depreciation)	$(996,461)	$(999,809)	$976,661	$12,926	$18,421	$(2,155)
Realized and unrealized gains (losses)	$(955,126)	$(853,580)	$1,250,488	$13,590	$17,999	$(2,220)
Increase (Decrease) in net assets from operations	$(904,245)	$(821,890)	$1,254,204	$36,409	$45,430	$(4,360)

	NLM Sub-Account			NMC Sub-Account
Year Ended December 31, 2001	Year Ended December 31, 2000		Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999 (f)

Income: Dividends	$3,546	$950	$1,845	$-	$70	$-
Expenses: Mortality and expense risk charges	$(31,998)	$(112,169)	$(96)	$(38,058)	$(1,833)	$(39)
Net investment income (expense)	$(28,452)	$(111,219)	$1,749	$(38,058)	$(1,763)	$(39)
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares	$4,804	$1,898,137	$(1,283)	$(455,080)	$14,417	$127
Realized gain distributions	-	(11)	-	-	166	-
Net realized gains (losses)	$4,804	$1,898,126	$(1,283)	$(455,080)	$14,583	$127
Net unrealized appreciation (depreciation) on
investments:
End of year	$86,620	$149	$-	$(1,454,645)	$(75,821)	$7,763
Beginning of year	149	-	489	(75,821)	7,763	-
Change in unrealized appreciation
(depreciation)	$86,471	$149	$(489)	$(1,378,824)	$(83,584)	$7,763
Realized and unrealized gains (losses)	$91,275	$1,898,275	$(1,772)	$(1,833,904)	$(69,001)	$7,890
Increase (Decrease) in net assets from operations	$62,823	$1,787,056	$(23)	$(1,871,962)	$(70,764)	$7,851

(f) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(h) For the period March 16, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - continued
	NPP Sub-Account			JBP Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999

Income: Dividends	$48,101	$241,165	$12,234	$234,714	$193,471	$34,234
Expenses: Mortality and expense risk charges	$(5,158)	$(7,331)	$(6,648)	$(24,196)	$(16,079)	$(8,292)
Net investment income (expense)	$42,943	$233,834	$5,586	$210,518	$177,392	$25,942
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares	$(103,490)	$(143,621)	$(23,884)	$54,683	$(3,412)	$(3,212)
Realized gain distributions	-	(71)	21,277	35,277	73	3,894
Net realized gains (losses)	$(103,490)	$(143,692)	$(2,607)	$89,960	$(3,339)	$682
Net unrealized appreciation (depreciation) on
investments:
End of year	$(18,734)	$(74,042)	$25,537	$51,627	$82,723	$(45,135)
Beginning of year	(74,042)	25,537	(48,732)	82,723	(45,135)	6,550
Change in unrealized appreciation
(depreciation)	$55,308	$(99,579)	$74,269	$(31,096)	$127,858	$(51,685)
Realized and unrealized gains (losses)	$(48,182)	$(243,271)	$71,662	$58,864	$124,519	$(51,003)
Increase (Decrease) in net assets from operations	$(5,239)	$(9,437)	$77,248	$269,382	$301,911	$(25,061)
JSC Sub-Account				JEP Sub-Account
Year Ended December 31, 2001	Year Ended December 31, 2000		Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Income: Dividends	$216	$972	$250	$3,176	$2,226	$1,002
Expenses: Mortality and expense risk charges	$(3,724)	$(2,429)	$(2,185)	$(2,852)	$(2080)	$(1,530)
Net investment income (expense)	$(3,508)	$(1,457)	$(1,935)	$324	$146	$(528)
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares	$(32,140)	$67,637	$(3,045)	$(2,541)	$5,328	$2,929
Realized gain distributions	-	9,143	8,408	-	10,061	23,314
Net realized gains (losses)	$(32,140)	$76,780	$5,363	$(2,541)	$15,389	$26,243
Net unrealized appreciation (depreciation) on
investments:
End of year	$(59,748)	$(30,340)	$109,195	$(101,174)	$(39,724)	$20,258
Beginning of year	(30,340)	109,195	(11,212)	(39,724)	20,258	4,990
Change in unrealized appreciation
(depreciation)	$(29,408)	$(139,535)	$120,407	$(61,450)	$(59,982)	$15,268
Realized and unrealized gains (losses)	$(61,548)	$(62,755)	$125,770	$(63,991)	$(44,593)	$41,511
Increase (Decrease) in net assets from operations	$(65,056)	$(64,212)	$123,835)	$(63,667)	$(44,447)	$40,983

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - continued
TSF Sub-Account			TSF1 Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000(b)	Year Ended December 31, 2000(c)	Year Ended December 31, 1999
Income:
Dividends	$33,890	$-	$9,196	$8,751
Expenses:
Mortality and expense risk charges	$(9,959)	$(4,713)	$(2,204)	$(3,534)
Net investment income (expense)	$23,931	$(4,713)	$6,992	$5,217
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares	$23,688	$5,853	$(76,763)	$(15,425)
Realized gain distributions	282,451	-	173,464	40,489
Net realized gains (losses)	$306,139	$5,853	$96,701	$25,064
Net unrealized appreciation (depreciation) on investments:
End of year .	$(285,251)	$65,388	$-	$105,897
Beginning of year	65,388	-	105,897	(22,684)
Change in unrealized appreciation (depreciation)	$(350,639)	$65,388	$(105,897)	$128,581
Realized and unrealized gains (losses)	$(44,500)	$71,241	$(9,196)	$153,645
Increase (Decrease) in net assets from operations	$(20,569)	$66,528	$(2,204)	$158,862
	DCA Sub-Account			DGI Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(i)	Year Ended December 31, 2001	Year Ended December 31, 2000(a)
Income:
Dividends	$5,080	$1,644	$428	$288	$320
Expenses:
Mortality and expense risk charges	$(2,454)	$(897)	$(53)	$(346)	$(290)
Net investment income (expense)	$2,626	$747	$375	$(58)	$30
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares	$(5,354)	$43	$35	$(704)	$(22)
Realized gain distributions	-	1	288	895	2,151
Net realized gains (losses)	$(5,354)	$44	$323	$191	$2,129
Net unrealized appreciation (depreciation) on investments:
End of year .	$(27,450)	$(8,803)	$(177)	$(9,282)	$(5,170)
Beginning of year	(8,803)	(177)	-	(5,170)	-
Change in unrealized appreciation (depreciation)	$(18,647)	$(8,626)	$(177)	$(4,112)	$(5,170)
Realized and unrealized gains (losses)	$(24,001)	$(8,582)	$(146)	$(3,921)	$(3,041)
Increase (Decrease) in net assets from operations	$(21,375)	$(7,835)	$521	$(3,979)	$(3,011)

(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

(b) For the period May 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

(c) For the period January 1, 2000 through April 30, 2000 (termination of operations of Sub-Account).

(i) For the period August 3, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - continued
DQB Sub-Account				DSC Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999(d)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(d)
Income:
Dividends	$24,419	$2,874	$1,154	$44,760	$2,427	$-
Expenses:	$(1,157	$(313	$(112	$(65,708	$(3,255	$(104)
Mortality and expense risk charges	)))))
Net investment income (expense)	$23,262	$2,561	$1,042	$(20,948)	$(828)	$(104)
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares .	$1,265	$(30)	$1	$(1,024,094)	$11,102	$(979)
Realized gain distributions	1,799	(5)	-	897,362	346,616	-
Net realized gains (losses)	$3,064	$(35)	$1	$(126,732)	$357,718	$(979)
Net unrealized appreciation (depreciation) on
investments:
End of year	$(3,106)	$2,968	$(197)	$(909,455)	$(302,888)	$6,081
Beginning of year	2,968	(197)	-	(302,888)	6,081	-
Change in unrealized appreciation
(depreciation) .	$(6,074)	$3,165	$(197)	$(606,567)	$(308,969)	$6,081
Realized and unrealized gains (losses) .	$(3,010)	$3,130	$(196)	$(733,299)	$48,749	$5,102
Increase (Decrease) in net assets from operations	$20,252	$5,691	$846	$(754,247)	$47,921	$4,998

DSI Sub-Account				REI Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999(j)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(k)
Income:
Dividends	$100,419	$61,294	$15,330	$291,840	$645	$426
Expenses:
Mortality and expense risk charges	$(56,344)	$(32,672)	$(6,853)	$(110,082)	$(374)	$(269)
Net investment income (expense)	$44,075	$28,622	$8,477	$181,758	$271	$157
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares .	$(959,736)	$34,235	$(981)	$(32,549)	$(12,783)	$(1,032)
Realized gain distributions	42,173	155,440	12,105	383,880	3,832	3,326
Net realized gains (losses)	$(917,563)	$189,675	$11,124	$351,331	$(8,951)	$2,294
Net unrealized appreciation (depreciation) on
investments:
End of year	$(1,492,165)	$(776,938)	$216,897	$(129,241)	$3,711	$(11,151)
Beginning of year	(776,938)	216,897	-	3,711	(11,151)	-
Change in unrealized appreciation
(depreciation) .	$(715,227)	$(993,835)	$216,897	$(132,952)	$14,862	$(11,151)
Realized and unrealized gains (losses) .	$(1,632,790)	$(804,160)	$228,021	$218,379	$5,911	$(8,857)
Increase (Decrease) in net assets from operations	$(1,588,715)	$(775,538)	$236,498	$400,137	$6,182	$(8,700)

(d) For the period June 25, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

(j) For the period May 6, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

(k) For the period June 30, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statement of Operations - continued
		RNA Sub-Account			ACA Sub-Account
		Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(f)	Year Ended December 31, 2001	Year Ended December 31, 2000(a)
Income:
Dividends		$-	$399	$-	$-	$-
Expenses:
Mortality and expense risk charges		$(773)	$(565)	$(46)	$(2,360)	$(427)
Net investment income (expense)		$(773)	$(166)	$(46)	$(2,360)	$(427)
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares		$(65,145)	$344	$(719)	$(7,297)	$203
Realized gain distributions		2,262	15,519	1,529	60,190	3,325
Net realized gains (losses)		$(62,883)	$15,863	$810	$52,893	$3,528
Net unrealized appreciation (depreciation) on investments:
End of year		$10,304	$(27,301)	$1,521	$(176,083)	$(29,082)
Beginning of year		(27,301)	1,521	-	(29,082)	-
Change in unrealized appreciation (depreciation)		$37,605	$(28,822)	$1,521	$(147,001)	$(29,082)
Realized and unrealized gains (losses)		$(25,278)	$(12,959)	$2,331	$(94,108)	$(25,554)
Increase (Decrease) in net assets from operations		$(26,051)	$(13,125)	$2,285	$(96,468)	$(25,981)

AVF Sub-Account				SRE Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999(g)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(f)
Income:
Dividends	$513	$479	$124	$4,717	$3,374	$236
Expenses:
Mortality and expense risk charges	$(2,206)	$(2,012)	$(68)	$(381)	$(250)	$(6)
Net investment income (expense)	$(1,693)	$(1,533)	$56	$4,336	$3,124	$230
Realized and Unrealized Gains (Losses):
Realized gains (losses) on investment transactions:
Realized gain on sale of fund shares	$(34,305)	$496	$58	$9,747	$163	$(5)
Realized gain distributions	7,781	16,736	648	1,384	528	-
Net realized gains (losses)	$(26,524)	$17,232	$706	$11,131	$691	$(5)
Net unrealized appreciation (depreciation) on
investments:
End of year	$(93,510)	$(76,227)	$3,120	$486	$9,921	(157)
Beginning of year	(76,227)	3,120	-	9,921	(157)	-
Change in unrealized appreciation
(depreciation)	$(17,283)	$(79,347)	$3,120	$(9,435)	$10,078	$(157)
Realized and unrealized gains (losses)	$(43,807)	$(62,115)	$3,826	$1,696	$10,769	$(162)
Increase (Decrease) in net assets from operations	$(45,500)	$(63,648)	$3,882	$6,032	$13,893	$68

(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.
(f) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(g) For the period July 22, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets
CAS Sub-Account				EGS Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Operations:
Net investment income (loss)	$(5,488)	$(2,976)	$(1,311)	$(4,026)	$(5,368)	$(858)
Net realized gains (losses)	(55,658)	96,184	17,474	(218,677)	140,389	10,421
Net unrealized gains (losses) during the year	340,399	(155,059)	69,877	(96,289)	(360,812)	179,134
Increase (Decrease) in net assets from
operations	$279,253	$(61,851)	$86,040	$(318,992)	$(225,791)	$188,697
Contract Owner Transactions:
Purchase payments received	$158,518	$143,697	$88,046	$202,184	$392,768	$76,314
Net transfers between Sub-Accounts	2,349,040	31,331	59,089	(71,199)	228,321	216,689
Withdrawals, surrenders and annuitizations	(14,149)	-	-	-	(4,917)	-
Cost of insurance and contract charges	(37,655)	(14,660)	(7,971)	(22,501)	(22,792)	(6,288)
Increase (Decrease) in net assets from contract owner transactions	$2,455,754	$160,368	$139,164	$108,484	$593,380	$286,715
Increase (Decrease) in net assets	$2,735,007	$98,517	$225,204	$(210,508)	$367,589	$475,412
Net Assets:
Beginning of period	459,935	361,418	136,214	884,812	517,223	41,811
End of period	$3,194,942	$459,935	$361,418	$674,304	$884,812	$517,223
WGO Sub-Account				GSS Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Operations:
Net investment income (loss)	$3,883	$(16,675)	$(6,069)	$679,881	$36,471	$13,669
Net realized gains (losses)	(727,422)	473,641	63,703	729,143	(2,248)	(1,137)
Net unrealized gains (losses) during the year	(41,171)	(902,412)	881,273	16,087	48,447	(20,658)
Increase (Decrease) in net assets from operations:	$(764,710)	$(445,446)	$938,907	$1,425,111	$82,670	$(8,126)
Contract Owner Transactions:
Purchase payments received	$843,525	$832,248	$743,442	$694,594	$270,193	$313,310
Net transfers between Sub-Accounts	(2,475,784)	218,921	20,392	(10,644,493)	11,530,718	23,430
Withdrawals, surrenders and annuitizations	(24,666)	(16,978)	-	(70,780)	(9,176)	-
Cost of insurance and contract charges	(56,615)	(60,752)	(38,113)	(386,848)	(12,756)	(10,810)
Increase (Decrease) in net assets from contract owner transactions	$(1,713,540)	$973,493	$725,721	$(10,407,527)	$11,778,979	$325,930
Increase (Decrease) in net assets	$(2,478,250)	$527,993	$1,664,628	$(8,982,416)	$11,861,649	$317,804
Net Assets:
Beginning of period	2,973,535	2,445,542	780,914	12,508,501	646,852	329,048
End of period	$495,285	$2,973,535	$2,445,542	$3,526,085	$12,508,501	$646,852

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued
MIS Sub-Account				CGS Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(d)	Year Ended December 31, 2001	Year Ended December 31, 2000(a)
Operations:
Net investment income (loss)	$(1,710)	$(1,669)	$(607)	$106	$276
Net realized gains (losses)	27,758	28,277	364	(17,821)	7,800
Net unrealized gains (losses) during the year	(120,095)	(54,257)	43,002	(2,709)	(10,923)
Increase (Decrease) in net assets from operations	$(94,047)	$(27,649)	$42,759	$(20,424)	$(2,847)
Contract Owner Transactions:
Purchase payments received	$117,647	$157,038	$111,816	$29,887	$20,020
Net transfers between Sub-Accounts	46,534	(2,826)	84,273	(34,751)	124,663
Withdrawals, surrenders and annuitizations	(14,257)	(21,491)	-	(49,212)	-
Cost of insurance and contract charges	(9,953)	(7,102)	(4,162)	(2,147)	(1,308)
Increase (Decrease) in net assets from contract owner transactions	$139,971	$125,619	$191,927	$(56,223)	$143,375
Increase (Decrease) in net assets .	$45,924	$97,970	$234,686	$(76,647)	$140,528
Net Assets:
Beginning of period	332,656	234,686	-	140,528	-
End of period	$378,580	$332,656	$234,686	$63,881	$140,528
MMS Sub-Account				RES Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(e)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(f)
Operations:
Net investment income (loss)	$686,672	$382,923	$10,892	$(290)	$(100)	$(16)
Net realized gains (losses)	-	-	-	9,185	2,736	38
Net unrealized gains (losses) during the year	-	-	-	(20,063)	(3,717)	1,570
Increase (Decrease) in net assets from
operations	$686,672	$382,923	$10,892	$(11,168)	$(1,081)	$1,592
Contract Owner Transactions:
Purchase payments received	$15,496,480	$48,450,390	$897,156	$23,578	$11,680	$12,837
Net transfers between Sub-Accounts	(31,573,494)	(21,792,259)	262,777	30,071	(9,656)	1
Withdrawals, surrenders and annuitizations	(3,091,509)	-	-	-	-	-
Cost of insurance and contract charges	(413,505)	(135,749)	(9,975)	(1,720)	(692)	(562)
Increase (Decrease) in net assets from
contract owner transactions	$(19,582,028)	$26,522,382	$1,149,958	$51,929	$1,332	$12,276
Increase (Decrease) in net assets .	$(18,895,356)	$26,905,305	$1,160,850	$40,761	$251	$13,868
Net Assets:
Beginning of period	28,066,155	1,160,850	-	14,119	13,868	-
End of period	$9,170,799	$28,066,155	$1,160,850	$54,880	$14,119	$13,868
(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.
(d) For the period June 25, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(e) For the period July 9, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(f) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued
	TRS Sub-Account				UTS Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000		Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(f)
Operations:			58,846
Net investment income (loss)	$94,100	$		$36,082	$3,545	$516	$(41)
Net realized gains (losses)	157,334		55,136	140,319	7,696	9,327	388
Net unrealized gains (losses) during the year	(253,298)		240,854	(144,678)	(48,348)	(6,828)	4,230
Increase (Decrease) in net assets from operations	$(1,864)		$354,836	$31,723	$(37,107)	$3,015	$4,577
Contract Owner Transactions:
Purchase payments received	$892,423		$788,726	$872,032	$76,334	$93,144	$54,335
Net transfers between Sub-Accounts	317,693		(124,782)	96,648	9,363	10,145	(6,705)
Withdrawals, surrenders and annuitizations	(63,114)		-	-	(16,997)	-	-
Cost of insurance and contract charges	(94,102)		(52,800)	(45,297)	(18,046)	(13,979)	(2,512)
Increase (Decrease) in net assets from contract owner transactions	$1,052,900		$611,144	$923,383	$50,654	$89,310	$45,118
Increase (Decrease) in net assets	$1,051,036		$965,980	$955,106	$13,547	$92,325	$49,695
Net Assets:
Beginning of period	2,575,399		1,609,419	654,313	142,020	49,695	-
End of period	$3,626,435		$2,575,399	$1,609,419	$155,567	$142,020	$49,695
FEI Sub-Account				FGP Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Operations:
Net investment income (loss)	$43,319	$27,864	$9,353	$(29,173)	$(37,579)	$(18,796)
Net realized gains (losses)	209,138	200,511	79,540	(820,835)	853,579	349,291
Net unrealized gains (losses) during the year	(462,472)	183,825	50,483	(820,238)	(1,701,380)	1,138,794
Increase (Decrease) in net assets from operations	$(210,015)	$412,200	$139,376	$(1,670,246)	$(885,380)	$1,469,289
Contract Owner Transactions:
Purchase payments received	$1,936,243	$1,332,482	$1,800,084	$1,503,037	$1,974,381	$2,503,859
Net transfers between Sub-Accounts	1,695,106	13,914	(445,069)	(3,724,521)	37,842	(100,061)
Withdrawals, surrenders and annuitizations	(61,289)	-	-	-	-	-
Cost of insurance and contract charges	(184,028)	(104,053)	(95,007)	(164,513)	(175,471)	(142,156)
Increase (Decrease) in net assets from contract owner transactions	$3,386,032	$1,242,343	$1,260,008	$(2,385,997)	$1,836,752	$2,261,642
Increase (Decrease) in net assets	$3,176,017	$1,654,543	$1,399,384	$(4,056,243)	$951,372	$3,730,931
Net Assets:
Beginning of period	4,804,845	3,150,302	1,750,918	7,220,538	6,269,166	2,538,235
End of period	$7,980,862	$4,804,845	$3,150,302	$3,164,295	$7,220,538	$6,269,166
(f) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets- continued
FHI Sub-Account				FMM Sub-Account
Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999 (g)		Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Operations:
Net investment income (loss)	$18,656	$10,140	$14,985	$18,583	$28,732	$23,450
Net realized gains (losses)	(87,979)	(10,314)	(3,387)	-	-	-
Net unrealized gains (losses) during the year	19,443	(43,453)	1,376	-	-	-
Increase (Decrease) in net assets from operations	$(49,880)	$(43,627)	$12,974	$18,583	$28,732	$23,450
Contract Owner Transactions:
Purchase payments received	$123,883	$65,728	$96,271	$-	$-	$243,917
Net transfers between Sub-Accounts	(44,935)	(9,250)	(125,515)	-	(772)	(187,845)
Withdrawals, surrenders and annuitizations	(9,390)	(2,907)	-	-	-	-
Cost of insurance and contract charges	(7,106)	(4,395)	(7,317)	(14,979)	(9,044)	(11,828)
Increase (Decrease) in net assets from contract owner transactions	$62,452	$49,176	$(36,561)	$14,979)	$(9,816)	$44,244
Increase (Decrease) in net assets	$12,572	$5,549	$(23,587)	$3,604	$18,916	$67,694
Net Assets:
Beginning of period	149,398	143,849	167,436	517,711	498,795	431,101
End of period	$161,970	$149,398	$143,849	$521,315	$517,711	$498,795
FAM Sub-Account				FCN Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999 (g)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Operations:
Net investment income (loss)	$7,884	$177	$(12)	$3,506	$(6,016)	$(1,559)
Net realized gains (losses)	(63,581)	1,700	(29)	(12,531)	178,014	36,450
Net unrealized gains (losses) during the year	37,258	30,815	288	(243,610)	(286,866)	122,915
Increase (Decrease) in net assets from operations	$(18,439)	$(28,938)	$247	$(252,635)	$(114,868)	$157,806
Contract Owner Transactions:
Purchase payments received	$68,699	$94,906	$6,389	$519,314	$572,637	$361,996
Net transfers between Sub-Accounts	(19,180)	149,743	8,929	(235,183)	515,154	(41,751)
Withdrawals, surrenders and annuitizations	(4,897)	(14,943)	-	(54,066)	(10,818)	-
Cost of insurance and contract charges	(8,959)	(5,784)	(642)	(53,491)	(37,157)	(27,200)
Increase (Decrease) in net assets from contract owner transactions	$35,663	$223,922	$14,676	$(176,574)	$1,039,816	$293,045
Increase (Decrease) in net assets	$17,724	$194,984	$14,923	$(76,061)	$924,948	$450,851
Net Assets:
Beginning of period	209,907	14,923	-	1,894,761	969,813	518,962
End of period	$227,131	$209,907	$14,923	$1,818,700	$1,894,761	$969,813
(g) For the period July 22, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued
FIP Sub-Account			FIG Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(h)
Operations:
Net investment income (loss)	$50,881	$31,690	$3,716	$22,819	$27,431	$(2,140)
Net realized gains (losses)	41,335	146,229	273,827	664	(422)	(65)
Net unrealized gains (losses) during the year	(996,461)	(999,809)	976,661	12,926	18,421	(2,155)
Increase (Decrease) in net assets from operations	$(904,245)	$(821,890)	$1,254,204	$36,409	$45,430	$(4,360)
Contract Owner Transactions:
Purchase payments received	$652	$487,964	$2,751,116	$-	$-	$216,815
Net transfers between Sub-Accounts	(3,882,871)	(75,795)	(208,570)	-	12	233,259
Withdrawals, surrenders and annuitizations	(478,965)	(61,114)	-	-	-	-
Cost of insurance and contract charges	(133,283)	(155,962)	(192,493)	(17,722)	(10,164)	(8,960)
Increase (Decrease) in net assets from
contract owner transactions	$(4,494,467)	$195,093	$2,350,053	$(17,722)	$(10,152)	$441,114
Increase (Decrease) in net assets	$(5,398,712)	$(626,797)	$3,604,257	$18,687	$35,278	$436,754
Net Assets:
Beginning of period	7,354,002	7,980,799	4,376,542	472,032	436,754	-
End of period	$1,955,290	$7,354,002	$7,980,799	$490,719	$472,032	$436,754
	NLM Sub-Account			NMC Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(f)
Operations:
Net investment income (loss)	$(28,452)	$(111,219)	$1,749	$(38,058)	$(1,763)	$(39)
Net realized gains (losses)	4,804	1,898,126	(1,283)	(455,080)	14,583	127
Net unrealized gains (losses) during the year	86,471	149	(489)	(1,378,824)	(83,584)	7,763
Increase (Decrease) in net assets from operations	$62,823	$1,787,056	$(23)	$(1,871,962)	$(70,764)	$7,851
Contract Owner Transactions:
Purchase payments received	$13,198	$14,999,946	$3,519	$686,506	$211,822	$36,642
Net transfers between Sub-Accounts	24,797,351	(16,368,242)	(34,632)	1,285,368	6,275,791	(2,311)
Withdrawals, surrenders and annuitizations	-	-	-	(17,035)	-	-
Cost of insurance and contract charges	(184,874)	(412,184)	(645)	(172,797)	(7,754)	(1,450)
Increase (Decrease) in net assets from contract
owner transactions	$24,625,675	$(1,780,480)	$(31,758)	$1,782,042	$6,479,859	$32,881
Increase (Decrease) in net assets	$24,688,498	$6,576	$(31,781)	$(89,920)	$6,409,095	$40,732
Net Assets:
Beginning of period	6,576	-	31,781	6,449,827	40,732	-
End of period	$24,695,074	$6,576	$-	$6,359,907	$6,449,827	$40,732

(f) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

(h) For the period March 16, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued
NPP Sub-Account				JBP Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2001	Year Ended December 31, 1999	Year Ended December31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Operations:
Net investment income (loss)	$42,943	$233,834	$5,586	$210,518	$177,392	$25,942
Net realized gains (losses)	(103,490)	(143,692)	(2,607)	89,960	(3,339)	682
Net unrealized gains (losses) during the year	55,308	(99,579)	74,269	(31,096)	127,858	(51,685)
Increase (Decrease) in net
assets from operations	$(5,239)	$(9,437)	$77,248	$269,382	$301,911	$(25,061)
Contract Owner Transactions:
Purchase payments received	$77,115	$280,683	$568,576	$1,149,211	$1,668,080	$874,712
Net transfers between Sub-Accounts	(765,625)	(429,960)	(193,236)	1,999,485	(16,081)	(25,002)
Withdrawals, surrenders and annuitizations	(4,786)	-	-	(315,009)	(9,450)	-
Cost of insurance and contract charges	(22,370)	(24,948)	(36,371)	(80,718)	(52,152)	(39,759)
Increase (Decrease) in net assets from
contract owner transactions	$(715,666)	$(174,225)	$338,969	$2,752,969	$1,590,397	$809,951
Increase (Decrease) in net assets	$(720,905)	$(183,662)	$416,217	$3,022,351	$1,892,308	$784,890
Net Assets:
Beginning of period	1,232,647	1,416,309	1,000,092	3,470,181	1,577,873	792,983
End of period	$511,742	$1,232,647	$1,416,309	$6,492,532	$3,470,181	$1,577,873
JSC Sub-Account				JEP Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999
Operations:
Net investment income (loss)	$(3,508)	$(1,457)	$(1,935)	$324	$146	$(528)
Net realized gains (losses)	(32,140)	76,780	5,363	(2,541)	15,389	26,243
Net unrealized gains (losses) during the year	(29,408)	(139,535)	120,407	(61,450)	(59,982)	15,268
Increase (Decrease) in net assets
from operations	$(65,056)	$(64,212)	$123,835	$(63,667)	$(44,447)	$40,983
Contract Owner Transactions:
Purchase payments received	$96,416	$98,442	$175,595	$236,013	$93,876	$155,378
Net transfers between Sub-Accounts	98,358	209,562	(232,970)	170,257	(47,263)	(45,294)
Withdrawals, surrenders and annuitizations	-	-	-	-	(4,180)	-
Cost of insurance and contract charges	(16,436)	(8,783)	(14,058)	(13,413)	(6,982)	(9,179)
Increase (Decrease) in net assets
from contract owner transactions	$178,338	$299,221	$(71,433)	$392,857	$35,451	$100,905
Increase (Decrease) in net assets	$113,282	$235,009	$52,402	$329,190	$(8,996)	$141,888
Net Assets:
Beginning of period.	613,959	378,950	326,548	336,834	345,830	203,942
End of period	$727,241	$613,959	$378,950	$666,024	$336,834	$345,830

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued
TSF Sub-Account			TSF1 Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000(b)	Year Ended December 31, 2000(c)	Year Ended December 31, 1999
Operations:
Net investment income (loss)	$23,931	$(4,713)	$6,992	$5,217
Net realized gains (losses)	306,139	5,853	96,701	25,064
Net unrealized gains (losses) during the year	(350,639)	65,388	(105,897)	128,581
Increase (Decrease) in net assets from operations	$(20,569)	$66,528	$(2,204)	$158,862
Contract Owner Transactions:
Purchase payments received	$886,244	$716,067	$46,232	$305,091
Net transfers between Sub-Accounts	(347,861)	700,677	(842,185)	(120,364)
Withdrawals, surrenders and annuitizations	-	-	(9,870)	-
Cost of insurance and contract charges	(37,952)	(23,095)	(931)	(20,192)
Increase (Decrease) in net assets from contract owner transactions	$500,431	$1,393,649	$(806,754)	$164,535
Increase (Decrease) in net assets	$479,862	$1,460,177	$(808,958)	$323,397
Net Assets:
Beginning of period	1,460,177	-	808,958	485,561
End of period	$1,940,039	$1,460,177	$-	$808,958
DCA Sub-Account				DGI Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999(i)	Year Ended December 31, 2001	Year Ended December 31, 2000(a)
Operations:
Net investment income (loss)	$2,626	$747	$375	$(58)	$30
Net realized gains (losses)	(5,354)	44	323	191	2,129
Net unrealized gains (losses) during the year	(18,647)	(8,626)	(177)	(4,112)	(5,170)
Increase (Decrease) in net assets from operations	$(21,375)	$(7,835)	$521	$(3,979)	$(3,011)
Contract Owner Transactions:
Purchase payments received	$246,939	$102,919	$84,406	$-	$17,164
Net transfers between Sub-Accounts	166,800	106,004	28	-	51,149
Withdrawals, surrenders and annuitizations	(9,820)	(553)	-	-	-
Cost of insurance and contract charges	(41,019)	(26,569)	(9,359)	(4,307)	(2,298)
Increase (Decrease) in net assets from contract owner
transactions	$362,900	$181,801	$75,075	$(4,307)	$66,015
Increase (Decrease) in net assets	$341,525	$173,966	$75,596	$(8,286)	$63,004
Net Assets:
Beginning of period	249,562	75,596	-	63,004	-
End of period	$591,087	$249,562	$75,596	$54,718	$63,004

(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

(b) For the period May 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

(c) For the period January 1, 2000 through April 30, 2000 (termination of operations of Sub-Account).

(i) For the period August 3, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued
	DQB Sub-Account			DSC Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(d)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(d)
Operations:
Net investment income (loss)	$23,262	$2,561	$1,042	$(20,948)	$(828)	$(104)
Net realized gains (losses)	3,064	(35)	1	(126,732)	357,718	(979)
Net unrealized gains (losses) during the year	(6,074)	3,165	(197)	(606,567)	(308,969)	6,081
Increase (Decrease) in net assets from
Operations	$20,252	$5,691	$846	$(754,247)	$47,921	$4,998
Contract Owner Transactions:
Purchase payments received	$151,739	$30,929	$40,487	$756,266	$560,098	$61,004
Net transfers between Sub-Accounts	2,493,957	1	-	8,578,190	4,997,407	(10,803)
Withdrawals, surrenders and annuitizations	(15,488)	(9,262)	-	(22,212)	(6,674)	-
Cost of insurance and contract charges	(6,339)	(1,208)	(1,171)	(302,956)	(14,082)	(1,673)
Increase (Decrease) in net assets from
contract owner transactions	$2,623,869	$20,460	$39,316	$9,009,288	$5,536,749	$48,528
Increase (Decrease) in net assets	$2,644,121	$26,151	$40,162	$8,255,041	$5,584,670	$53,526
Net Assets:
Beginning of period	66,313	40,162	-	5,638,196	53,526	-
End of period	$2,710,434	$66,313	$40,162	$13,893,237	$5,638,196	$53,526
	DSI Sub-Account			REI Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(d)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999(d)
Operations:
Net investment income (loss)	$44,075	$28,622	$8,477	$181,758	$271	$157
Net realized gains (losses)	(917,563)	(189,675)	11,124	(351,331)	(8,951)	2,294
Net unrealized gains (losses) during the year	(715,227)	(993,835)	216,897	(132,952)	14,862	(11,151)
Increase (Decrease) in net assets from operations	$(1,588,715)	$(775,538)	$236,498	$400,137	$6,182	$(8,700)
Contract Owner Transactions:
Purchase payments received.	$3,666,913	$7,505,749	$1,694,993	$400,831	$22,585	$42,160
Net transfers between Sub-Accounts	(3,304,605)	857,290	704,776	12,883,719	13,270,888	51,428
Withdrawals, surrenders and annuitizations	(679,609)	(15,124)	-	(4,610)	-	-
Cost of insuraance and contract charges	(215,339)	(130,966)	(33,203)	(499,799)	(1,472)	(1,418)
Increase (Decrease) in net assets from
contract owner transactions	$(532,640)	$8,216,949	$2,366,566	$12,780,141	$13,292,001	$92,170
Increase (Decrease) in net assets	$(2,121,355)	$7,441,411	$2,603,064	$13,180,278	$13,298,183	$83,470
Net Assets:
Beginning of period	10,044,475	2,603,064	-	13,381,653	83,470	-
End of period	$7,923,120	$10,044,475	$2,603,064	$26,561,931	$13,381,653	$83,470

(d) For the period June 25, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

(j) For the period May 6, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

(k) For the period June 30, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Statements of Changes in Net Assets - continued
RNA Sub-Account				ACA Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999(f)	Year Ended December 31, 2001	Year Ended December 31, 2000 (a)
Operations:
Net investment income (loss)	$(773)	$(166)	$(46)	$(2,360)	$(427)
Net realized gains (losses)	(62,883)	15,863	810	52,893	3,528
Net unrealized gains (losses) during the year	37,605	(28,822)	1,521	(147,001)	(29,082)
Increase (decrease) in net assets from operations	$(26,051)	$(13,125)	$2,285	$(96,468)	$(25,981)
Contract Owner Transactions:
Purchase payments received	$40,943	$54,596	$24,658	$381,926	$45,403
Net transfers between Sub-Accounts	9,023	77,431	602	356,671	99,636
Withdrawals, surrenders and annuitizations	(32,710)	-	-	-	-
Cost of insurance and contract charges	(4,878)	(2,240)	(855)	(12,477)	(1,326)
Increase (Decrease) in net assets from contract owner transactions	$12,378	$129,787	$24,405	$726,120	$143,713
Increase (Decrease) in net assets	$(13,673)	$116,662	$26,690	$629,652	$117,732
Net Assets:
Beginning of period	143,352	26,690	-	117,732	-
End of period	$129,679	$143,352	$26,690	$747,384	$117,732
AVF Sub-Account				SRE Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 1999 (g)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999 (f)
Operations:
Net investment income (loss)	$(1,693)	$(1,533)	$56	$4,336	$3,124	$230
Net realized gains (losses)	(26,524)	17,232	706	11,131	691	(5)
Net unrealized gains (losses) during the year	(17,283)	(79,347)	3,120	(9,435)	10,078	(157)
Increase (Decrease) in net assets from operations:	$(45,500)	$(63,648)	$3,882	$6,032	$13,893	$68
Contract Owner Transactions:
Purchase payments received	$222,335	$227,248	$47,123	$41,896	$35,947	$4,497
Net transfers between Sub-Accounts	(135,817)	166,194	13,399	(19,664)	41,773	(107)
Withdrawals, surrenders and annuitizations	(9,580)	(4,063)	-	(24,200)	-	-
Cost of insurance and contract charges	(14,905)	(11,408)	(1,867)	(2,666)	(1,114)	-
Increase (Decrease) in net assets from contract owner transactions	$62,033	$377,971	$58,655	$4,634)	$76,606	$4,390
Increase (Decrease) in net assets	$16,533	$314,323	$62,537	$1,398	$90,499	$4,458
Net Assets
Beginning of period	376,860	62,537	-	94,957	4,458	-
End of period	$393,393	$376,860	$62,537	$96,355	$94,957	$4,458

(a) For the period January 1, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

(f) For the period August 2, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

(g) For the period July 22, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

See notes to financial statements

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account G (the ''Variable Account''), a separate account of Sun Life Assurance Company of Canada (U.S.) (the ''Sponsor''), was established on July 25, 1996 as a funding vehicle for the variable portion of certain individual variable life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of one of the following mutual funds: MFS/Sun Life Series Trust, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Neuberger Berman Advisers Management Trust, J.P. Morgan Series Trust II, Franklin Templeton Variable Insurance Products Trust, Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, T. Rowe Price Equity Series, Inc., AIM Variable Insurance Funds, Sun Capital Advisers Trust, Lord Abbett Series Fund, Rydex Variable Trust, The Alger American Fund, Alliance Variable Products Series Fund, Inc., Goldman Sachs Variable Insurance Trust, and INVESCO Variable Investment Funds, Inc., (the ''Funds''). Massachusetts Financial Services Company, an affiliate of the Sponsor, is investment adviser to MFS/Sun Life Series Trust. Sun Capital Advisers, Inc., an affiliate of the Sponsor, is the investment adviser to Sun Capital Advisers Trust. During 2000, the Templeton Stock Fund was closed and the funds were moved to the Templeton Growth Securities Fund.

The Variable Account exists in accordance with the regulations of the Delaware state insurance department. Under applicable insurance laws, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassification

Certain prior year amounts have been reclassified to conform to the current year's presentation.

Investment Valuations

Investments in shares of an investment portfolio of the mutual funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis.

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the

Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

(3) Expenses and Related Party Transactions

The Sponsor deducts expense charges applied to premium consisting of the premium tax, the federal Deferred Acquisition Cost (''DAC'') tax and the sales load. The premium tax varies by state but in general will range from 2% to 4% of the premium in most states (Kentucky charges 7%). The DAC tax charge is 1.25% of the premium. The sales load is 8.75% of the premium up to target premium and 2.25% of the premium in excess of the target premium. A portion of the sales load is refunded for surrenders in the first three policy years. These expense charges are deducted from the premium before being allocated by Sub-Account. The total sales loads were $1,986,355 in 2001.

The Sponsor deducts certain charges from the account value of each contract, through the cancellation of units, on a monthly basis. A monthly expense charge of $13.75 per policy at the beginning of each month during the first policy year and $7.50 for months thereafter is deducted to recover certain administration expenses. The Sponsor also deducts a charge at the end of each policy month for providing life insurance protection. This charge will be based upon the Sponsor's expectations of future mortality, persistency, interest rates, expenses and taxes. However, the maximum rates for the base death benefit for insureds that are not rated substandard risks will not exceed those based on the 1980 CSO Mortality Tables, and the maximum rates for the APB rider death benefit for similar insureds will not exceed those based on 125% of the 1980 CSO Mortality Table.

The Sponsor deducts certain charges from the account value of each contract at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The mortality and expense risk charge varies dependent upon the rates defined in the underlying insurance contract. The daily deduction currently ranges between 0.0010937% and 0.0016389% (which is equivalent to an annual rate between 0.40% and 0.60%, respectively) for policies in their first ten policy years, between 0.0005474% and 0.0006841%

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(3) Expenses and Related Party Transactions - continued

(which is equivalent to an annual rate between 0.20% and 0.25%, respectively) for the next ten policy years and between 0.0002738% and 0.0005474% (which is equivalent to an annual rate between 0.10% and 0.20%, respectively) for policies in policy years twenty-one and beyond.

Massachusetts Financial Services Company, an affiliate of the Sponsor, is investment adviser to MFS/Sun Life Series Trust (the ''MFS Trust''). The MFS Trust's advisory agreement provides for a management fee at an effective annual rate ranging from 0.55% to 0.90% of the average net assets.

Sun Capital Advisers, Inc., an affiliate of the Sponsor, is the investment adviser to Sun Capital Adviser Trust (the ''SC Trust''). The SC Trust's advisory agreement provides for a management fee at an effective annual rate ranging from 0.50% to 1.05% of the average net assets.

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(4) Purchases and Sales of Investments.

The following table shows the aggregate cost of Fund shares purchased and proceeds from the sales of Fund shares for each Sub-Account for the year ended December 31, 2001:
	Purchases	Sales
MFS/Sun Life Series Trust:
Capital Appreciation Series	$ 2,739,611	$ 153,167
Emerging Growth Series	562,434	350,395
Global Growth Series	1,799,893	2,714,624
Government Securities Series	15,862,959	25,590,606
Massachusetts Investors Growth Stock Series	214,747	37,720
Massachusetts Investors Trust Series	48,468	97,808
Money Market Series	22,400,243	41,295,599
Research Series	64,033	1,949
Total Return Series	1,719,977	367,064
Utilities Series	101,924	35,690
Fidelity Variable Insurance Products Fund:
VIP Equity Income Portfolio	4,299,068	641,761
VIP Growth Portfolio	2,163,647	4,113,089
VIP High Income Portfolio	257,095	175,986
VIP Money Market Portfolio	145,427	17,354
Fidelity Variable Insurance Products Fund II:
VIP II Asset Manager: Growth Portfolio	214,158	167,135
VIP II Contrafund Portfolio	637,742	406,170
VIP II Index 500 Portfolio	178,601	4,622,187
VIP II Investment Grade Bond Portfolio	25,741	20,644
Neuberger Berman Advisers Management Trust:
Limited Maturity Bond Portfolio	24,829,875	232,651
Mid-Cap Growth Portfolio	2,778,175	1,034,190
Partners Portfolio	150,522	823,245
J.P. Morgan Series Trust II:
J.P. Morgan Bond Portfolio	4,896,019	1,897,254
J.P. Morgan Small Company Portfolio	439,565	264,735
J.P. Morgan U.S. Disciplined Equity Portfolio	432,965	39,784
Templeton Variable Insurance Products Trust Fund:
Templeton Growth Securities Fund	1,464,884	658,071
Dreyfus Variable Investment Fund:
Appreciation Portfolio	411,012	45,487
Growth and Income Portfolio	1,182	4,651
Quality Bond Portfolio	2,670,207	21,277
Small Cap Portfolio	13,875,659	3,989,957
Dreyfus Stock Index Fund	3,476,963	3,923,357
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	14,640,225	1,294,447
T. Rowe Price New America Growth Portfolio	446,294	432,427
AIM Variable Insurance Funds, Inc.:
AIM V.I. Capital Appreciation Fund	796,124	12,174
AIM V.I. Value Fund	231,422	163,301
Sun Capital Advisers Trust:
Sun Capital Real Estate Fund	79,209	78,122

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions
	Units Outstanding, Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts		Units Withdrawn Surrendered or Canceled for Contract Charges		Unit Outstanding, End of Year

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
Sub-Accounts	2001	2000	2001	ff	2001	2000	2001	2000	2001	2000
CAS	30,636	21,325	14,949	8,189	244,656	2,136	(5,291)	(1,014)	284,950	30,636
EGS	42,234	19,972	12,616	15,423	(3,882)	8,173	(1,777)	(1,334)	49,191	42,234
WGO	169,063	120,770	51,985	41,732	(179,815)	11,837	(6,201)	(5,276)	35,032	169,063
GSS	989,719	57,382	51,494	22,084	(740,166)	912,497	(41,386)	(2,244)	259,661	989,719
MIS	27,701	18,354	12,596	11,922	4,619	(300)	(2,926)	(2,275)	41,990	27,701
CGS	12,248	-	2,779	1,889	(3,506)	10,524	(4,914)	(165)	6,607	12,248
MMS	2,567,848	112,538	1,382,489	4,563,470	(2,818,962)	(2,091,354)	(322,741)	(16,806)	808,634	2,567,848
RES	1,127	1,061	2,121	880	2,518	(753)	(195)	(61)	5,571	1,127
TRS	183,340	133,786	63,223	65,996	22,909	(11,235)	(12,690)	(5,207)	256,782	183,340
UTS	9,603	3,595	6,198	6,343	743	658	(2,646)	(993)	13,898	9,603
FEI	342,157	243,225	140,546	107,077	136,669	1,797	(21,419)	(9,942)	597,953	342,157
FGP	413,276	319,434	90,767	100,954	(271,156)	3,935	(12,968)	(11,047)	219,919	413,276
FHI	17,513	13,073	14,980	6,330	(8,635)	(1,089)	(2,349)	(801)	21,509	17,513
FMM	31,630	32,578	-	-	-	-	(1,360)	(948)	30,270	31,630
FAM	20,005	1,243	7,223	8,257	(2,160)	12,414	(1,602)	(1,909)	23,466	20,005
FCN	113,920	54,448	34,640	32,965	(15,792)	29,770	(8,164)	(3,263)	124,604	113,920
FIP	453,873	446,730	42	26,680	(270,592)	(4,182)	(46,068)	(15,355)	137,255	453,873
FIG	40,277	41,448	-	-	-	-	(1,672)	(1,171)	38,605	40,277
NLM	563	-	1,081	1,310,725	1,954,002	(1,264,375)	(17,004)	(45,787)	1,938,642	563
NMC	399,848	2,337	53,478	10,885	87,934	387,132	(18,044)	(506)	523,216	399,848
NPP	103,186	119,392	6,722	24,286	(62,995)	(37,728)	(2,829)	(2,764)	44,084	103,186
JBP	276,747	139,098	90,006	145,717	149,488	(1,491)	(32,023)	(6,577)	484,218	276,747
JSC	46,482	25,442	8,107	7,012	6,973	14,811	(1,698)	(783)	59,864	46,482
JEP	25,322	23,144	20,225	6,339	12,644	(3,243)	(1,353)	(918)	56,838	25,322
TSF	107,972	-	66,076	55,047	(25,538)	55,063	(3,632)	(2,138)	144,878	107,972
DCA	20,620	6,135	22,752	784	14,866	6,231	(4,763)	7,470	53,475	20,620
DGI	5,671	-	-	1,513	-	4,383	(441)	(225)	5,230	5,671
DQB	5,847	3,920	12,632	2,957	206,452	-	(1,881)	(1,030)	223,050	5,847
DSC	471,635	5,073	66,970	49,426	735,469	419,157	(36,186)	(2,021)	1,237,888	471,635
DSI	1,014,144	238,427	400,992	713,855	(398,354)	78,609	(105,876)	(16,747)	910,906	1,014,144
REI	1,210,263	8,149	35,032	2,202	1,067,895	1,200,093	(53,347)	(181)	2,259,843	1,210,263
RNA	13,825	2,301	4,298	4,934	42	6,843	(3,979)	(253)	14,186	13,825
ACA	9,490	-	41,361	3,012	29,196	6,596	(1,525)	(118)	78,522	9,490
AVF	37,499	5,311	23,330	19,556	(13,195)	14,183	(2,865)	(1,551)	44,769	37,499
SRE	7,805	481	3,284	3,604	(1,870)	3,844	(2,183)	(124)	7,036	7,805
Unit Activity From Sponsor
Transactions	10,000	10,000	-	-	-	-	-	-	10,000	10,000

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(6) Unit Values

A summary of unit values and units outstanding for variable life insurance contracts and the expense ratios,

excluding expenses of the underlying funds, for the year ended December 31, 2001 follows.
				Investment
		Net Assets		Income as a	Expenses as a
	Units	Units		% of Average	% of Average	Total
Sub-Accounts	Outstanding	Value	(000s)	Net Assets (1)	Net Assets (2)	Return (3)
CAS	284,950	$11.21	$ 3,195	0.11%	0.57%	(25.33)%
EGS	49,191	13.71	674	0.00	0.60	(34.57)
WGO	35,032	14.13	495	0.81	0.61	(19.64)
GSS	259,661	13.58	3,526	5.15	0.62	7.47
MIS	41,990	9.02	379	0.11	0.60	(24.91)
CGS	6,607	9.67	64	0.70	0.58	(15.71)
MMS	808,634	11.34	9,171	4.29	0.61	3.78
RES	5,571	9.85	55	0.03	0.63	(21.40)
TRS	256,782	14.12	3,626	3.46	0.60	0.52
UTS	13,898	11.19	156	3.13	0.61	(24.34)
FEI	597,953	13.35	7,981	1.29	0.60	(4.96)
FGP	219,919	14.39	3,164	0.09	0.60	(17.65)
FHI	21,509	7.53	162	8.41	0.63	(11.73)
FMM	30,270	12.97	392	5.19	0.59	4.19
FAM	23,466	9.72	227	4.07	0.61	(7.39)
FCN	124,604	14.60	1,819	0.79	0.60	(12.24)
FIP	137,255	14.24	1,955	1.73	0.60	(12.10)
FIG.	38,605	12.71	491	5.30	0.60	8.46
NLM	1,938,642	12.74	24,695	0.06	0.56	8.78
NMC	523,216	12.16	6,360	0.00	0.60	(24.64)
NPP	44,084	11.61	512	5.52	0.59	(2.83)
JBP	484,218	13.41	6,493	5.68	0.59	6.93
JSC	59,864	12.15	727	0.03	0.60	(8.03)
JEP .	56,838	11.72	666	0.68	0.61	(11.91)
TSF .	144,878	13.39	1,940	2.05	0.60	(0.98)
DCA	53,475	11.10	591	1.25	0.61	(9.31)
DGI .	5,230	10.46	55	0.50	0.60	(5.85)
DQB	223,050	12.16	2,710	7.16	0.34	6.69
DSC	1,237,888	11.22	13,893	0.41	0.60	(6.12)
DSI .	910,906	8.70	7,923	1.08	0.61	(12.18)
REI .	2,259,843	11.75	26,562	1.59	0.60	6.32
RNA	14,186	9.14	130	0.00	0.61	(11.84)
ACA	78,522	9.52	747	0.00	0.64	(23.28)
AVF	44,769	8.79	393	0.14	0.60	(12.56)
SRE	7,036	13.69	96	7.21	0.58	12.58

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Sun Life of Canada (U.S.) Variable Account G

Notes to Financial Statements - continued

(7) Contract Charges

For the year ended December 31, 2001, the Sponsor received the following amount related to the above mentioned contract charges. These charges are reflected in the Cost of insurance and contract charges line of the Statement of Changes in Net Assets.
Contract Charges
MFS/Sun Life Series Trust:
Capital Appreciation Series	$37,655
Emerging Growth Series	22,501
Global Growth Series	56,615
Government Securities Series	386,848
Massachusetts Investors Growth Stock Series	9,953
Massachusetts Investors Trust Series	2,147
Money Market Series	413,505
Research Series	1,720
Total Return Series	94,102
Utilities Series	18,046
Fidelity Variable Insurance Products Fund:
VIP Equity Income Portfolio	184,028
VIP Growth Portfolio	164,513
VIP High Income Portfolio	7,106
VIP Money Market Portfolio	14,979
Fidelity Variable Insurance Products Fund II:
VIP II Asset Manager: Growth Portfolio	8,959
VIP II Contrafund Portfolio	53,491
VIP II Index 500 Portfolio	133,283
VIP II Investment Grade Bond Portfolio	17,722
Neuberger Berman Advisers Management Trust:
Limited Maturity Bond Portfolio	184,874
Mid-Cap Growth Portfolio	172,797
Partners Portfolio	22,370
J.P. Morgan Series Trust II:
J.P. Morgan Bond Portfolio	80,718
J.P. Morgan Small Company Portfolio	16,436
J.P. Morgan Equity Portfolio	13,413
Templeton Variable Insurance Products Trust Fund:
Templeton Growth Securities Fund : Class 1	37,952
Dreyfus Variable Investment Fund:
Capital Appreciation Portfolio	41,019
Growth and Income Portfolio	4,307
Quality Bond Portfolio	6,339
Small Cap Portfolio	302,956
Dreyfus Stock Index Fund	215,339
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	499,799
T. Rowe Price New America Growth Portfolio	4,878
AIM Variable Insurance Funds, Inc.:
AIM V.I. Capital Appreciation Fund	12,477
AIM V.I. Value Fund	14,905
Sun Capital Advisers Trust:
Sun Capital Real Estate Fund	2,666

Independent Auditors' Report

To the Contract Owners participating in Sun Life of Canada (U.S.) Variable Account G

And the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Global Growth Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Massachusetts Investors Trust Sub-Account, MFS/Sun Life Money Market Sub-Account, MFS/Sun Life Research Sub-Account, MFS/Sun Life Total Return Sub-Account, MFS/Sun Life Utilities Sub-Account, Fidelity VIP Equity Income Sub-Account, Fidelity VIP Growth Sub-Account, Fidelity VIP High Income Sub-Account, Fidelity VIP Money Market Sub-Account, Fidelity VIP II Asset Manager: Growth Sub-Account, Fidelity VIP II Contrafund Sub-Account, Fidelity VIP II Index 500 Sub-Account, Fidelity VIP II Investment Grade Bond Sub-Account, Neuberger Berman Advisers Management Limited Maturity Bond Sub-Account, Neuberger Berman Advisers Management Mid-Cap Growth Sub-Account, Neuberger Berman Advisers Management Partners Sub-Account, J.P. Morgan Bond Sub-Account, J.P. Morgan Small Company Sub-Account, J.P. Morgan U.S. Disciplined Equity Sub-Account, Templeton Growth Securities Fund Sub-Account, Dreyfus Variable Investment Appreciation Sub-Account, Dreyfus Variable Investment Growth and Income Sub-Account, Dreyfus Variable Investment Quality Bond Sub-Account, Dreyfus Variable Investment Small Cap Sub-Account, Dreyfus Stock Index Sub-Account, T. Rowe Price Equity Income Sub-Account, T. Rowe Price New America Growth Sub-Account, AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Value Sub-Account, and Sun Capital Advisers Real Estate Sub-Account of Sun Life of Canada (U.S.) Variable Account G (the ''Sub-Accounts'') as of December 31, 2001, the related statements of operations and the statements of changes in net assets for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts at December 31, 2001, the results of their operations and the changes in their net assets for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 15, 2002

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

For the years ended December 31, 2001, 2000 and 1999
	2001	2000	1999

Revenues
Premiums and annuity considerations	$ 41	$ 45	$ 45
Net investment income	282	288	365
Net realized investment gains (losses)	24	(20)	2
Fee and other income	284	298	218

Total revenues	631	611	630

Benefits and expenses
Policyowner benefits	309	338	335
Other operating expenses	152	165	101
Amortization of deferred policy acquisition costs	121	124	68

Total benefits and expenses	582	627	504

Income (loss) from operations	49	(16)	126

Interest expense	94	45	43

Income (loss) before income tax expense and discontinued
operations	(45)	(61)	83

Income tax expense (benefit):
Federal	(26)	(62)	29
State	(1)	(2)	-

Income tax expense (benefit)	(27)	(64)	29

Net income (loss) from continuing operations before
cumulative effect of change in accounting principle	(18)	3	54

Cumulative effect of change in accounting principle, net of tax	5	-	-

Net income (loss) from continuing operations	(13)	3	54

Net loss on disposal of subsidiaries, after tax	-	-	(12)

Discontinued operations	-	-	1

Net income (loss)	$ (13)	$ 3	$ 43

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED BALANCE SHEETS

(in millions except share data)

December 31, 2001 and 2000
ASSETS	2001	2000
Investments
Available-for-sale fixed maturities at fair value (amortized cost of $2,040 and $2,455 in 2001 and 2000, respectively)	$ 2,098	$ 2,501
Trading fixed maturities at fair value (amortized cost of $1,020 and $636 in 2001 and 2000, respectively)	1,041	648
Subordinated note from affiliate held-to-maturity (fair value of $620 and $546 in 2001 and 2000, respectively)	600	600
Short-term investments	103	112
Mortgage loans	915	846
Real estate	84	78
Policy loans	43	42
Other invested assets	67	75
Total investments	4,951	4,902

Cash and cash equivalents	180	390
Accrued investment income	64	65
Deferred policy acquisition costs	766	762
Outstanding premiums	4	3
Other assets	112	62
Separate account assets	16,233	17,874

Total assets	$ 22,310	$ 24,058

LIABILITIES

Future contract and policy benefits	$ 691	$ 715
Contractholder deposit funds and other policy liabilities	3,146	3,313
Unearned revenue	12	5
Accrued expenses and taxes	116	53
Deferred federal income taxes	99	41
Long-term debt payable to affiliates	565	565
Partnership Capital Securities	608	608
Other liabilities	108	123
Separate account liabilities	16,233	17,874

Total liabilities	21,578	23,297

Commitments and contingencies - Note 15

STOCKHOLDER'S EQUITY

Common stock, $1,000 par value - 10,000 shares authorized; 6,437 shares issued and outstanding in 2001 and 2000	$ 6	$ 6
Additional paid-in capital	265	265
Accumulated other comprehensive income	38	39
Retained earnings	423	451

Total stockholder's equity	732	761

Total liabilities and stockholder's equity	$ 22,310	$ 24,058

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

For the years ended December 31, 2001, 2000, and 1999

	2001	2000	1999

Net income	$ (13)	$ 3	$ 43
Other comprehensive income
Net change in unrealized holding gains (losses) on
available-for-sale securities, net of tax	(1)	31	(69)
Other comprehensive income	(1)	31	(69)

Comprehensive income	$ (14)	$ 34	$ (26)

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in millions)

For the years ended December 31, 2001, 2000, and 1999
			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 1998	$ 6	$ 199	$ 77	$ 495	$ 777

Comprehensive income:
Net income				43	43
Dividends declared				(80)	(80)
Other comprehensive income
(loss)			(69)		(69)

Balance at December 31, 1999	6	199	8	458	671

Comprehensive income:
Net income				3	3
Dividends declared				(10)	(10)
Additional paid in capital		66			66
Other comprehensive income			31		31

Balance at December 31, 2000	6	265	39	451	761

Comprehensive income:
Net income (loss)				(13)	(13)
Dividends declared				(15)	(15)
Other comprehensive income
(loss)			(1)		(1)

Balance at December 31, 2001	$ 6	$ 265	$ 38	$ 423	$ 732

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

For the years ended December 31, 2001, 2000 and 1999
	2001	2000	1999

Cash Flows From Operating Activities:
Net income (loss) from continuing operations	$ (13)	$ 3	$ 54
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization of discount and premiums	3	(1)	(1)
Depreciation and amortization	2	3	4
Net realized (gains) losses on investments	(24)	20	(2)
Net unrealized gains on trading fixed maturities	(9)	(13)	-
Interest credited to contractholder deposits	176	196	216
Deferred federal income taxes	56	(53)	15
Cumulative effect of change in accounting principle, net of tax	(5)	-	-
Cash dividends from subsidiaries	-	-	19
Changes in assets and liabilities:
Deferred acquisition costs	(17)	(83)	(88)
Accrued investment income	2	(6)	11
Other assets	(46)	15	(75)
Future contract and policy benefits	(23)	(15)	(8)
Other, net	55	39	72
Net cash provided by operating activities	157	105	217

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	1,251	1,002	1,241
Trading fixed maturities	379	187	-
Subsidiaries	-	-	57
Other invested assets	4	-	-
Mortgage loans	112	209	386
Real estate	10	36	3
Purchases of:
Available-for-sale fixed maturities	(823)	(738)	(615)
Trading fixed maturities	(751)	(821)	-
Subsidiaries	(5)	-	-
Other invested assets	(1)	(2)	(7)
Mortgage loans	(185)	(122)	(345)
Real estate	(16)	(15)	(2)
Changes in other investing activities, net	1	3	3
Net change in policy loans	-	(1)	2
Net change in short-term investments	9	34	156

Net cash provided by (used in) investing activities	(15)	(228)	879

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

For the years ended December 31, 2001, 2000 and 1999
	2001	2000	1999

Cash Flows From Financing Activities:
Deposits to contractholder deposit funds	1,557	1,962	1,537
Withdrawals from contractholder deposit funds	(1,894)	(1,988)	(2,268)
Dividends paid to stockholder	(15)	(10)	(80)
Net cash used in financing activities	(352)	(36)	(811)

Net change in cash and cash equivalents	(210)	(160)	285

Cash and cash equivalents, beginning of year	390	550	265

Cash and cash equivalents, end of year	$ 180	$ 390	$ 550

Supplemental Cash Flow Information
Interest paid	$ 94	$ 43	$ 43
Income taxes paid	11	64	6

Non-cash Transaction

On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its 100% ownership in Sun Life of Canada (U.S.) Holdings General Partner, Inc. to the Company in exchange for 537 shares of the Company's common stock totaling $537,000 plus $65,520,000 of additional paid in capital.

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") was incorporated in 1970 as a life insurance company domiciled in the state of Delaware. As of December 31, 2000, the Company was licensed in 48 states and certain other territories. Effective January 31, 2001, the Company became authorized to do business in 49 states. In addition, the Company's wholly-owned insurance subsidiary, Sun Life Insurance and Annuity Company of New York, is licensed in New York. The Company and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual fixed and variable annuities, group fixed and variable annuities, group pension contracts, guaranteed investment contracts, group life and disability insurance, insurance third party administration, and other asset management services.

The Company is a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., which is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada. Sun Life Assurance Company of Canada is a life insurance company domiciled in Canada that reorganized from a mutual life insurance company to a stock life insurance company on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc., is now the ultimate parent of Sun Life Assurance Company of Canada and the Company.

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stockholder-owned life insurance companies.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2001, the Company owned all of the outstanding shares of Sun Life Insurance and Annuity Company of New York, Sun Life of Canada (U.S.) Distributors, Inc., Sun Life Financial Services Limited, Sun Benefit Services Company, Inc., Sun Capital Advisers, Inc., Sun Life of Canada (U.S.) SPE 97-I, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., Vision Financial Corporation and Clarendon Insurance Agency, Inc. The results are also consolidated with Sun Life of Canada Funding, LLC, which is owned by a trust sponsored by the Company and Sun Life of Canada (U.S.) Limited Partnership I, for which Sun Life of Canada (U.S.) Holdings General Partner, Inc. is the sole general partner.

Sun Life Insurance and Annuity Company of New York is engaged in the sale of individual fixed and variable annuity contracts and group life, disability insurance and stop loss contracts in its state of domicile, New York. Sun Life of Canada (U.S.) Distributors, Inc. is a registered investment adviser and broker-dealer. Sun Life Financial Services Limited serves as the marketing administrator for the distribution of the offshore products of Sun Life Assurance Company of Canada, an affiliate. Sun Capital Advisers, Inc. is a registered investment adviser. Sun Life of Canada (U.S.) SPE 97-I, Inc. was organized for the purpose of engaging in activities incidental to securitizing mortgage loans. Sun Life of Canada (U.S.) Holdings General Partner, Inc. is the sole general partner of Sun Life of Canada (U.S.) Limited Partnership I. Clarendon Insurance Agency, Inc. is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates. As of December 31, 2001, Sun Benefit Services Company, Inc. was inactive. Sun Life of Canada Funding, LLC was organized for the purpose of engaging in activities incidental to establishing the new guaranteed investment products of the Company. Sun Life of Canada (U.S.) Limited Partnership I was established to purchase subordinated debentures issued by the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., and to issue Partnership Capital Securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

On March 12, 2001, the Company purchased Vision Financial Corporation for approximately $5.0 million and acquired approximately $1.6 million of goodwill. Vision Financial Corporation, based in Keene, N.H., is a third-party administrator that specializes in the administration of insurance products sold at the worksite. The Company has recorded the acquisition using the purchase method of accounting. The results of operations of Vision Financial Corporation for the years ended December 31, 2001 and 2000 were not material to the consolidated financial statements.

In June 2000, the Company sold Sun Life Information Services Ireland, Limited to Sun Life Assurance Company of Canada. Sun Life Information Services Ireland, Limited provides information systems development services to Sun Life Assurance Company of Canada and its subsidiaries.

During 1999, the Company sold two of its subsidiaries, Massachusetts Casualty Insurance Company ("MCIC") (sold February 1999) and New London Trust F.S.B. ("NLT") (sold October 1999). MCIC is a life insurance company that issues only individual disability income policies. NLT is a federally chartered savings bank, which grants commercial, residential real estate and installment loans. The results of operations of MCIC and NLT are reported as discontinued operations.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The most significant estimates are those used in determining deferred policy acquisition costs, investment allowances and the liabilities for future policyholder benefits. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain amounts in the prior years' financial statements have been reclassified to conform to the 2001 presentation.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash and cash equivalents, investments such as fixed maturities, mortgage loans and equity securities, off balance sheet financial instruments, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses. Financial instruments are more fully described in Note 6.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

CASH AND CASH EQUIVALENTS

Cash and cash equivalents primarily include cash, commercial paper, money market investments, and short-term bank participations. All such investments have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

INVESTMENTS

The Company accounts for its investments in accordance with Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent, as held-to-maturity, trading, or available-for-sale. In order for the security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost adjusted for amortization of premiums, and accretion of discounts. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading. Securities that do not meet this criterion are classified as available-for-sale. Available-for-sale securities are carried at aggregate fair value with changes in unrealized gains or losses reported net of policyholder related amounts and of deferred income taxes in a separate component of other comprehensive income. Trading securities are carried at aggregate fair value with changes in unrealized gains or losses reported as a component of net investment income. Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment and liquidity characteristics. All security transactions are recorded on a trade date basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment write-down on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 70% of the properties' value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Real estate investments are held for the production of income or held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure. Real estate investments are diversified by property type and geographic area throughout the United States.

Policy loans are carried at the amount of outstanding principal balance not in excess of net cash surrender values of the related insurance policies.

Other invested assets consist primarily of leveraged leases and tax credit partnerships.

The Company uses derivative financial instruments including swaps and options as a means of hedging exposure to interest rate, currency and equity price risk.

Investment income is recognized on an accrual basis. Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the specific cost identification method. When an impairment of a specific investment or a group of investments is determined to be other than temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income on loans is recorded on the accrual basis. Loans are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When a loan is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such loans only when they are brought fully current with respect to principal and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgment of management, the loans are estimated to be fully collectible as to both principal and interest.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and guaranteed investment contracts, and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed quarterly and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced.

OTHER ASSETS

Property, equipment, leasehold improvements and capitalized software costs that are included in other assets are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Also included in other assets are assets pledged as collateral for open derivative contracts (See "Derivatives" section of Note 3 of the consolidated financial statements.) Reinsurance receivables from reinsurance ceded are also included in other assets.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for traditional life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance, annuity and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon the Company's experience and industry standards.

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities and guaranteed investment contracts. The liabilities are determined using the retrospective deposit method and consist of net deposits and investment earnings less administrative charges. The liability is before the deduction of any applicable surrender charges.

Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

REVENUE AND EXPENSES

Premiums for traditional individual life and annuity products are considered revenue when due. Premiums related to group life and group disability insurance are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Other than deferred policy acquisition costs, benefits and expenses related to traditional life, annuity, and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives. For universal life-type and investment-type contracts, benefits include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.

INCOME TAXES

The Company and its subsidiaries participate in a consolidated federal income tax return with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. and other affiliates. Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes". These differences result primarily from policy reserves, policy acquisition expenses and unrealized gains or losses on investments, and are generally not chargeable with liabilities that arise from any other business of the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value and the investment risk of such securities is retained by the contractholder.

NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities including fair value hedges and cash flow hedges. All derivatives, whether designated in hedging relationships or not, will be required to be recorded on the balance sheet at fair value. For a derivative that does not qualify as a hedge, changes in fair value will be recognized in earnings.

The Company applied SFAS No. 133, as amended by SFAS No. 137 and SFAS No. 138, on January 1, 2001. As a result, the Company recorded as a change in accounting principle in the accompanying consolidated statements of income, a cumulative transition adjustment of $5.2 million, net of tax, that increased earnings relating to embedded derivatives. Prior to the adoption of SFAS No. 133, the Company had been recognizing changes in fair value of derivatives in earnings; however, embedded derivatives in insurance contracts had not been accounted for separately.

During 2001, the Company adopted the requirements of Securities and Exchange Commission Staff Accounting Bulletin ("SAB") No. 102, "Selected Loan Loss Allowance and Documentation Issues". The adoption of SAB No. 102 had no material effect on the Company's financial position or results of operations.

In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Certain Investments". This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other than temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after December 15, 2000. The Company adopted EITF No. 99-20 in June 2001; it had no material impact on the Company's financial condition or results of operations.

In September 2000, the FASB issued SFAS 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" which replaces SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". This standard revises the methods for accounting for securitizations and other transfers of financial assets and collateral as outlined in SFAS No. 125, and requires certain additional disclosures. Adoption of this standard did not have a material effect on the Company's financial position or results of operations.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

In July 2001, the FASB issued SFAS No. 141, "Business Combinations," and SFAS No. 142, "Goodwill and Other Intangible Assets". These Statements will change the accounting for business combinations and goodwill in two significant ways. First, SFAS No. 141 requires that the purchase method of accounting be used for all business combinations completed after June 30, 2001. Use of the pooling-of-interests method will be prohibited. Second, SFAS No. 142 changes the accounting for goodwill from an amortization method to an impairment-only approach. Thus, amortization of goodwill, including goodwill recorded in past business combinations, will cease upon adoption of that Statement, which for companies with calendar year ends, will be January 1, 2002. Adopting SFAS No. 141 and SFAS No. 142 is not expected to have a material impact on the Company.

Also in July 2001, the FASB issued SFAS No. 143, "Accounting for Asset Retirement Obligations," which relates to financial accounting and reporting of obligations associated with the retirement of tangible long-lived assets and the associated asset retirement costs. SFAS No. 143 is effective for financial statements issued for fiscal years beginning after June 15, 2002. The Company believes that adoption of this statement will not have a material effect on the Company's financial position or results of operations.

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". This statement supersedes SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of." SFAS No. 144 is effective for financial statements issued for fiscal years beginning after December 15, 2001. The Company believes that adoption of this statement will not have a material effect on the Company's financial position or results of operations.

In September 2001, the EITF discussed Issue No. 01-10 "Accounting for the Impact of the Terrorist Attacks of September 11, 2001" which gives accounting guidance and recommended disclosures. Following this guidance, the Company has reviewed its insurance contracts to quantify potential losses, if any, as a result of the tragedy and has determined that there were no material claims exposure to the Company. The national tragedy of September 11, 2001 has also had an adverse impact on the airline, hotel and hospitality businesses. Although the Company has investments associated with these industries, it has determined that there are no current recoverability issues. The Company will continue to monitor these investments to determine if any adjustments for other-than-temporary declines due to the decrease in market value are necessary.

The FASB is currently deliberating the issuance of an interpretation of SFAS No. 94, "Consolidation of All Majority-Owned Subsidiaries", to provide additional guidance to assist companies in identifying and accounting for special purpose entities ("SPEs") including when SPEs should be consolidated by the investor. The interpretation would introduce a concept that consolidation would be required by the primary beneficiary of the activities of an SPE unless the SPE can meet certain substantive independent economic substance criteria. It is not possible to determine at this time what conclusions will be included in the final interpretation; however, the result could impact the accounting treatment of these entities.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

On February 11, 1999, two notes previously issued to the Company by Massachusetts Financial Services Company ("MFS"), an affiliate, were combined into a new note with a February 11, 2000 maturity date. The original notes were each issued for $110,000,000. One note was issued on February 11, 1998 at an interest rate of 6.0% and a due date of February 11, 1999. The other note was issued on December 22, 1998 at an interest rate of 5.55% and a due date of February 11, 1999. These two notes and an additional $10,000,000 were combined into a new note of $230,000,000 with a floating interest rate based on the six-month LIBOR rate plus 25 basis points. The $230,000,000 note was repaid to the Company on December 21,1999.

On December 31, 1998, the Company had an additional $20,000,000 investment in notes issued by MFS, scheduled to mature in 2000. These notes were repaid to the Company on December 21, 1999.

On January 14, 2000, the Company purchased two separate $100,000,000 notes from MFS, one with an interest rate of 8.60% due August 11, 2004, and the other with an interest rate of 7.93% due August 11, 2003. On November 1, 2000, MFS repaid the $100,000,000 note with an original maturity of August 11, 2003.

On February 5, 1999, the Company sold MCIC to an unaffiliated company. The net proceeds of this sale were $33,965,000. The Company realized a loss of $25,465,000 net of a $14,482,000 tax benefit.

On October 29, 1999, the Company sold NLT to an unaffiliated company for $30,254,000. The Company realized a gain of $13,170,000 after taxes of $10,186,000.

On December 22, 1999, the Company acquired twenty-eight mortgages from Sun Life Assurance Company of Canada for a total cost of $118,092,000.

On June 27, 2000, the Company sold Sun Life Information Services Ireland, Limited to Sun Life Assurance Company of Canada. The Company realized a pretax gain of $451,000 on the sale.

On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its ownership in all 200 shares issued and outstanding of Sun Life of Canada (U.S.) Holdings General Partner, Inc. to the Company in exchange for 537 shares of the Company's common stock totaling $537,000 plus $65,520,000 of additional paid in capital. As a result of the acquisition of Sun Life of Canada (U.S.) Holdings General Partner, Inc. on December 21, 2000, and its ownership interest in Sun Life of Canada (U.S.) Limited Partnership I, the Company became the owner of a $600,000,000 8.526% subordinated debenture due May 6, 2027 issued by the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc. The Company also assumed the liability of the Partnership Capital Securities issued to Sun Life of Canada (U.S.) Capital Trust I, a Delaware business trust sponsored by the Company's parent. Partnership Capital Securities issued of $600,010,000 accrue interest at 8.526% and have no scheduled maturity date. These Partnership Capital Securities, which represent the limited partner interest of Sun Life (U.S.) Limited Partnership I, may be redeemed on or after May 6, 2027. The Company is accounting for the acquisition of Sun life of Canada (U.S.) General Partner, Inc. using the purchase method of accounting.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

The following proforma statements of income for the years ended December 31, 2000 and 1999 illustrate the Company's results of operations as if the acquisition of Sun Life of Canada (U.S.) Holdings General Partner, Inc. took place at the beginning of the year, respectively.
	Proforma	Proforma
	2000	1999

Revenues
Premiums and annuity considerations	$ 45	$ 45
Net investment income	339	420
Net realized investment gains (losses)	(20)	2
Fee and other income	298	218

Total revenues	662	685

Benefits and expenses
Policyowner benefits	338	335
Other operating expenses	165	101
Amortization of deferred policy acquisition costs	124	68

Total benefits and expenses	627	504

Income (loss) from operations	35	181

Interest expense	95	95

Income (loss) before income tax expense and discontinued
operations	(60)	86

Income tax expense (benefit):
Federal	(62)	30
State	(2)	-

Income tax expense (benefit)	(64)	30

Net income from continuing operations	4	56.0

Net loss on disposal of subsidiaries, after tax	-	(12.3)

Discontinued operations	-	1.0

Net income	$ 4	$ 44.7

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

During 2001, 2000, and 1999 the Company declared and paid dividends in the amount of $15,000,000, $10,000,000, and $80,000,000, respectively, to its parent, Sun Life of Canada (U.S.) Holdings, Inc.

The Company and its subsidiaries have management services agreements with Sun Life Assurance Company of Canada which provide that Sun Life Assurance Company of Canada will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $40,290,000 in 2001, $31,857,000 in 2000, and $30,745,000 in 1999.

The Company leases office space to Sun Life Assurance Company of Canada under lease agreements with terms expiring in September, 2005 and options to extend the terms for each of twelve successive five year terms at fair market rental not to exceed 125% of the fixed rent for the term which is ending. Rent received by the Company under the leases amounted to approximately $8,773,000, $7,976,000, and $6,943,000 in 2001, 2000 and 1999, respectively.

As more fully described in Note 7, the Company has been involved in several reinsurance transactions with Sun Life Assurance Company of Canada.

The Company has accrued $4,259,000 for unpaid interest on surplus notes held by an affiliate at December 31, 2001 and 2000, respectively. The Company expensed $43,266,000 for interest on these surplus notes for the years ended December 31, 2001, 2000 and 1999, respectively.

On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its $350,000,000 Sun Life Assurance Company of Canada subordinated note to Sun Canada Financial Co., an affiliate, in the form of additional capitalization. On the same day, Sun Canada Financial Co. transferred its ownership in the Company's surplus notes totaling $315,000,000 to Sun Life of Canada (U.S.) Holdings, Inc. in the form of a dividend. As a result, the Company had $565,000,000 of surplus notes issued to its parent, Sun Life of Canada (U.S.) Holdings Inc., as of December 31, 2000. In October 2001, Sun Life of Canada (U.S.) Holdings, Inc transferred its ownership in the Company's surplus notes totaling $565,000,000 to Sun Life Financial (U.S.) Finance, Inc., an affiliate of the Company, at book value.

The following table lists the details of the surplus notes outstanding (in 000's) owned by Sun Life Financial (U.S.) Finance, Inc.:
Principal	Maturity	Rate

$ 150,000	12/15/07	6.625%
150,000	12/15/15	7.250%
7,500	12/15/15	6.125%
7,500	12/15/07	5.750%
250,000	11/06/27	8.625%
$ 565,000

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of fixed maturities were as follows (in 000's):
	December 31, 2001
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
United States treasury securities, U.S. Government and
agency securities	$ 111,804	$ 5,905	$ (1,113)	$ 116,596
States, provinces and political subdivisions	4,794	239	-	5,033
Mortgage-backed securities	149,138	3,735	(2,290)	150,583
Public utilities	340,386	20,167	(4,141)	356,412
Transportation	219,793	7,486	(15,348)	211,931
Finance	263,273	7,180	(2,144)	268,309
Corporate	950,496	53,665	(15,238)	988,923

Total available-for-sale fixed maturities	$ 2,039,684	$ 98,377	$ (40,274)	$ 2,097,787

Trading fixed maturities:
States, provinces and political subdivisions	$ 2,750	$ 364	$ -	$ 3,113
Mortgage-backed securities	47,067	983	(12)	48,038
Public utilities	154,402	5,381	(2,547)	157,236
Transportation	107,660	4,110	(2,790)	108,980
Finance	219,314	10,765	(1,370)	228,709
Corporate	488,980	15,704	(9,270)	495,413

Total trading fixed maturities	$ 1,020,173	$ 37,307	$ (15,989)	$ 1,041,489

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc.,
8.526% subordinated debt, due 2027	$ 600,000	$ 19,656	$ -	$ 619,656

Total held-to-maturity fixed maturities	$ 600,000	$ 19,656	$ -	$ 619,656

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED)
	December 31, 2000
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
United States treasury securities, U.S. Government and
agency securities	$ 183,733	$ 8,286	$ (68)	$ 191,951
States, provinces and political subdivisions	22,515	653	-	23,168
Mortgage-backed securities	123,113	2,132	(317)	124,928
Public utilities	286,744	12,805	(5,914)	293,635
Transportation	245,675	13,406	(3,821)	255,260
Finance	299,440	8,141	(5,761)	301,820
Corporate	1,293,302	52,597	(35,271)	1,310,628

Total available-for-sale fixed maturities	$ 2,454,522	$ 98,020	$ (51,152)	$2,501,390

Trading fixed maturities:
United States treasury securities, U.S. Government and
agency securities	$ 500	$ 1	$ -	$ 501
Mortgage-backed securities	18,281	556	(156)	18,681
Public utilities	30,918	1,293	(243)	31,968
Transportation	97,900	3,218	(266)	100,852
Finance	159,250	5,470	(348)	164,372
Corporate	328,662	9,116	(5,975)	331,803

Total trading fixed maturities	$ 635,511	$ 19,654	$ (6,988)	$ 648,177

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc.,
8.526% subordinated debt, due 2027	$ 600,000	$ -	$ (53,888)	$ 546,112

Total held-to-maturity fixed maturities	$ 600,000	$ -	$ (53,888)	$ 546,112

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below (in 000's). Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.
	December 31, 2001
	Amortized Cost	Estimated Fair Value

Maturities of available-for-sale fixed securities:
Due in one year or less	$ 248,948	$ 246,958
Due after one year through five years	537,953	551,789
Due after five years through ten years	437,668	462,069
Due after ten years	515,561	535,687
Subtotal - Maturities available-for-sale	$ 1,740,130	$ 1,796,503
Asset-backed securities	299,554	301,284
Total Available-for-sale	$ 2,039,684	$ 2,097,787

Maturities of trading fixed securities:
Due in one year or less	$ -	$ -
Due after one year through five years	324,617	330,534
Due after five years through ten years	412,623	425,677
Due after ten years	216,473	217,647
Subtotal - Maturities of trading	$ 953,713	$ 973,858
Asset-backed securities	66,460	67,631
Total Trading	$ 1,020,173	$ 1,041,489

Maturities of held-to-maturity fixed securities:
Due after ten years	$ 600,000	$ 619,656

Gross gains of $15,457,000, $9,056,000 and $12,496,000 and gross losses of $6,966,000, $24,018,000, and $7,646,000 were realized on the voluntary sale of fixed maturities for the years ended December 31, 2001, 2000, and 1999, respectively.

Fixed maturities with an amortized cost of approximately $3,173,000 and $2,991,000 at December 31, 2001 and 2000 respectively, were on deposit with Federal and State governmental authorities as required by law.

Bonds that have been pledged to collateralize open derivative contracts at December 31, 2001 are excluded from fixed maturities and are included with other assets.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED)

As of December 31, 2001 and 2000, 96% and 98%, respectively, of the Company's fixed maturities were investment grade. Investment grade securities are those that are rated "BBB" or better by nationally recognized rating agencies. During 2001 and 2000, the Company incurred realized losses totaling $5,500,000 and $14,956,000 for other than temporary impairment of value of some of its fixed maturities after determining that not all of the unrealized losses were temporary in nature. During 2001, $9,650,000 of the 2000 losses was recovered and is included in realized gains. Also in 2000, the Company stopped accruing income on its holdings of an issuer that declared bankruptcy. $417,000 and $243,000 of interest income on these holdings were not accrued during 2001 and 2000, respectively. All of the Company's securities were income producing during the year ended December 31, 1999.

MORTGAGE LOANS AND REAL ESTATE

The Company invests in commercial first mortgage loans and real estate throughout the United States. Investments are diversified by property type and geographic area. Mortgage loans are collateralized by the related properties and generally are no more than 70% of the properties' value at the time that the original loan is made. Real estate investments classified as held-for-sale have been obtained primarily through foreclosure. The carrying value of mortgage loans and real estate investments net of applicable reserves and accumulated depreciation on real estate were as follows (in 000's):
	December 31,
	2001	2000

Total mortgage loans	$ 915,730	$ 846,439

Real estate:
Held-for-sale	1,490	7,483
Held for production of income	82,055	70,239
Total real estate	$ 83,545	$ 77,722

Accumulated depreciation on real estate was $16,110,000 and $14,879,000 at December 31, 2001 and 2000, respectively.

The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, values are impaired or values are impaired but mortgages are performing, appropriate allowances for losses have been made. The Company has restructured mortgage loans, impaired mortgage loans and impaired but performing mortgage loans totaling $17,933,000 and $18,165,000 at December 31, 2001 and 2000, respectively, against which there are allowances for losses of $7,140,000 and $4,675,000, respectively. During 2001 and 2000, non-cash investing activities included real estate acquired through foreclosure of mortgage loans, which had fair values of $1,000,000 and $1,500,000, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

The investment valuation allowances, which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets, were as follows (in 000's):
	Balance at			Balance at
	January 1,	Additions	Subtractions	December 31,
2001
Mortgage loans	$ 4,675	$ 3,095	$ (630)	$ 7,140
Real estate	-	-	-	-

2000
Mortgage loans	$ 7,750	$ 3,837	$ (6,912)	$ 4,675
Real estate	1,723	-	(1,723)	-

Mortgage loans and real estate investments comprise the following property types and geographic regions (in 000's):
	December 31,
	2001	2000
Property Type:
Office building	$ 369,526	$ 328,976
Residential	39,254	47,805
Retail	389,972	379,326
Industrial/warehouse	190,672	153,580
Other	16,982	19,149
Valuation allowances	(7,140)	(4,675)
Total	$ 999,266	$ 924,161

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):
	December 31,
	2001	2000
Geographic region:

Arizona	$ 21,221	$ 19,809
California	95,861	87,607
Colorado	8,245	8,636
Connecticut	37,208	38,401
Delaware	6,707	15,131
Florida	40,359	36,179
Georgia	71,037	46,895
Indiana	15,015	13,496
Kentucky	13,824	14,941
Louisiana	15,221	7,639
Maryland	19,730	20,849
Massachusetts	116,962	98,377
Michigan	44,549	45,948
Nevada	3,891	5,308
New Jersey	24,047	16,653
New York	88,812	69,529
North Carolina	14,889	11,009
Ohio	29,137	35,966
Oregon	8,131	6,439
Pennsylvania	122,275	132,615
Tennessee	15,345	12,889
Texas	29,071	22,380
Utah	18,179	11,171
Virginia	27,840	20,911
Washington	62,439	60,560
All other	56,411	69,498
Valuation allowances	(7,140)	(4,675)
Total	$ 999,266	$ 924,161

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

At December 31, 2001, scheduled mortgage loan maturities were as follows (000's):
2002	$ 50,312
2003	28,465
2004	47,272
2005	89,257
2006	56,351
Thereafter	644,073
Total	$ 915,730

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.

The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amount to $39,800,000 and $45,119,000 at December 31, 2001 and 2000, respectively.

During 2000, the Company sold commercial mortgage loans in a securitization transaction. In the transaction, the Company retained servicing responsibilities, a Class B and a Class I interest only certificate. The Class B certificate is a subordinated interest. The Company receives annual servicing fees, before expenses, of 0.1 percent of the outstanding balance and rights to future cash flows arising after the investors in the securitization trust have received the return for which they contracted. The investors in the securitization trust have no recourse to the Company's other assets for failure of debtors to pay when due. The value of the Company's retained interest is subject to credit, and interest rate risk on the transferred financial assets. The Company recognized a pretax gain of $763,000 on the securitization transaction.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from securitizations completed during the year ended December 31, 2000 were as follows:
	Class B	Class I
Prepayment speed	0	0
Weighted average life in years	7.25	4.54
Expected credit losses	0	0
Residual cash flows discount rate	7.798	8.844
Treasury rate interpolated for average life	4.97	4.96
Spread over treasuries	2.83%	3.88%
Duration in years	5.201	3.611

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions are as follows (in 000's):
	Commercial Mortgages
	Class B	Class I
Carrying amount of retained
interests	$ 15,636	$ 9,333
Fair value of retained interests	15,885	8,913
Weighted average life in years	9.419	3.900

Expected Credit Losses
Impact on fair value of .025% of adverse change	0	0
Impact on fair value of 20% of adverse change	0	0

Residual Cash flows Discount Rate
Impact on fair value of 10% of adverse change	15,328	8,682
Impact on fair value of 20% of adverse change	14,800	8,465

The total principal amount of the commercial mortgage loans was $173,655,000 at December 31, 2001, none of which were 60 days or more past due. There were no net credit losses incurred relating to the commercial mortgage loans at the date of the securitization and at December 31, 2001.

SECURITIES LENDING

The Company has a securities lending program operated on its behalf by the Company's primary custodian, Chase Manhattan of New York. The custodian has indemnified the Company against losses arising from this program. There were no securities out on loan at December 31, 2001 and 2000. As of December 31, 2001 and 2000, the Company had received no collateral for securities on loan. The income resulting from this program was $126,000, $48,000 and $37,000 for the years ended December 31, 2001, 2000 and 1999, respectively.

LEVERAGED LEASES

The Company is a lessor in a leverage lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased for a term of 9.78 years. During 2001, the lease term was extended until 2010. The Company's equity investment represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment and non-recourse to the Company. At the end of the lease term, the master lessee may exercise a fixed price purchase option to purchase the equipment. The Company's net investment in leveraged leases is composed of the following elements (in 000's):

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

	Year ended December 31,
	2001	2000
Lease contract receivable	$ 68,418	$ 57,623
Less: non-recourse debt	(36,096)	(57,607)
Net Receivable	32,322	16
Estimated value of leased assets	21,420	41,150
Less: unearned and deferred income	(18,231)	(6,718)
Investment in leveraged leases	35,511	34,448
Less: fees	(212)	(88)
Net investment in leveraged leases	$ 35,299	$ 34,360

DERIVATIVES

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The derivative financial instruments used by the Company include swaps and options. The Company does not hold or issue any derivative instruments for trading purposes.

SWAPS

Swap agreements are contracts with other parties to exchange at specified intervals, the difference between fixed and floating rate interest amounts based upon a notional principal amount. No cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counter-party at each interest payment date. The Company enters into interest rate swap agreements to hedge against exposure to interest rate fluctuations. Because the underlying principal is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged. The net payable/receivable is recognized over the life of the swap contract as an adjustment to net investment income.

In 2000, the Company launched a new guaranteed investment contract program. The purpose of the program was to increase market place and interest for these products. Each deal is highly individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity linked cross currency swaps. The combination of these swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the note.

The net increase (decrease) in net investment income related to swaps was ($23,493,000), $166,000, and ($2,513,000) for the years ended December 31, 2001, 2000 and 1999, respectively. The Company did not employ hedge accounting treatment in 2001, 2000 and 1999. As a result, the unrealized gains and losses were realized immediately in those years.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

The Company recognized gross realized gains on derivatives of $10,173,000, $3,924,000, and $4,735,000 in 2001, 2000, and 1999, respectively, as well as gross realized losses of $8,912,000, $1,156,000, and $1,789,000 during 2001, 2000, and 1999, respectively.

The Company's primary risks associated with these transactions are exposure to potential credit loss in the event of non-performance by counter-parties and market risk. The Company regularly assesses the strength of the counter-parties and generally enters into transactions with counter-parties rated "A" or better by nationally recognized ratings agencies. Management believes that the risk of incurring losses related to credit risk is remote. As of December 31, 2001 and 2000, the Company's derivatives had no significant concentration of credit risk.

The Company is required to pledge and receive collateral for open derivative contracts. The amount of collateral that is required is determined by agreed upon thresholds with the counterparties. The Company currently pledges cash and U.S. Treasury bonds to satisfy this collateral requirement. At December 31, 2001, $32,900,000 of fixed maturities was pledged as collateral and is included in other assets. No collateral was pledged at December 31, 2000.

OPTIONS

Options are legal contracts that give the contractholder the right to buy or sell a specific amount of the underlying interest at a strike price upon exercise of the option. The Company also utilizes options to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death benefit features of the Company's variable annuities.

The Company's underlying notional or principal amounts associated with open derivatives positions were as follows (in 000's):

	Outstanding at December 31, 2001
	Notional
	Principal	Unrealized Gain
	Amounts	(Loss)

Interest rate swaps	$1,327,496
$        (73,495)

Currency swaps	697,557	(22,918)
Equity swaps	259,607	(34,008)
Equity index options	1,428,323	81,000

Total	$3,712,983	(49,421)
	Outstanding at December 31, 2000
	Notional Principal Amounts	Unrealized Gain (Loss)

Interest rate swaps	$1,308,496
$        (40,432)

Currency swaps	370,554	1,839
Equity swaps	162,576	(16,883)

Total	$1,841,626	$ (55,476)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

At December 31, 2001 and 2000, the unrealized gains (losses) on derivatives are included with other liabilities on the financial statements.

4. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) consisted of the following (in 000's):
	2001	2000	1999

Fixed maturities	$ 29,694	$ (14,962)	$ 4,846
Mortgage and other loans	(2,557)	2,057	1,981
Real estate	1,150	5,211	(742)
Derivative instruments	1,261	2,768	2,945
Short term investments	196	(22)	4
Write-down of fixed maturities	(6,050)	(14,956)	(6,689)
Total	$ 23,694	$ (19,904)	$ 2,345

5. NET INVESTMENT INCOME

Net investment income consisted of the following (in 000's):

	2001	2000	1999

Fixed maturities	$ 320,810	$ 265,608	$ 254,390
Equity securities	-	-	(33)
Mortgage and other loans	73,050	77,807	90,638
Real estate	5,961	8,868	6,829
Policy loans	2,967	3,047	3,172
Derivatives	(127,322)	(66,773)	17,671
Other	10,802	4,664	(1,416)
Gross investment income	286,268	293,221	371,251
Less: Investment expenses	3,706	5,510	6,273
Net investment income	$ 282,562	$ 287,711	$ 364,978

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

6. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS 107 "Disclosure about Fair Value of Financial Instruments" excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements. The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2001 and 2000 (in 000's):

	December 31, 2001		December 31, 2000
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Cash and cash equivalents	$ 180,141	$ 180,141	$ 390,049	$ 390,049
Fixed maturities	3,739,277	3,739,277	3,749,567	3,695,679
Short-term investments	103,296	103,296	112,077	112,077
Mortgages	915,730	977,857	846,439	886,384
Derivatives	(49,421)	(49,421)	(55,476)	(55,476)
Policy loans	42,686	42,686	41,459	41,459
Other invested assets	66,771	66,771	74,551	74,551

Financial liabilities:
Guaranteed investment contracts	$ 1,320,278	$ 1,336,594	$ 1,002,865	$ 998,544
Contractholder deposit funds	1,603,391	1,591,474	2,129,758	2,090,197
Fixed annuity contracts	88,400	86,031	102,637	98,337
Interest sensitive life insurance	116,967	117,045	114,198	116,900
Long-term debt	565,000	596,218	565,000	510,962
Partnership Capital Securities	607,826	619,656	607,826	553,938

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

6. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

The fair values of cash and cash equivalents are estimated to be cost plus accrued interest which approximates fair value. The fair values of short-term bonds are estimated to be the amortized cost. The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics. The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Policy loans are stated at unpaid principal balances, which approximate fair value.

The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of other deposits with future maturity dates are estimated using discounted cash flows.

The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings. The carrying amount of all other assets is assumed to approximate fair value.

7. REINSURANCE

INDIVIDUAL INSURANCE

The Company had several agreements with Sun Life Assurance Company of Canada, which provided that Sun Life Assurance Company of Canada would reinsure the mortality risk and certain ancillary benefits under various individual life insurance contracts sold by the Company. Under these agreements, basic death benefits and supplementary benefits were reinsured on a yearly renewable term basis and coinsurance basis, respectively. The effective dates of these agreements were June 1, 1982, November 1, 1986, and January 1, 1987. These agreements were terminated on December 31, 2000.

The Company had an agreement with an unrelated company that provided reinsurance of a small block of individual life insurance contracts on a modified coinsurance basis. This agreement was terminated on December 31, 2000.

The Company has agreements with Sun Life Assurance Company of Canada and with other unrelated companies which provide for reinsurance of certain mortality risks associated with the individual and corporate owned life insurance (COLI) contracts. These amounts are reinsured on a yearly renewable term basis.

GROUP INSURANCE

The Company has an agreement with Sun Life Assurance Company of Canada whereby Sun Life Assurance Company of Canada reinsures the mortality risks of the group life insurance contracts. Under this agreement, certain death benefits are reinsured on a yearly renewable term basis.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

7. REINSURANCE (CONTINUED):

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the group long-term disability contracts. Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis.

The effects of reinsurance were as follows (in 000's):
	For the Years Ended December 31,
	2001	2000	1999

Insurance premiums:
Direct	$ 43,980	$ 51,058	$ 54,662
Assumed	-	-	-
Ceded	2,971	6,255	9,595
Net premiums	$ 41,009	$ 44,803	$ 45,067

Insurance and other individual policy benefits and claims:
Direct	$ 314,750	$ 346,411	$ 342,284
Assumed	-	-	-
Ceded	5,063	8,077	7,433
Net policy benefits and claims	$ 309,687	$ 338,334	$ 334,851

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely. However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

8. RETIREMENT PLANS:

PENSION PLAN

The Company and its subsidiaries participate with Sun Life Assurance Company of Canada in a non-contributory defined benefit pension plan covering essentially all employees. Benefits under all plans are based on years of service and employees' average compensation. The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA"); currently the plans are fully funded. Most pension plan assets consist of separate accounts of Sun Life Assurance Company of Canada or other insurance company contracts.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

8. RETIREMENT PLANS (CONTINUED):

The following table sets forth the change in the pension plan's projected benefit obligations and assets, as well as the plan's funded status at December 31, 2001, 2000, and 1999 (in 000's):
	Year ended December 31,
	2001	2000	1999
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$ 109,675	$ 99,520	$ 110,792

Service cost	5,968	5,242	5,632

Interest cost	8,698	7,399	6,952

Actuarial loss (gain)	20,089	579	(21,480)

Benefits paid	(3,825)	(3,065)	(2,376)
Projected benefit obligation at end of year	$ 140,605	$ 109,675	$ 99,520
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ 163,204	$ 158,271	$ 151,575
Actual return on plan assets	17,888	8,218	9,072
Benefits paid	(3,825)	(3,285)	(2,376)
Fair value of plan assets at end of year	$ 177,267	$ 163,204	$ 158,271

Funded status	$ 36,662	$ 53,529	$ 58,752
Unrecognized net actuarial loss	5,341	(12,620)	(20,071)
Unrecognized transition obligation	(18,766)	(20,561)	(22,617)
Unrecognized prior service cost	5,922	6,501	7,081
Prepaid benefit cost	$ 29,159	$ 26,849	$ 23,145

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

8. RETIREMENT PLANS (CONTINUED):

The following table sets forth the components of the net periodic pension cost for the years ended December 31, 2001, 2000, and 1999 (in 000's).
	Year Ended December 31,
	2001	2000	1999

Components of net periodic benefit cost:
Service cost	$ 5,968	$ 5,242	$ 5,632

Interest cost	8,698	7,399	6,952

Expected return on plan assets	(14,502)	(13,723)	(12,041)

Amortization of transition obligation asset	(2,093)	(2,056)	(2,056)

Amortization of prior service cost	580	580	580

Recognized net actuarial gain	(492)	(1,146)	(554)
Net periodic benefit cost	$ (1,841)	$ (3,704)	$ (1,487)
The Company's share of net periodic benefit cost	$ 1,006	$ 805	$ 736

The projected benefit obligations were based on calculations that utilize certain assumptions. The assumed weighted average discount rate was 7.0% for the year ended December 31, 2001. The assumed weighted average discount rate for 2000 and 1999 was 7.5%. The expected return on plan assets for 2001, 2000 and 1999 was 8.75% and the assumed rate of compensation increase for 2001, 2000 and 1999 was 4.50%.

The Company and certain subsidiaries also participate with Sun Life Assurance Company of Canada and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. Under the various plans the Company matches, up to specified amounts, employees' contributions to the plan. The Company's contributions were $462,000, $354,000 and $284,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

OTHER POST-RETIREMENT BENEFIT PLANS

In addition to pension benefits, the Company and certain subsidiaries provide certain health, dental, and life insurance benefits ("postretirement benefits") for retired employees and dependents. Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount. The following table sets forth the change in other postretirement benefit plans' obligations and assets, as well as the plans' funded status at December 31, 2001, 2000, and 1999 (in 000's).

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

8. RETIREMENT PLANS (CONTINUED):
	Year Ended December 31,
	2001	2000	1999
Change in benefit obligation:
Benefit obligation at beginning of year	$ 17,085	$ 12,217	$ 10,419

Service cost	624	529	413

Interest cost	1,296	1,139	845

Actuarial loss	10,956	3,665	1,048

Benefits paid	(792)	(465)	(508)
Benefit obligation at end of year	$ 29,169	$ 17,085	$ 12,217

Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ -	$ -	$ -
Employer contributions	792	465	508
Benefits paid	(792)	(465)	(508)
Fair value of plan assets at end of year	$ -	$ -	$ -

Funded Status	$ (29,169)	$ (17,085)	$ (12,217)
Unrecognized net actuarial loss	15,738	4,914	1,469
Unrecognized transition obligation	50	95	140
Prepaid (accrued) benefit cost	$ (13,381)	$ (12,076)	$ (10,608)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

8. RETIREMENT PLANS (CONTINUED):

The following table sets forth the components of the net periodic postretirement benefit costs for the years ended December 31, 2001, 2000, and 1999 (in 000's).

	2001	2000	1999

Components of net periodic benefit cost
Service cost	$ 624	$ 529	$ 413

Interest cost	1,296	1,139	845

Amortization of transition obligation(asset)	45	45	45

Recognized net actuarial loss (gain)	381	219	164
Net periodic benefit cost	$ 2,346	$ 1,932	$ 1,467

The Company's share of net periodic benefit cost	$ 256	$ 219	$ 185

In order to measure the postretirement benefit obligation at December 31, 2001 the Company assumed a 16.0% annual rate of increase in the per capita cost of covered health care benefits (5.5% for dental benefits). In addition, medical cost inflation is assumed to be 12% in 2002 and assumed to decrease gradually to 5.5% for 2013 and remain at that level thereafter. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. For example, increasing the health care cost trend rate assumptions by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2001 by $6.1 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $465,000. Conversely, decreasing assumed rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2001 by $5.0 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $369,000. The assumed weighted average discount rate used in determining the postretirement benefit obligation was 7.0% for 2001 and 7.5% for 2000 and 1999.

9. FEDERAL INCOME TAXES

The Company and its subsidiaries file a consolidated federal income tax return with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. as previously described in Note 1. Federal income taxes are calculated as if the Company was filing a separate federal income tax return. A summary of the components of federal income tax expense (benefit) in the consolidated statements of income for the years ended December 31, 2001, 2000 and 1999 was as follows (in 000's):

	2001	2000	1999
Federal income tax expense (benefit):
Current	$(81,820)	$(8,536)	$18,570
Deferred	58,498	(53,145)	10,210

Total	$(23,322)	$(61,681)	$28,780

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

9. FEDERAL INCOME TAXES (CONTINUED)

Federal income taxes attributable to the consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differs from the federal income tax rate as follows:
	2001	2000	1999

Expected federal income tax expense	$(13,435)	$(21,455)	$28,969
Low income housing credit	(6,138)	(5,805)	(6,348)
Additional tax provision	(4,200)	(35,897)	6,851
Other	451	1,476	(692)

Federal income tax expense	$(23,322)	$(61,681)	$28,780

The deferred income tax (asset) liability represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax (assets) and liabilities as of December 31, 2001 and 2000 were as follows (in 000's):
	2001	2000

Deferred tax assets:
Actuarial liabilities	$ 92,323	$ 177,709
Other	38,870	845
Total deferred tax assets	$ 131,193	$ 178,554

Deferred tax liabilities:
Deferred policy acquisition costs	(181,647)	(189,447)
Investments, net	(48,710)	(30,513)
Total deferred tax liabilities	$ (230,357)	$ (219,960)

Net deferred tax liabilities	$ (99,164)	$ (41,406)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

9. FEDERAL INCOME TAXES (CONTINUED)

The Company makes payments under the tax sharing agreements as if it were filing as a separate company.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits. The Company is currently under audit by the IRS for the years 1994 and 1995. In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements. However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

10. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the group life and group disability products is summarized below (in 000's):
	2001	2000

Balance at January 1	$ 20,574	$ 17,755
Less reinsurance recoverables	(5,067)	(4,036)
Net balance at January 1	15,507	13,719
Incurred related to:
Current year	11,354	10,670
Prior years	(786)	(14)
Total incurred	10,568	10,656
Paid losses related to:
Current year	(5,446)	(5,473)
Prior years	(3,092)	(3,395)
Total paid	(8,538)	(8,868)

Net balance at December 31	23,615	20,574
Less reinsurance recoverables	(6,078)	(5,067)
Balance at December 31	$ 17,537	$ 15,507

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its individual and group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

11. DEFERRED POLICY ACQUISITION COSTS

The following illustrates the changes to the deferred policy acquisition costs (in 000's):
	2001	2000
Balance at January 1	$ 761,988	$ 686,278
Acquisition costs deferred	137,879	206,869
Amortized to expense during the year	(120,733)	(123,832)
Adjustment for unrealized investment gains (losses) during the year	(13,418)	(7,327)
Balance at December 31	$ 765,716	$ 761,988

12. SEGMENT INFORMATION

The Company offers financial products and services such as fixed and variable annuities, guaranteed investment contracts, retirement plan services, and life insurance on an individual and group basis, as well as disability insurance on a group basis. Within these areas, the Company conducts business principally in three operating segments and maintains a corporate segment to provide for the capital needs of the three operating segments and to engage in other financing related activities. Net investment income is allocated based on segmented assets by line of business.

The Wealth Management segment markets and administers individual and group variable annuity products, individual and group fixed annuity products which include market value adjusted annuities, and other retirement benefit products. The Company began offering guaranteed investment contracts to unrelated third parties in overseas markets during the second quarter of 2000. These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies. The Company uses derivative instruments to manage the risks inherent in the contract options.

The Individual Protection segment markets and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.

The Group Protection segment markets and administers group life and long-term disability insurance to small and mid-size employers in the State of New York.

The Corporate segment includes the unallocated capital of the Company, its debt financing, and items not otherwise attributable to the other segments. Management evaluates the results of the operating segments on an after-tax basis. The Company does not materially depend on one or a few customers, brokers or agents.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

12. SEGMENT INFORMATION (CONTINUED)

The following amounts pertain to the various business segments (in 000's):

	Year ended December 31, 2001
			Pretax
	Total	Total	Income	Net Operating	Total
	Revenues	Expenditures	(Loss)	Income (Loss)	Assets

Wealth Management	$ 494,231	$ 527,615	$ (30,855)	$ (11,795)	$ 20,281,474
Individual Protection	32,345	28,383	3,962	3,443	1,685,589
Group Protection	19,407	15,930	3,477	2,641	38,105
Corporate	85,322	104,692	(21,899)	(12,170)	304,570
Total	$ 631,305	$ 676,620	$ (45,315)	$ (17,881)	$ 22,309,738

	Year ended December 31, 2000

Wealth Management	$ 533,517	$ 556,864	$ (23,347)	$ (6,911)	$ 22,094,736
Individual Protection	44,206	44,477	(271)	(176)	1,242,549
Group Protection	17,194	15,350	1,844	1,199	30,514
Corporate	15,552	55,025	(39,473)	8,419	689,869
Total	$ 610,469	$ 671,716	$ (61,247)	$ 2,531	$ 24,057,668

	Year ended December 31, 1999

Wealth Management	$ 563,836	$ 460,788	$ 103,048	$ 73,002	$ 20,911,529
Individual Protection	17,625	18,001	(376)	198	302,100
Group Protection	16,415	15,541	874	568	27,286
Corporate	31,996	52,731	(20,735)	(20,036)	243,998
Total	$ 629,872	$ 547,061	$ 82,811	$ 53,732	$ 21,484,913

13. REGULATORY FINANCIAL INFORMATION

The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with GAAP for stock life insurance companies primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, and deferred income taxes are calculated differently. The statutory financials are not prepared on a consolidated basis.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

13. REGULATORY FINANCIAL INFORMATION (CONTINUED):

The Company's statutory surplus and net income (loss) are as follows (in 000's):

	Year ended December 31,
	2001	2000	1999

Statutory surplus and capital
$     769,520
		$ 940,335	$ 886,342
Statutory net (loss) income	$ (137,139)	$ (236)	$ 90,358

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Delaware. Effective January 1, 2001, the State of Delaware required that insurance companies domiciled in the State of Delaware prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001, subject to any deviations prescribed or permitted by the Insurance Commissioner of the State of Delaware.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001, are reported as changes in accounting principles in the statutory financial statements. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle in its statutory financial statements, as an adjustment that increased unassigned funds (surplus), of $25,924,000 as of January 1, 2001. This adjustment is due to $25,454,000 of net deferred tax assets established as of January 1, 2001 offset by an increase of $470,000 in the valuation of the Company's obligation for postretirement benefits other than pensions ("PBOP") on a NAIC basis as of January 1, 2001.

14. DIVIDEND RESTRICTIONS

The Company and its insurance subsidiary's ability to pay dividends are subject to certain restrictions. Delaware and New York have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company and Sun Life Insurance and Annuity Company of New York. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve-month period, without prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory surplus, would also require the prior approval of the Delaware Commissioner of Insurance. Dividends in the amounts of $15,000,000, $10,000,000 and $80,000,000 were declared and paid by the Company to its parent, Sun Life of Canada (U.S.) Holdings, Inc. during 2001, 2000, and 1999, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

14. DIVIDEND RESTRICTIONS (CONTINUED)

On September 20, 2000, New York insurance law was amended to permit a domestic stock life insurance company to distribute a dividend to its shareholders, without notice to the Superintendent of Insurance of the State of New York, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of: (1) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (2) its net gain from operations for the immediately preceding calendar year, not including realized capital gains. Under the previous law, domestic stock life insurers were prohibited from distributing any dividends to shareholders unless the insurer filed a notice of its intention to declare a dividend and its amount with the Superintendent at least 30 days in advance of the proposed declaration, and such proposed distribution was not disapproved by the Superintendent. No dividends were paid during 2001. Dividends in the amount of $4,700,000 and $6,500,000 were declared and paid during 2000 and 1999, respectively, by the Sun Life Insurance and Annuity Company of New York to the Company. These dividends were approved by the Board of Directors and the State of New York Insurance Department.

15. COMMITMENTS AND CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes.

LITIGATION

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters beyond the ordinary course of business that could have a material effect upon the financial condition of the Company.

LINES OF CREDIT

The Company has syndicated two lines of credit each in the amount of $250 million. There are 14 banks in the syndicate of lenders, which is led by Chase Bank, New York. The banks have committed to lend funds of up to $500 million when requested by the Company at prevailing rates determined in accordance with the line of credit agreements. One line of credit terminates October 2002, the other in October 2003. As of December 31, 2001, no amounts have been borrowed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

LEASE COMMITMENTS

The Company leases various facilities and equipment under operating leases with terms of up to 25 years. As of December 31, 2001, minimum future lease payments under such leases are as follows (in 000's):

2002	$ 1,924
2003	294
2004	196
Total	$ 2,414

Total rental expense for the years ended December 31, 2001, 2000 and 1999 was $6,936,000, $5,002,000, and $4,656,000, respectively.

16. DISCONTINUED OPERATIONS

During 1999, the Company discontinued its individual disability segment and its banking and trust segment. These segments were composed of Massachusetts Casualty Insurance Company ("MCIC") and New London Trust, F.S.B. ("NLT"), which were both sold during 1999 to separate, unaffiliated parties. Net proceeds on the sale of MCIC were approximately $33,965,000 and the Company realized a net loss after taxes of $25,465,000. Net proceeds on the sale of NLT were approximately $30,000,000; the Company realized a net gain after taxes of $13,170,000. Immediately before the sale date of NLT, the Company received a $19 million dividend distribution from NLT.

There were no results from discontinued operations in 2001 and 2000. Income from discontinued operations for the year ended December 31, 1999 were as follows (in 000's):
1999
Revenue	$ 22,667
Expenses	21,430
Provision for income taxes	203
Income from discontinued operations	$ 1,034

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and its subsidiaries (the "Company") as of December 31, 2001 and 2000, and the related consolidated statements of income, comprehensive income, stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) and its subsidiaries as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2001, the Company adopted the provisions of Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities".

Deloitte & Touche LLP

Boston, Massachusetts

February 15, 2002


Appendix A

Glossary of Policy Terms

Account Value-The sum of the amounts in each Sub-Account of the Variable Account with respect to a Policy, and the amount of the Loan Account.

Anniversary-The same day in each succeeding year as the day of the year corresponding to the Issue Date.

APB Rider-An Additional Protection Benefit Rider (APB Rider) with which the Policy may be issued to provide additional life insurance coverage under the Policy.

APB Rider Death Benefit-The death benefit under the APB Rider.

APB Rider Face Amount-The amount of APB Rider coverage you request, as specified in your Application, used in determining the Death Benefit.

Attained Age-The Insured's Issue Age plus the number of completed Policy Years.

Base Death Benefit-The death benefit under the Policy, exclusive of any APB Rider Death Benefit or any other supplemental benefits.

Business Day-Any day that we are open for business.

Cash Surrender Value-The Account Value less the balance of any outstanding Policy Debt, plus any Sales Load Refund at Surrender.

Class-The risk, underwriting, and substandard table rating, if any, classification of the Insured.

Daily Risk Percentage-The applicable daily rate for deduction of the mortality and expense risk charge.

Death Benefit-The sum of the Base Death Benefit and any APB Rider Death Benefit.

Due Proof-Such evidence as we may reasonably require in order to establish that Policy Proceeds are due and payable.

Effective Date of Coverage-

o o o

Initially, the Investment Start Date;

with respect to any increase in the Total Face Amount, the Monthly Anniversary Day that falls on or next follows the date we approve the supplemental application for such increase; and

with respect to any decrease in the Total Face Amount, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

Expense Charges Applied to Premium-The expense charges applied to premium, consisting of the charges for premium tax, our federal tax obligations with respect to the Policy, and the sales load.

Fund-A mutual fund in which a Sub-Account invests.

General Account-The assets held by us other than those allocated to the Sub-Accounts of the Variable Account or any of our other separate accounts.

Investment Start Date-The date the first premium is applied, which will be the later of-

o o o	the Issue Date, the Business Day we approve the application for a Policy, or the Business Day we receive a premium equal to or in excess of the Minimum Premium.

Issue Age-The Insured's age as of the Insured's birthday nearest the Issue Date.

Issue Date-The date specified in the Policy, from which Policy Anniversaries, Policy Years and Policy Months are measured.

Loan Account-An account established for the Policy, the value of which is the principal amount of any outstanding loan against the Policy, plus credited interest thereon.

Maturity-The Anniversary on which the Insured's Attained Age is 100.

Minimum Premium-The premium amount due and payable as of the Issue Date, as specified in your Policy. The Minimum Premium varies based on the Class, Issue Age, and sex of the Insured and the Total Face Amount of the Policy.

Monthly Anniversary Day-The same day in each succeeding month as the day of the month corresponding to the Issue Date.

Monthly Cost of Insurance-A deduction made on a monthly basis for the insurance coverage provided by the Policy.

Monthly Expense Charge-A per Policy deduction made on a monthly basis for administration and other expenses.

Net Premium-The amount you pay as the premium minus Expense Charges Applied to Premium.

Our Principal Office-Sun Life Assurance Company of Canada (U.S.)(Attn: Corporate Markets), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or such other address as we may specify to you by written notice.

Policy Debt-The principal amount of any outstanding loans against the Policy, plus accrued but unpaid interest on such loans.

Policy Month-A one-month period commencing on the Issue Date or any Monthly Anniversary Day and ending on the next Monthly Anniversary Day.

Policy Proceeds-The amount determined in accordance with the terms of the Policy that is payable at the death of the Insured prior to maturity.

Policy Year-A one-year period commencing on the Issue Date or any Anniversary and ending on the next Anniversary.

Sales Load Refund at Surrender-The portion of any premium paid in the Policy Year of surrender that we will refund if you surrender your Policy in the first three Policy Years.

SEC-Securities and Exchange Commission.

Service Center-Andesa TPA, Inc., 1605 N. Cedar Crest Blvd., Suite 502, Allentown, Pennsylvania, 18104-2351, (610) 821-8980, or such other service center or address as we may hereafter specify to you by written notice.

Specified Face Amount-The amount of life insurance coverage you request, as specified in your Policy, exclusive of any APB Rider coverage, used in determining the Death Benefit.

Sub-Accounts-Sub-Accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to you.

Target Premium-An amount of premium specified as such in your Policy, used to determine our sales load charges.

Total Face Amount-The sum of the Specified Face Amount and the APB Rider Face Amount.

Unit-A unit of measurement that we use to calculate the value of each Sub-Account.

Unit Value-The value of each Unit of assets in a Sub-Account.

Valuation Date-Any day that benefits vary and on which we, the applicable Fund, and the New York Stock Exchange are open for business and any other day as may be required by the applicable rules and regulations of the Securities and Exchange Commission.

Valuation Period-The period of time from one to the next determination of Unit Values. We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.

Variable Account-Sun Life of Canada (U.S.) Variable Account G, one of our separate accounts established for the purposes including the funding of variable insurance benefits payable under the Policy.

Appendix B

Hypothetical Illustrations of Cash Surrender Values, Account Values and Death Benefits

The Tables on the following pages illustrate the way in which a Policy's Death Benefit, Account Value and Cash Surrender Value could vary over an extended period of time. They assume that all premiums are allocated to and remain in the Variable Account for the entire period shown and are based on hypothetical gross annual investment returns for the Funds (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12% over the periods indicated.

All Tables illustrate a Policy where the Insured is a male, Issue Age 45, in the preferred (non-tobacco) rate class. These illustrations all assume a Total Face Amount of $500,000 and payment of an annual premium of $12,600. Tables 1, 2, 5 and 6 assume a Specified Face Amount of $500,000. Tables 3 and 4 assume a Specified Face Amount of $50,000 and an APB Rider Face Amount of $450,000. Tables 1 and 2 are based on guaranteed issue underwriting, Death Benefit Option A, the Cash Value Accumulation Test and a Specified Face Amount of $500,000. Tables 3 and 4 are based on the same assumptions, except that the Total Face Amount reflects a Specified Face Amount of $50,000 and an APB Rider Face Amount of $450,000. Tables 5 and 6 are based on full medical underwriting, Death Benefit Option B, the Guideline Premium Test, and a Specified Face Amount of $500,000. Tables 1, 3 and 5 differ from Tables 2, 4 and 6, respectively, only in that Tables 1, 3 and 5 reflect the deduction of current policy charges as outlined below, while Tables 2, 4 and 6 reflect the deduction of policy charges at the guaranteed maximum rates (except that Kentucky policyowners will have a higher premium tax deduction than those reflected).

The Account Values and Death Benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below such averages for individual Policy Years. The values would also be different depending on the allocation of a Policy's total Account Value among the Sub-Accounts of the Variable Account, if the actual rates of return averaged 0%, 6% or 12%, but the rates of each Fund varied above and below such averages.

The amounts shown for the Death Benefits and Account Values take into account all charges and deductions imposed under the Policy based on the assumptions set forth in the Tables. These include: Expense Charges Applied to Premium, assuming a premium tax rate of 2% for Tables 1, 3 and 5 and 4% for Tables 2, 4 and 6. The Daily Risk Percentage charged against the Separate Account for mortality and expense risks, at an effective annual rate of 0.60% for the first 10 Policy Years, 0.20% for Policy Years 11 through 20, and 0.10% thereafter for Tables 1, 3 and 5, and 0.90% for all Policy Years for Tables 2, 4 and 6; the Monthly Expense Charge of $13.75 per month for the first Policy Year and $7.50 per month thereafter for Tables 1, 3 and 5, and $13.75 per month for all Policy Years for Tables 2, 4 and 6; and the Monthly Cost of Insurance based on current charges for Tables 1, 3 and 5, and guaranteed charges for Tables 2, 4 and 6.

The amounts shown in the Tables also take into account the Funds' advisory fees and operating expenses, which are assumed to be at an annual rate of 0.95% of the average daily net assets of each Fund. This is based upon an average of the advisory fees and expenses of all the Funds for the most recent fiscal year taking into account any applicable expense caps or expense reimbursement arrangements. Actual fees and expenses of the Funds may be more or less than 0.95%, will vary from year to year, and will depend upon how Account Value is allocated among the Sub-Accounts. See the individual prospectus for each Fund for more information on fund expenses.

The gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.54%, 4.42% and 10.39%, respectively, during the first 10 Policy Years, -1.15%, 4.84% and 10.83%, respectively, for Policy Years 11 through 20, and -1.05%, 4.95% and 10.94%, respectively, thereafter taking into account the current Daily Risk Percentage and the assumed 0.95% charge for the Funds' advisory fees and operating expenses; and -1.83%, 4.11% and 10.06%, respectively, taking into account the guaranteed Daily Risk Percentage.

The hypothetical returns shown in the Tables do not reflect any charges for income taxes against the Variable Account since no charges are currently made. If, in the future, such charges are made, in order to produce the illustrated death benefits and cash values, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.

The second column of each Table shows the amount which would accumulate if an amount equal to each premium were invested and earned interest, after taxes, at 5% per year, compounded annually.

We will furnish upon request a comparable Table using any specific set of circumstances. In addition to a Table assuming policy charges at their maximum, we will furnish a Table assuming current policy charges.

TABLE 1

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE CORPORATE VUL

Male, Preferred, GI, Age 45

$500,000 SPECIFIED FACE AMOUNT

ANNUAL PREMIUM: $ 12,600.00

DEATH BENEFIT OPTION A

CASH VALUE ACCUMULATION TEST

CURRENT POLICY CHARGES

		Hypothetical 0%			Hypothetical 6%			Hypothetical 12%
		Gross Investment Return			Gross Investment Return			Gross Investment Return
		Net -1.54%			Net 4.42%			Net 10.39%
	Premiums
	Paid Plus
	Interest	Cash			Cash			Cash
Policy	At 5%	Surrender	Account	Death	Surrender	Account	Death	Surrender	Account	Death
Year	Per Year	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
1	13,230	11,430	10,328	500,000	12,075	10,973	500,000	12,720	11,618	500,000
2	27,121	21,368	20,266	500,000	23,298	22,196	500,000	25,306	24,203	500,000
3	41,708	30,995	29,892	500,000	34,859	33,756	500,000	39,040	37,937	500,000
4	57,023	39,263	39,263	500,000	45,723	45,723	500,000	52,997	52,997	500,000
5	73,104	48,428	48,428	500,000	58,165	58,165	500,000	69,575	69,575	500,000

6	89,989	57,410	57,410	500,000	71,125	71,125	500,000	87,857	87,857	500,000
7	107,719	66,224	66,224	500,000	84,641	84,641	500,000	108,038	108,038	500,000
8	126,335	75,964	75,964	500,000	99,898	99,898	500,000	131,548	131,548	500,000
9	145,881	85,510	85,510	500,000	115,806	115,806	500,000	157,510	157,510	500,000
10	166,406	94,865	94,865	500,000	132,400	132,400	500,000	186,191	186,191	500,000

11	187,956	104,415	104,415	500,000	150,282	150,282	500,000	218,739	218,739	500,000
12	210,584	113,759	113,759	500,000	168,979	168,979	500,000	254,774	254,774	541,248
13	234,343	122,890	122,890	500,000	188,534	188,534	500,000	294,491	294,491	608,922
14	259,290	131,808	131,808	500,000	209,000	209,000	500,000	338,257	338,257	681,028
15	285,484	140,557	140,557	500,000	230,468	230,468	500,000	386,521	386,521	758,045

16	312,989	149,034	149,034	500,000	252,925	252,925	500,000	439,626	439,626	840,190
17	341,868	157,247	157,247	500,000	276,414	276,414	514,999	498,054	498,054	927,947
18	372,191	165,211	165,211	500,000	300,848	300,848	546,690	562,348	562,348	1,021,878
19	404,031	172,899	172,899	500,000	326,237	326,237	578,483	633,044	633,044	1,122,513
20	437,463	180,327	180,327	500,000	352,626	352,626	610,487	710,797	710,797	1,230,571

Age 60	285,484	140,557	140,557	500,000	230,468	230,468	500,000	386,521	386,521	758,045
Age 65	437,463	180,327	180,327	500,000	352,626	352,626	610,487	710,797	710,797	1,230,571
Age 70	631,430	213,750	213,750	500,000	502,533	502,533	778,538	1,236,355	1,236,355	1,915,394
Age 75	878,986	237,754	237,754	500,000	682,072	682,072	958,639	2,074,737	2,074,737	2,916,001

(1) Assumes a $12,600.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.

The hypothetical investment rates of return are illustrative only, and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policy Owner, and the different investment rates of return for the Funds. The Cash Surrender Value and Death Benefit for a Policy would be different from those shown if the actual rates of investment return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. They would also be different if any Policy loans or partial surrenders were made. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

TABLE 2

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE CORPORATE VUL

Male, Preferred, GI, Age 45

$500,000 SPECIFIED FACE AMOUNT

ANNUAL PREMIUM: $ 12,600.00

DEATH BENEFIT OPTION A

CASH VALUE ACCUMULATION TEST

GUARANTEED POLICY CHARGES

		Hypothetical 0%			Hypothetical 6%			Hypothetical 12%
		Gross Investment Return			Gross Investment Return			Gross Investment Return
		Net -1.83%			Net 4.11%			Net 10.06%
	Premiums
	Paid Plus
	Interest	Cash			Cash			Cash
Policy	At 5%	Surrender	Account	Death	Surrender	Account	Death	Surrender	Account	Death
Year	Per Year	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
1	13,230	9,363	8,261	500,000	9,943	8,841	500,000	10,525	9,422	500,000
2	27,121	17,332	16,229	500,000	19,008	17,905	500,000	20,756	19,653	500,000
3	41,708	25,005	23,902	500,000	28,299	27,196	500,000	31,875	30,772	500,000
4	57,023	31,279	31,279	500,000	36,722	36,722	500,000	42,874	42,874	500,000
5	73,104	38,347	38,347	500,000	46,480	46,480	500,000	56,050	56,050	500,000

6	89,989	45,104	45,104	500,000	56,476	56,476	500,000	70,416	70,416	500,000
7	107,719	51,519	51,519	500,000	66,692	66,692	500,000	86,076	86,076	500,000
8	126,335	58,665	58,665	500,000	78,277	78,277	500,000	104,383	104,383	500,000
9	145,881	65,412	65,412	500,000	90,121	90,121	500,000	124,395	124,395	500,000
10	166,406	71,734	71,734	500,000	102,214	102,214	500,000	146,292	146,292	500,000

11	187,956	77,618	77,618	500,000	114,566	114,566	500,000	170,304	170,304	500,000
12	210,584	83,047	83,047	500,000	127,183	127,183	500,000	196,686	196,686	500,000
13	234,343	88,018	88,018	500,000	140,090	140,090	500,000	225,750	225,750	500,000
14	259,290	92,515	92,515	500,000	153,305	153,305	500,000	257,775	257,775	518,990
15	285,484	96,519	96,519	500,000	166,847	166,847	500,000	292,481	292,481	573,613

16	312,989	99,989	99,989	500,000	180,726	180,726	500,000	329,988	329,988	630,656
17	341,868	102,877	102,877	500,000	194,950	194,950	500,000	370,485	370,485	690,268
18	372,191	105,117	105,117	500,000	209,527	209,527	500,000	414,158	414,158	752,594
19	404,031	106,631	106,631	500,000	224,465	224,465	500,000	461,196	461,196	817,792
20	437,463	107,341	107,341	500,000	239,787	239,787	500,000	511,798	511,798	886,053

Age 60	285,484	96,519	96,519	500,000	166,847	166,847	500,000	292,481	292,481	573,613
Age 65	437,463	107,341	107,341	500,000	239,787	239,787	500,000	511,798	511,798	886,053
Age 70	631,430	96,128	96,128	500,000	324,315	324,315	502,437	826,871	826,871	1,281,012
Age 75	878,986	45,701	45,701	500,000	417,434	417,434	586,695	1,269,717	1,269,717	1,784,562

(1) Assumes a $12,600.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.

The hypothetical investment rates of return are illustrative only, and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policy Owner, and the different investment rates of return for the Funds. The Cash Surrender Value and Death Benefit for a Policy would be different from those shown if the actual rates of investment return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. They would also be different if any Policy loans or partial surrenders were made. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

TABLE 3

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE CORPORATE VUL

Male, Preferred, GI, Age 45

$50,000 SPECIFIED FACE AMOUNT

$450,000 APB RIDER FACE AMOUNT

ANNUAL PREMIUM: $ 12,600.00

DEATH BENEFIT OPTION A

CASH VALUE ACCUMULATION TEST

CURRENT POLICY CHARGES

		Hypothetical 0%			Hypothetical 6%			Hypothetical 12%
		Gross Investment Return			Gross Investment Return			Gross Investment Return
		Net -1.54%			Net 4.42%			Net 10.39%
	Premiums
	Paid Plus
	Interest	Cash			Cash			Cash
Policy	At 5%	Surrender	Account	Death	Surrender	Account	Death	Surrender	Account	Death
Year	Per Year	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
1	13,230	11,421	10,958	500,000	12,104	11,641	500,000	12,787	12,324	500,000
2	27,121	21,981	21,518	500,000	24,026	23,563	500,000	26,154	25,691	500,000
3	41,708	32,221	31,758	500,000	36,319	35,856	500,000	40,753	40,290	500,000
4	57,023	41,734	41,734	500,000	48,589	48,589	500,000	56,307	56,307	500,000
5	73,104	51,498	51,498	500,000	61,834	61,834	500,000	73,945	73,945	500,000

6	89,989	61,072	61,072	500,000	75,636	75,636	500,000	93,401	93,401	500,000
7	107,719	70,470	70,470	500,000	90,033	90,033	500,000	114,881	114,881	500,000
8	126,335	80,156	80,156	500,000	105,544	105,544	500,000	139,123	139,123	500,000
9	145,881	89,650	89,650	500,000	121,720	121,720	500,000	165,896	165,896	500,000
10	166,406	98,954	98,954	500,000	138,594	138,594	500,000	195,477	195,477	500,000

11	187,956	108,470	108,470	500,000	156,798	156,798	500,000	229,066	229,066	500,210
12	210,584	117,782	117,782	500,000	175,836	175,836	500,000	266,173	266,173	565,464
13	234,343	126,883	126,883	500,000	195,752	195,752	500,000	307,069	307,069	634,931
14	259,290	135,774	135,774	500,000	216,601	216,601	500,000	352,134	352,134	708,968
15	285,484	144,496	144,496	500,000	238,475	238,475	500,000	401,831	401,831	788,070

16	312,989	152,949	152,949	500,000	261,365	261,365	500,000	456,510	456,510	872,458
17	341,868	161,140	161,140	500,000	285,220	285,220	531,407	516,670	516,670	962,631
18	372,191	169,085	169,085	500,000	310,031	310,031	563,377	582,868	582,868	1,059,166
19	404,031	176,757	176,757	500,000	335,809	335,809	595,457	655,657	655,657	1,162,611
20	437,463	184,172	184,172	500,000	362,603	362,603	627,759	735,711	735,711	1,273,704

Age 60	285,484	144,496	144,496	500,000	238,475	238,475	500,000	401,831	401,831	788,070
Age 65	437,463	184,172	184,172	500,000	362,603	362,603	627,759	735,711	735,711	1,273,704
Age 70	631,430	217,604	217,604	500,000	514,810	514,810	797,558	1,276,826	1,276,826	1,978,094
Age 75	878,986	241,758	241,758	500,000	697,067	697,067	979,714	2,139,992	2,139,992	3,007,715

(1) Assumes a $12,600.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.

The hypothetical investment rates of return are illustrative only, and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policy Owner, and the different investment rates of return for the Funds. The Cash Surrender Value and Death Benefit for a Policy would be different from those shown if the actual rates of investment return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. They would also be different if any Policy loans or partial surrenders were made. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

TABLE 4

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE CORPORATE VUL

Male, Preferred, GI, Age 45

$50,000 SPECIFIED FACE AMOUNT

$450,000 APB RIDER FACE AMOUNT

ANNUAL PREMIUM: $ 12,600.00

DEATH BENEFIT OPTION A

CASH VALUE ACCUMULATION TEST

GUARANTEED POLICY CHARGES

		Hypothetical 0%			Hypothetical 6%			Hypothetical 12%
		Gross Investment Return			Gross Investment Return			Gross Investment Return
		Net -1.83%			Net 4.11%			Net 10.06%
	Premiums
	Paid Plus
	Interest	Cash			Cash			Cash
Policy	At 5%	Surrender	Account	Death	Surrender	Account	Death	Surrender	Account	Death
Year	Per Year	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
1	13,230	8,845	8,382	500,000	9,450	8,986	500,000	10,056	9,592	500,000
2	27,121	16,896	16,432	500,000	18,631	18,168	500,000	20,443	19,980	500,000
3	41,708	24,630	24,167	500,000	28,032	27,569	500,000	31,729	31,266	500,000
4	57,023	31,587	31,587	500,000	37,199	37,199	500,000	43,550	43,550	500,000
5	73,104	38,675	38,675	500,000	47,053	47,053	500,000	56,930	56,930	500,000

6	89,989	45,426	45,426	500,000	57,140	57,140	500,000	71,531	71,531	500,000
7	107,719	51,803	51,803	500,000	67,437	67,437	500,000	87,465	87,465	500,000
8	126,335	58,242	58,242	500,000	78,425	78,425	500,000	105,390	105,390	500,000
9	145,881	64,246	64,246	500,000	89,626	89,626	500,000	125,012	125,012	500,000
10	166,406	69,777	69,777	500,000	101,028	101,028	500,000	146,524	146,524	500,000

11	187,956	74,818	74,818	500,000	112,639	112,639	500,000	170,176	170,176	500,000
12	210,584	79,342	79,342	500,000	124,464	124,464	500,000	196,251	196,251	500,000
13	234,343	83,338	83,338	500,000	136,528	136,528	500,000	225,100	225,100	500,000
14	259,290	86,783	86,783	500,000	148,848	148,848	500,000	257,039	257,039	517,509
15	285,484	89,645	89,645	500,000	161,443	161,443	500,000	291,683	291,683	572,048

16	312,989	91,864	91,864	500,000	174,318	174,318	500,000	329,123	329,123	629,002
17	341,868	93,371	93,371	500,000	187,479	187,479	500,000	369,547	369,547	688,520
18	372,191	94,072	94,072	500,000	200,929	200,929	500,000	413,142	413,142	750,747
19	404,031	93,852	93,852	500,000	214,670	214,670	500,000	460,095	460,095	815,841
20	437,463	92,595	92,595	500,000	228,724	228,724	500,000	510,607	510,607	883,992

Age 60	285,484	89,645	89,645	500,000	161,443	161,443	500,000	291,683	291,683	572,048
Age 65	437,463	92,595	92,595	500,000	228,724	228,724	500,000	510,607	510,607	883,992
Age 70	631,430	66,241	66,241	500,000	305,870	305,870	500,000	825,121	825,121	1,278,300
Age 75	878,986	0	0	0	396,564	396,564	557,363	1,267,186	1,267,186	1,781,004

(1) Assumes a $12,600.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.

The hypothetical investment rates of return are illustrative only, and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policy Owner, and the different investment rates of return for the Funds. The Cash Surrender Value and Death Benefit for a Policy would be different from those shown if the actual rates of investment return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. They would also be different if any Policy loans or partial surrenders were made. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

TABLE 5

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE CORPORATE VUL

Male, Preferred, MI, Age 45

$500,000 SPECIFIED FACE AMOUNT

ANNUAL PREMIUM: $ 12,600.00

DEATH BENEFIT OPTION B

GUIDELINE PREMIUM TEST

CURRENT POLICY CHARGES

		Hypothetical 0%			Hypothetical 6%			Hypothetical 12%
		Gross Investment Return			Gross Investment Return			Gross Investment Return
		Net -1.54%			Net 4.42%			Net 10.39%
	Premiums
	Paid Plus
	Interest	Cash			Cash			Cash
Policy	At 5%	Surrender	Account	Death	Surrender	Account	Death	Surrender	Account	Death
Year	Per Year	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
1	13,230	11,451	10,348	510,348	12,096	10,993	510,993	12,741	11,639	511,639
2	27,121	21,422	20,320	520,320	23,352	22,250	522,250	25,360	24,258	524,258
3	41,708	31,085	29,983	529,983	34,948	33,845	533,845	39,127	38,024	538,024
4	57,023	39,378	39,378	539,378	45,831	45,831	545,831	53,095	53,095	553,095
5	73,104	48,526	48,526	548,526	58,243	58,243	558,243	69,625	69,625	569,625

6	89,989	57,546	57,546	557,546	71,216	71,216	571,216	87,884	87,884	587,884
7	107,719	66,338	66,338	566,338	84,672	84,672	584,672	107,946	107,946	607,946
8	126,335	75,990	75,990	575,990	99,782	99,782	599,781	131,215	131,215	631,215
9	145,881	85,368	85,368	585,368	115,431	115,431	615,431	156,769	156,769	656,769
10	166,406	94,459	94,459	594,459	131,627	131,627	631,627	184,827	184,827	684,827

11	187,956	103,635	103,635	603,635	148,938	148,938	648,938	216,463	216,463	716,463
12	210,584	112,455	112,455	612,455	166,831	166,831	666,831	251,260	251,260	751,260
13	234,343	120,882	120,882	620,882	185,288	185,288	685,288	289,517	289,517	789,517
14	259,290	128,883	128,883	628,883	204,302	204,302	704,302	331,570	331,570	831,570
15	285,484	136,470	136,470	636,470	223,905	223,905	723,905	377,837	377,837	877,837

16	312,989	143,415	143,415	643,415	243,887	243,887	743,887	428,530	428,530	928,530
17	341,868	149,881	149,881	649,881	264,425	264,425	764,425	484,289	484,289	984,289
18	372,191	155,878	155,878	655,878	285,553	285,553	785,553	545,672	545,672	1,045,672
19	404,031	161,329	161,329	661,329	307,212	307,212	807,212	613,198	613,198	1,113,198
20	437,463	166,253	166,253	666,253	329,442	329,442	829,442	687,544	687,544	1,187,544

Age 60	285,484	136,470	136,470	636,470	223,905	223,905	723,905	377,837	377,837	877,837
Age 65	437,463	166,253	166,253	666,253	329,442	329,442	829,442	687,544	687,544	1,187,544
Age 70	631,430	181,362	181,362	681,362	449,430	449,430	949,430	1,193,121	1,193,121	1,693,121
Age 75	878,986	173,089	173,089	673,089	576,258	576,258	1,076,258	2,013,045	2,013,045	2,513,045

(1) Assumes a $12,600.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.

The hypothetical investment rates of return are illustrative only, and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policy Owner, and the different investment rates of return for the Funds. The Cash Surrender Value and Death Benefit for a Policy would be different from those shown if the actual rates of investment return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. They would also be different if any Policy loans or partial surrenders were made. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

TABLE 6

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE CORPORATE VUL

Male, Preferred, MI, Age 45

$500,000 SPECIFIED FACE AMOUNT

ANNUAL PREMIUM: $ 12,600.00

DEATH BENEFIT OPTION B

GUIDELINE PREMIUM TEST

GUARANTEED POLICY CHARGES

		Hypothetical 0%			Hypothetical 6%			Hypothetical 12%
		Gross Investment Return			Gross Investment Return			Gross Investment Return
		Net -1.83%			Net 4.11%			Net 10.06%
	Premiums
	Paid Plus
	Interest	Cash			Cash			Cash
Policy	At 5%	Surrender	Account	Death	Surrender	Account	Death	Surrender	Account	Death
Year	Per Year	Value	Value	Benefit	Value	Value	Benefit	Value	Value	Benefit
1	13,230	9,320	8,217	508,217	9,897	8,795	508,795	10,476	9,373	509,373
2	27,121	17,203	16,100	516,100	18,865	17,762	517,762	20,598	19,496	519,496
3	41,708	24,743	23,640	523,640	27,997	26,895	526,895	31,530	30,428	530,428
4	57,023	30,834	30,834	530,834	36,189	36,189	536,189	42,239	42,239	542,239
5	73,104	37,662	37,662	537,662	45,626	45,626	545,626	54,993	54,993	554,993

6	89,989	44,117	44,117	544,117	55,196	55,196	555,196	68,769	68,769	568,769
7	107,719	50,160	50,160	550,160	64,859	64,859	564,859	83,621	83,621	583,621
8	126,335	56,848	56,848	556,848	75,730	75,730	575,730	100,836	100,836	600,836
9	145,881	63,040	63,040	563,040	86,666	86,666	586,666	119,389	119,389	619,389
10	166,406	68,697	68,697	568,697	97,618	97,618	597,618	139,365	139,365	639,365

11	187,956	73,799	73,799	573,799	108,557	108,557	608,557	160,873	160,873	660,873
12	210,584	78,315	78,315	578,315	119,440	119,440	619,440	184,027	184,027	684,027
13	234,343	82,236	82,236	582,236	130,245	130,245	630,245	208,970	208,970	708,970
14	259,290	85,539	85,539	585,539	140,933	140,933	640,933	235,847	235,847	735,847
15	285,484	88,195	88,195	588,195	151,458	151,458	651,458	264,809	264,809	764,809

16	312,989	90,151	90,151	590,151	161,747	161,747	661,747	295,998	295,998	795,998
17	341,868	91,346	91,346	591,346	171,713	171,713	671,713	329,559	329,559	829,559
18	372,191	91,698	91,698	591,698	181,247	181,247	681,247	365,632	365,632	865,632
19	404,031	91,113	91,113	591,113	190,216	190,216	690,216	404,353	404,353	904,353
20	437,463	89,504	89,504	589,504	198,492	198,492	698,492	445,877	445,877	945,877

Age 60	285,484	88,195	88,195	588,195	151,458	151,458	651,458	264,809	264,809	764,809
Age 65	437,463	89,504	89,504	589,504	198,492	198,492	698,492	445,877	445,877	945,877
Age 70	631,430	63,709	63,709	563,709	225,101	225,101	725,101	702,879	702,879	1,202,879
Age 75	878,986	0	0	0	208,981	208,981	708,981	1,062,378	1,062,378	1,562,378

(1) Assumes a $12,600.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse due to insufficient Policy Value.

The hypothetical investment rates of return are illustrative only, and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a Policy Owner, and the different investment rates of return for the Funds. The Cash Surrender Value and Death Benefit for a Policy would be different from those shown if the actual rates of investment return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. They would also be different if any Policy loans or partial surrenders were made. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

You can review and copy the complete registration statement which contains additional information about us, the Policy and the Variable Account at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the Securities and Exchange Commission at 1-800-SEC-0330. Reports and other information about the Policy and its mutual fund investment options are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-6009.

PART II

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION OF REASONABLENESS OF FEES

Sun Life Assurance Company of Canada (U.S.)("Sun Life of Canada (U.S.)") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life (U.S.).

UNDERTAKING ON INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to its certificate of incorporation, bylaws, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the act and will be governed by the final adjudication of such issue.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

The prospectus consisting of 132 pages.

The undertaking to file reports.

Representation of reasonableness of fees.

The Rule 484 undertaking.

The signatures.

Written consents of the following persons:

Edward M. Shea, Esq.

John E. Coleman, FSA, MAAA

Deloitte & Touche LLP, Independent Public Accountants

The following exhibits:
1.A.	(1)	Resolution of the Board of Directors of Sun Life Assurance Company of Canada (U.S.), dated December 3, 1985, authorizing the establishment of Sun Life of Canada (U.S.) Variable Account G(1)

	(2)	Not applicable

	(3)(a)	Principal Underwriting Agreement

	(3)(b)	Form of Selling Agreements(9)

	(3)(c)	Schedule of Sales Commissions(9)

	(4)	Not Applicable

	(5)(a)	Form of Flexible Premium Variable Universal Life Insurance Policy(3)

	(5)(b)	Form of Additional Protection Benefit Rider (APB Rider)(3)

	(5)(c)	Form of Flexible Premium Variable Universal Life Insurance Certificate (Group Life)(11)

	(5)(d)	Form of Flexible Premium Variable Universal Life Insurance Certificate(11)

	(5)(e)	Form of Additional Protection Benefit Rider (APB Rider)(Group Life)(11)

	(6)(a)	Certificate of Incorporation of Sun Life of Canada (U.S.)(4)

	(6)(b)	Bylaws of Sun Life Assurance Company of Canada (U.S.)(4)

	(7)	Not Applicable

(8)(a)

Participation Agreement, dated as of February 17, 1998, by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.(8)

	(8)(a)(i)	Amendment No. 1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.(8)

	(8)(a)(ii)	Amendment No. 2 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.(8)
(8)(a)(iii)

Amendment No. 6 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.(11)

	(8)(b)	Participation Agreement by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc. and Sun Life Assurance Company of Canada (U.S.)(8)

	(8)(b)(i)	Amendment No. 1 to Participation Agreement by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., and Sun Life Assurance Company of Canada (U.S.)(8)
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	(8)(b)(ii)	Amendment No. 2 to Participation Agreement by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., and Sun Life Assurance Company of Canada(11)
	(8)(c )	Participation Agreement by and among T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Sun Life of Canada (U.S.)(8)

	(8)(d)	Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation(3)
	(8)(d)(i)	Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation(11)

	(8)(d)(ii)	Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation(11)
	(8)(e)	Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund II and Fidelity Distributors Corporation(3)
	(8)(e)(i)	Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund II and Fidelity Distributors Corporation

	(8)(e)(ii)	Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund II and Fidelity Distributors Corporation
	(8)(f)	Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) and J.P. Morgan Series Trust II(3)

(8)(g)

Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and Neuberger & Berman Management Incorporated(3)

(8)(g)(i)

Addendum, dated as of May 1, 2000 to Fund Participation Agreement, dated December 5, 1996, by and among Sun Life Assurance Company of Canada (U.S.), Neuberger Berman Advisers Management Trust, Advisers Management Trust, and Neuberger Berman Management Inc.(9)

	(8)(h)	Participation Agreement by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc, and Sun Life Assurance Company of Canada (U.S.)(9)
	(8)(h)(i)	Amendment No. 1 to Participation Agreement by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.)

	(8)(i)	Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co.

	(8)(i)(i)	Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co.
	(8)(j)	Participation Agreement by and among MFS/Sun Life Series Trust, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company(12)
	(8)(j)(i)	Amendment No. 4 to Participation Agreement by and among MFS/Sun Life Series Trust, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company(11)

	(8)(k)	Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Rydex Variable Trust and Rydex Distributors, Inc.

	(8)(k)(i)	Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Rydex Variable Trust and Rydex Distributors, Inc.

(8)(l)

Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Dreyfus Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc.

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	(9)	Not Applicable.

	(10)(a)	Form of Application for Flexible Premium Variable Universal Life Insurance Policy(3)

	(10)(b)	Form of Application for Flexible Premium Variable Universal Life Insurance Policy (Master Application)(9)

	(10)(c)	Form of Application for Flexible Premium Variable Universal Life Insurance Policy (GI Application)(9)

	(10)(d)	Form of Application for Flexible Premium Variable Universal Life Insurance Policy (Medical Application)(9)

	(10)(e)	Form of Consent Form(9)

	(11)	Memorandum describing Sun Life Assurance Company of Canada (U.S.)'s Issuance, Transfer and Redemption Procedures(5)

2.	Opinion and Consent of Counsel as to the Legality of the Securities Being Registered

3.	None

4.	Not applicable

5.	Opinion and Consent of Counsel

6.	Opinion and Consent of Actuary

7.	Consent of Deloitte & Touche LLP, Independent Public Accountants

8.	Powers of Attorney(10)

9.	Representation of Counsel Pursuant to Rule 485(b).

	(1)	Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-29852.

(2)

Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on March 31, 2000.

(3)

Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.

(4)

Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997.

(5)

Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, filed with the Securities and Exchange Commission on February 16, 1999.

(6)

Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 1997.

(7)

Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on March 4, 1999.

(8)

Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.

(9)

Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 28, 2000.

(10)

Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-30844, filed with the Securities and Exchange Commission on February 9, 2001.

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(11)

Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 19, 2002.

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(12)

Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on December 9, 1998.

(13)

Incorporate herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and attested, all in the city of Wellesley Hills, and the Commonwealth of Massachusetts, on the 22nd day of April, 2002.
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
(Registrant)

By:	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Depositor)

By:	/s/ James A. McNulty, III
James A. McNulty, III, President
Attest:	/s/ Ellen B. King
Ellen B. King, Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons and in the capacities and on the dates indicated.
/s/ James A. McNulty, III James A. McNulty, III	President and Director (Principal Executive Officer)	April 22, 2002

/s/ Davey Scoon Davey Scoon	Vice President and Chief Administrative and Financial Officer and Treasurer (Principal Financial & Accounting Officer)	April 22, 2002

*/s/ Donald A. Stewart Donald A. Stewart	Chairman and Director

*/s/ C. James Prieur C. James Prieur	Vice Chairman and Director

*/s/ James C. Baillie James C. Baillie	Director

*/s/ David D. Horn David D. Horn	Director

*/s/ Angus MacNaughton Angus MacNaughton	Director

*/s/ S. Caesar Raboy S. Caesar Raboy	Director

*/s/ William W. Stinson William W. Stinson	Director

By: /s/ Edward M. Shea Edward M. Shea, Attorney-In-Fact		April 22, 2002

*By Edward M. Shea pursuant to Powers of Attorney.

EXHIBIT INDEX

1.	Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund II and Fidelity Distributors Corporation

2.	Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund II and Fidelity Distributors Corporation

3.	Amendment No. 1 to Participation Agreement by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.)

4.	Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co.

5.	Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co.

6.	Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Rydex Variable Trust and Rydex Distributors, Inc.

7.	Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Rydex Variable Trust and Rydex Distributors, Inc.

8.

Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Dreyfus Variable Investmnt Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc.

9.	Opinion and Consent of Counsel as to the Legality of the Securities Being Registered

10.	Opinion and Consent of John E. Coleman, FSA, MAAA

11.	Consent of Deloitte & Touche LLP, Independent Public Accountants

12	Representation of Counsel Pursuant to Rule 485(b)